UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Dynamic Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: March 29, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.29.2018

Rydex Funds Annual Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® 2x STRATEGY FUND	9
INVERSE S&P 500® 2x STRATEGY FUND	22
NASDAQ-100® 2x STRATEGY FUND	30
INVERSE NASDAQ-100® 2x STRATEGY FUND	39
DOW 2x STRATEGY FUND	47
INVERSE DOW 2x STRATEGY FUND	55
RUSSELL 2000® 2x STRATEGY FUND	63
INVERSE RUSSELL 2000® 2x STRATEGY FUND	89
NOTES TO FINANCIAL STATEMENTS	97
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	112
OTHER INFORMATION	113
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	115
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	119

THE RYDEX FUNDS ANNUAL REPORT | 1

March 29, 2018

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the 12-month period ended March 29, 2018.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Performance Report and Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
April 30, 2018

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a Fund from correlating with the monthly, quarterly, annual, or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus.

2 | THE RYDEX FUNDS ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 29, 2018

As we enter the ninth year of the current expansion, one of the most important new developments to evaluate is the impact of the corporate tax cuts passed into law at the end of 2017. Guggenheim’s concern is that the substantial late-cycle fiscal easing in the pipeline will prompt more restrictive monetary policy, which increases the risk that the economy will experience a boom-bust cycle that ends in a recession.

With the unemployment rate at 4.1% and core inflation rising, fiscal policy should be leaning against the economy to prevent overheating, not providing further stimulus. Faster wage growth, rising core inflation, and an unsustainably low unemployment rate underpin our longstanding view that the U.S. Federal Reserve (the “Fed”) will raise interest rates four times in 2018. Fed funds futures show the market is now pricing in nearly three rate hikes for 2018, up from two at the beginning of the year, which contributed to a pickup in first-quarter market volatility. Tighter fiscal and monetary policy, along with rising policy uncertainty ahead of the 2018 mid-terms and 2020 presidential election, could prove to be too much for an overextended economy to bear.

Further complicating the story is the risk of a global trade war sparked by protectionist actions taken by the Trump administration. We now have new steel and aluminum tariffs in place that are likely to have some modest inflationary impact while hurting almost 20% of U.S. corporates, according to our estimates. We expect more protectionist trade and investment policies in place by year end.

Over the 12 months ended March 29, 2018, the bear flattening (the condition in which short-term rates rise faster than long-term rates) of the U.S. Treasury curve continued with Treasury yields higher across the curve. Yields increased the most in the belly and front end of the curve. The 2-year Treasury ended the period at 2.27%, up 102 basis points from a year ago, while the 10-year finished the period at 2.74%, up 35 basis points from a year ago. The 2-year-10 year curve, which started the period at 113 basis points, finished at 47 basis points.

For the 12 months ended March 29, 2018, the Standard & Poor’s 500® (“S&P 500”) Index* returned 13.99%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 15.32%. The return of the MSCI Emerging Markets Index* was 25.37%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 1.20% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 3.78%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 1.11% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 29, 2018

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones Industrial Average® (“DJIA”) is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ. The DJIA was invented by Charles Dow back in 1896.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade, and biotechnology. It does not contain securities of financial companies, including investment companies.

Russell 2000® Index measures the performance of the small-cap value segment of the U.S. equity universe.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

4 | THE RYDEX FUNDS ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2017 and ending March 29, 2018 for actual Fund returns. Hypothetical Fund returns are for the period beginning September 30, 2017 and ending March 31, 2018.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 29, 2018	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® 2x Strategy Fund
A-Class	1.74%	8.83%	$ 1,000.00	$ 1,088.30	$ 8.96
C-Class	2.48%	8.42%	1,000.00	1,084.20	12.75
H-Class	1.74%	8.83%	1,000.00	1,088.30	8.96
Inverse S&P 500® 2x Strategy Fund
A-Class	1.73%	(12.15%)	1,000.00	878.50	8.01
C-Class	2.49%	(12.48%)	1,000.00	875.20	11.51
H-Class	1.74%	(12.17%)	1,000.00	878.30	8.06
NASDAQ-100® 2x Strategy Fund
A-Class	1.77%	18.03%	1,000.00	1,180.30	9.52
C-Class	2.52%	17.58%	1,000.00	1,175.80	13.52
H-Class	1.77%	18.03%	1,000.00	1,180.30	9.52
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.80%	(21.09%)	1,000.00	789.10	7.94
C-Class	2.51%	(21.39%)	1,000.00	786.10	11.05
H-Class	1.78%	(21.09%)	1,000.00	789.10	7.85
Dow 2x Strategy Fund
A-Class	1.78%	14.65%	1,000.00	1,146.50	9.42
C-Class	2.52%	14.24%	1,000.00	1,142.40	13.31
H-Class	1.78%	14.65%	1,000.00	1,146.50	9.42
Inverse Dow 2x Strategy Fund
A-Class	1.78%	(17.55%)	1,000.00	824.50	8.01
C-Class	2.53%	(17.95%)	1,000.00	820.50	11.36
H-Class	1.78%	(17.56%)	1,000.00	824.40	8.01
Russell 2000® 2x Strategy Fund
A-Class	1.76%	3.54%	1,000.00	1,035.40	8.83
C-Class	2.48%	3.16%	1,000.00	1,031.60	12.42
H-Class	1.79%	3.48%	1,000.00	1,034.80	8.98
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.77%	(8.19%)	1,000.00	918.10	8.37
C-Class	2.52%	(8.53%)	1,000.00	914.70	11.90
H-Class	1.77%	(8.20%)	1,000.00	918.00	8.37

THE RYDEX FUNDS ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period[4]
Table 2. Based on hypothetical 5% return (before expenses)[5]
S&P 500® 2x Strategy Fund
A-Class	1.74%	5.00%	$ 1,000.00	$ 1,016.26	$ 8.75
C-Class	2.48%	5.00%	1,000.00	1,012.57	12.44
H-Class	1.74%	5.00%	1,000.00	1,016.26	8.75
Inverse S&P 500® 2x Strategy Fund
A-Class	1.73%	5.00%	1,000.00	1,016.31	8.70
C-Class	2.49%	5.00%	1,000.00	1,012.52	12.49
H-Class	1.74%	5.00%	1,000.00	1,016.26	8.75
NASDAQ-100® 2x Strategy Fund
A-Class	1.77%	5.00%	1,000.00	1,016.11	8.90
C-Class	2.52%	5.00%	1,000.00	1,012.37	12.64
H-Class	1.77%	5.00%	1,000.00	1,016.11	8.90
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.80%	5.00%	1,000.00	1,015.96	9.05
C-Class	2.51%	5.00%	1,000.00	1,012.42	12.59
H-Class	1.78%	5.00%	1,000.00	1,016.06	8.95
Dow 2x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.06	8.95
C-Class	2.52%	5.00%	1,000.00	1,012.37	12.64
H-Class	1.78%	5.00%	1,000.00	1,016.06	8.95
Inverse Dow 2x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.06	8.95
C-Class	2.53%	5.00%	1,000.00	1,012.32	12.69
H-Class	1.78%	5.00%	1,000.00	1,016.06	8.95
Russell 2000® 2x Strategy Fund
A-Class	1.76%	5.00%	1,000.00	1,016.16	8.85
C-Class	2.48%	5.00%	1,000.00	1,012.57	12.44
H-Class	1.79%	5.00%	1,000.00	1,016.01	9.00
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.77%	5.00%	1,000.00	1,016.11	8.90
C-Class	2.52%	5.00%	1,000.00	1,012.37	12.64
H-Class	1.77%	5.00%	1,000.00	1,016.11	8.90

[1]	Annualized.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2017 to March 29, 2018.
[4]

Expenses in table 2 are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[5]	Hypothetical return for the period September 30, 2017 to March 31, 2018.

8 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 29, 2018, S&P 500® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500® Index. S&P 500® 2x Strategy Fund H-Class returned 23.92%, while the S&P 500® Index returned 13.99% over the same period.

Sectors contributing the most to the performance of the underlying index were Technology and Financials. Energy was the only detractor. The Utilities sector contributed the least.

Microsoft Corp., Amazon.com, Inc., and Apple, Inc. were the holdings contributing the most to the performance of the underlying index for the period. General Electric Co., AT&T, Inc., and Celgene Corp. detracted the most.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the most efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and were a factor in the Fund’s positive performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.9%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.0%
Berkshire Hathaway, Inc. — Class B	1.3%
Facebook, Inc. — Class A	1.3%
JPMorgan Chase & Co.	1.3%
Johnson & Johnson	1.2%
Exxon Mobil Corp.	1.1%
Alphabet, Inc. — Class C	1.1%
Alphabet, Inc. — Class A	1.1%
Top Ten Total	15.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 29, 2018

	1 Year	5 Year	10 Year
A-Class Shares	23.92%	23.04%	11.83%
A-Class Shares with sales charge†	18.03%	21.85%	11.29%
C-Class Shares	23.00%	22.12%	11.00%
C-Class Shares with CDSC‡	22.00%	22.12%	11.00%
H-Class Shares	23.92%	23.02%	11.82%
S&P 500 Index	13.99%	13.31%	9.49%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 29, 2018
S&P 500® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 77.4%

Consumer, Non-cyclical - 16.8%
Johnson & Johnson	13,980	$1,791,537
Pfizer, Inc.	31,020	1,100,900
UnitedHealth Group, Inc.	5,042	1,078,988
Procter & Gamble Co.	13,137	1,041,501
Coca-Cola Co.	20,006	868,861
PepsiCo, Inc.	7,411	808,911
Philip Morris International, Inc.	8,093	804,444
AbbVie, Inc.	8,307	786,258
Merck & Company, Inc.	14,049	765,249
Altria Group, Inc.	9,903	617,155
Amgen, Inc.	3,483	593,782
Medtronic plc	7,062	566,514
Abbott Laboratories	9,070	543,474
Bristol-Myers Squibb Co.	8,507	538,068
Gilead Sciences, Inc.	6,826	514,612
PayPal Holdings, Inc.*	5,879	446,040
Thermo Fisher Scientific, Inc.	2,094	432,327
Eli Lilly & Co.	5,024	388,707
Celgene Corp.*	3,919	349,614
CVS Health Corp.	5,287	328,904
Colgate-Palmolive Co.	4,561	326,933
Mondelez International, Inc. — Class A	7,750	323,408
Danaher Corp.	3,199	313,214
Biogen, Inc.*	1,102	301,750
Becton Dickinson and Co.	1,387	300,563
Anthem, Inc.	1,333	292,860
Allergan plc	1,721	289,627
Aetna, Inc.	1,704	287,976
Stryker Corp.	1,679	270,185
Automatic Data Processing, Inc.	2,310	262,139
S&P Global, Inc.	1,323	252,772
Intuitive Surgical, Inc.*	585	241,506
Vertex Pharmaceuticals, Inc.*	1,323	215,622
Cigna Corp.	1,266	212,359
Zoetis, Inc.	2,539	212,032
Constellation Brands, Inc. — Class A	893	203,533
Express Scripts Holding Co.*	2,941	203,164
Kimberly-Clark Corp.	1,827	201,208
Boston Scientific Corp.*	7,164	195,720
Kraft Heinz Co.	3,112	193,846
Humana, Inc.	717	192,751
Ecolab, Inc.	1,355	185,730
Illumina, Inc.*	766	181,098
Estee Lauder Companies, Inc. — Class A	1,170	175,172
Baxter International, Inc.	2,589	168,389
Edwards Lifesciences Corp.*	1,094	152,635
McKesson Corp.	1,075	151,435
Sysco Corp.	2,502	150,020
HCA Healthcare, Inc.	1,459	141,523
Moody’s Corp.	866	139,686
Regeneron Pharmaceuticals, Inc.*	402	138,433
General Mills, Inc.	2,965	133,603
Alexion Pharmaceuticals, Inc.*	1,155	128,736
Archer-Daniels-Midland Co.	2,914	126,380
Monster Beverage Corp.*	2,155	123,287
Zimmer Biomet Holdings, Inc.	1,059	115,473
Tyson Foods, Inc. — Class A	1,551	113,518
Dr Pepper Snapple Group, Inc.	937	110,922
Mylan N.V.*	2,682	110,418
Kroger Co.	4,593	109,956
Cardinal Health, Inc.	1,640	102,795
Centene Corp.*	904	96,611
Align Technology, Inc.*	376	94,425
Global Payments, Inc.	829	92,450
IHS Markit Ltd.*	1,886	90,981
Clorox Co.	674	89,716
Nektar Therapeutics*	839	89,152
IDEXX Laboratories, Inc.*	454	86,891
Laboratory Corporation of America Holdings*	531	85,889
Kellogg Co.	1,297	84,318
Verisk Analytics, Inc. — Class A*	808	84,032
Conagra Brands, Inc.	2,088	77,005
Cintas Corp.	449	76,590
Incyte Corp.*	915	76,247
United Rentals, Inc.*	440	76,001
IQVIA Holdings, Inc.*	760	74,564
Total System Services, Inc.	862	74,356
Brown-Forman Corp. — Class B	1,364	74,174
Equifax, Inc.	626	73,749
JM Smucker Co.	592	73,414
ResMed, Inc.	745	73,360
AmerisourceBergen Corp. — Class A	847	73,020
Hershey Co.	734	72,637
Molson Coors Brewing Co. — Class B	964	72,618
Quest Diagnostics, Inc.	707	70,912
McCormick & Company, Inc.	631	67,132
Church & Dwight Company, Inc.	1,271	64,008
Dentsply Sirona, Inc.	1,197	60,221
Varian Medical Systems, Inc.*	476	58,381
Cooper Companies, Inc.	255	58,347
Perrigo Company plc	683	56,921
Gartner, Inc.*	473	55,634
Nielsen Holdings plc	1,747	55,537
Hologic, Inc.*	1,441	53,836
Henry Schein, Inc.*	801	53,835
Universal Health Services, Inc. — Class B	453	53,640
DaVita, Inc.*	759	50,048
Avery Dennison Corp.	458	48,662
Hormel Foods Corp.	1,407	48,288
Western Union Co.	2,393	46,017
Coty, Inc. — Class A	2,460	45,018
Campbell Soup Co.[1]	1,003	43,440
Robert Half International, Inc.	648	37,513
H&R Block, Inc.	1,089	27,672
Quanta Services, Inc.*	801	27,514
Envision Healthcare Corp.*	630	24,211
Total Consumer, Non-cyclical		25,387,210

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
S&P 500® 2x STRATEGY FUND

	Shares	Value

Financial - 14.6%
Berkshire Hathaway, Inc. — Class B*	10,029	$2,000,585
JPMorgan Chase & Co.	17,883	1,966,594
Bank of America Corp.	49,853	1,495,091
Wells Fargo & Co.	22,876	1,198,931
Visa, Inc. — Class A	9,393	1,123,591
Citigroup, Inc.	13,392	903,960
Mastercard, Inc. — Class A	4,810	842,519
Goldman Sachs Group, Inc.	1,841	463,674
U.S. Bancorp	8,177	412,938
Morgan Stanley	7,190	387,972
PNC Financial Services Group, Inc.	2,457	371,597
American Express Co.	3,754	350,173
BlackRock, Inc. — Class A	645	349,409
American Tower Corp. — Class A REIT	2,297	333,846
Chubb Ltd.	2,418	330,710
Charles Schwab Corp.	6,244	326,062
CME Group, Inc. — Class A	1,774	286,927
Bank of New York Mellon Corp.	5,262	271,151
American International Group, Inc.	4,684	254,903
Simon Property Group, Inc. REIT	1,621	250,201
MetLife, Inc.	5,402	247,898
Capital One Financial Corp.	2,534	242,808
Crown Castle International Corp. REIT	2,161	236,867
Prudential Financial, Inc.	2,199	227,706
Intercontinental Exchange, Inc.	3,034	220,026
Marsh & McLennan Companies, Inc.	2,645	218,450
BB&T Corp.	4,051	210,814
Travelers Companies, Inc.	1,414	196,348
State Street Corp.	1,916	191,083
Progressive Corp.	3,034	184,862
Aon plc	1,283	180,043
Aflac, Inc.	4,062	177,753
Allstate Corp.	1,847	175,096
Prologis, Inc. REIT	2,778	174,986
Equinix, Inc. REIT	413	172,692
SunTrust Banks, Inc.	2,440	166,018
Public Storage REIT	781	156,505
M&T Bank Corp.	783	144,354
Weyerhaeuser Co. REIT	3,935	137,725
T. Rowe Price Group, Inc.	1,275	137,662
Discover Financial Services	1,849	132,998
Synchrony Financial	3,724	124,866
AvalonBay Communities, Inc. REIT	720	118,411
Equity Residential REIT	1,918	118,187
Fifth Third Bancorp	3,615	114,776
Northern Trust Corp.	1,109	114,371
Ameriprise Financial, Inc.	763	112,878
Digital Realty Trust, Inc. REIT	1,071	112,862
Regions Financial Corp.	5,850	108,693
KeyCorp	5,527	108,053
Citizens Financial Group, Inc.	2,539	106,587
Welltower, Inc. REIT	1,930	105,050
Willis Towers Watson plc	689	104,859
SBA Communications Corp. REIT*	607	103,748
Boston Properties, Inc. REIT	804	99,069
Hartford Financial Services Group, Inc.	1,860	95,827
Ventas, Inc. REIT	1,856	91,928
Huntington Bancshares, Inc.	5,744	86,734
Comerica, Inc.	901	86,433
Principal Financial Group, Inc.	1,404	85,518
Lincoln National Corp.	1,137	83,069
Essex Property Trust, Inc. REIT	344	82,794
E*TRADE Financial Corp.*	1,388	76,909
Realty Income Corp. REIT	1,481	76,612
CBRE Group, Inc. — Class A*	1,575	74,371
XL Group Ltd.	1,339	73,993
Host Hotels & Resorts, Inc. REIT	3,825	71,298
Loews Corp.	1,405	69,871
Invesco Ltd.	2,122	67,925
GGP, Inc. REIT	3,291	67,334
Cboe Global Markets, Inc.	587	66,977
SVB Financial Group*	276	66,243
Alexandria Real Estate Equities, Inc. REIT	528	65,942
Arthur J Gallagher & Co.	945	64,950
Vornado Realty Trust REIT	901	60,637
Raymond James Financial, Inc.	675	60,352
Franklin Resources, Inc.	1,696	58,817
Cincinnati Financial Corp.	778	57,774
Extra Space Storage, Inc. REIT	657	57,395
HCP, Inc. REIT	2,446	56,821
Unum Group	1,153	54,894
Everest Re Group Ltd.	213	54,703
Mid-America Apartment Communities, Inc. REIT	592	54,014
Zions Bancorporation	1,024	53,996
Affiliated Managers Group, Inc.	284	53,841
Alliance Data Systems Corp.	251	53,428
Nasdaq, Inc.	608	52,422
UDR, Inc. REIT	1,397	49,761
Duke Realty Corp. REIT	1,860	49,253
Iron Mountain, Inc. REIT	1,467	48,206
Torchmark Corp.	553	46,546
Regency Centers Corp. REIT	774	45,651
SL Green Realty Corp. REIT	471	45,607
Federal Realty Investment Trust REIT	381	44,238
Leucadia National Corp.	1,634	37,141
People’s United Financial, Inc.	1,809	33,756
Apartment Investment & Management Co. — Class A REIT	820	33,415
Kimco Realty Corp. REIT	2,217	31,925
Macerich Co. REIT	565	31,651
Brighthouse Financial, Inc.*	499	25,649
Assurant, Inc.	273	24,955
Navient Corp.	1,371	17,987
Total Financial		22,155,501

Technology - 12.5%
Apple, Inc.	26,440	4,436,103
Microsoft Corp.	40,123	3,662,026
Intel Corp.	24,387	1,270,075
NVIDIA Corp.	3,153	730,203

12 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
S&P 500® 2x STRATEGY FUND

	Shares	Value

Oracle Corp.	15,747	$720,425
International Business Machines Corp.	4,464	684,912
Adobe Systems, Inc.*	2,562	553,597
Texas Instruments, Inc.	5,126	532,540
Broadcom Ltd.	2,139	504,055
Accenture plc — Class A	3,213	493,195
QUALCOMM, Inc.	7,714	427,433
salesforce.com, Inc.*	3,576	415,889
Micron Technology, Inc.*	6,025	314,143
Applied Materials, Inc.	5,475	304,465
Activision Blizzard, Inc.	3,953	266,669
Cognizant Technology Solutions Corp. — Class A	3,064	246,652
Intuit, Inc.	1,268	219,808
Electronic Arts, Inc.*	1,598	193,741
HP, Inc.	8,533	187,043
Analog Devices, Inc.	1,927	175,607
Lam Research Corp.	849	172,483
Fidelity National Information Services, Inc.	1,726	166,214
Fiserv, Inc.*	2,154	153,602
DXC Technology Co.	1,486	149,388
Autodesk, Inc.*	1,148	144,166
Hewlett Packard Enterprise Co.	8,165	143,214
Western Digital Corp.	1,551	143,111
Red Hat, Inc.*	922	137,848
Microchip Technology, Inc.	1,221	111,551
Paychex, Inc.	1,666	102,609
Xilinx, Inc.	1,328	95,935
Cerner Corp.*	1,646	95,468
Skyworks Solutions, Inc.	951	95,347
KLA-Tencor Corp.	816	88,952
Seagate Technology plc	1,484	86,844
NetApp, Inc.	1,396	86,119
ANSYS, Inc.*	437	68,474
Synopsys, Inc.*	775	64,511
Akamai Technologies, Inc.*	886	62,888
Citrix Systems, Inc.*	674	62,547
Take-Two Interactive Software, Inc.*	596	58,277
CA, Inc.	1,629	55,223
Cadence Design Systems, Inc.*	1,474	54,199
Qorvo, Inc.*	659	46,427
IPG Photonics Corp.*	197	45,976
Advanced Micro Devices, Inc.*,1	4,292	43,135
CSRA, Inc.	854	35,210
Xerox Corp.	1,115	32,090
Total Technology		18,940,389

Communications - 10.8%
Amazon.com, Inc.*	2,094	3,030,730
Facebook, Inc. — Class A*	12,485	1,994,978
Alphabet, Inc. — Class C*	1,586	1,636,419
Alphabet, Inc. — Class A*	1,555	1,612,753
AT&T, Inc.	31,995	1,140,622
Cisco Systems, Inc.	25,103	1,076,668
Verizon Communications, Inc.	21,510	1,028,608
Comcast Corp. — Class A	24,153	825,308
Walt Disney Co.	7,835	786,947
Netflix, Inc.*	2,261	667,786
Booking Holdings, Inc.*	254	528,419
Time Warner, Inc.	4,064	384,373
Charter Communications, Inc. — Class A*	969	301,572
Twenty-First Century Fox, Inc. — Class A	5,492	201,502
eBay, Inc.*	4,905	197,377
CBS Corp. — Class B	1,799	92,451
Motorola Solutions, Inc.	844	88,873
Omnicom Group, Inc.[1]	1,200	87,204
Symantec Corp.	3,231	83,521
CenturyLink, Inc.	5,069	83,284
Twenty-First Century Fox, Inc. — Class B	2,289	83,251
Expedia Group, Inc.	638	70,442
Viacom, Inc. — Class B	1,839	57,119
VeriSign, Inc.*	435	51,574
F5 Networks, Inc.*	322	46,564
Interpublic Group of Companies, Inc.	2,003	46,129
DISH Network Corp. — Class A*	1,188	45,013
Juniper Networks, Inc.	1,791	43,575
News Corp. — Class A	1,996	31,537
Discovery, Inc. — Class C*	1,591	31,056
TripAdvisor, Inc.*	565	23,103
Discovery, Inc. — Class A*,1	811	17,380
News Corp. — Class B	635	10,224
Total Communications		16,406,362

Industrial - 7.8%
Boeing Co.	2,883	945,278
3M Co.	3,103	681,171
General Electric Co.	45,244	609,889
Honeywell International, Inc.	3,919	566,335
Union Pacific Corp.	4,102	551,432
United Technologies Corp.	3,876	487,678
Caterpillar, Inc.	3,114	458,941
Lockheed Martin Corp.	1,295	437,619
United Parcel Service, Inc. — Class B	3,586	375,311
Raytheon Co.	1,503	324,378
General Dynamics Corp.	1,439	317,875
Northrop Grumman Corp.	907	316,652
FedEx Corp.	1,284	308,301
Deere & Co.	1,687	262,025
CSX Corp.	4,623	257,547
Illinois Tool Works, Inc.	1,602	250,969
Emerson Electric Co.	3,308	225,936
Norfolk Southern Corp.	1,481	201,090
Eaton Corporation plc	2,294	183,314
TE Connectivity Ltd.	1,830	182,817
Waste Management, Inc.	2,079	174,886
Johnson Controls International plc	4,826	170,068
Roper Technologies, Inc.	536	150,450
Amphenol Corp. — Class A	1,592	137,119
Cummins, Inc.	812	131,617
Corning, Inc.	4,529	126,268
Fortive Corp.	1,596	123,722
Stanley Black & Decker, Inc.	799	122,407
Parker-Hannifin Corp.	693	118,524
Rockwell Automation, Inc.	666	116,017

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
S&P 500® 2x STRATEGY FUND

	Shares	Value

Rockwell Collins, Inc.	854	$115,162
Agilent Technologies, Inc.	1,682	112,526
Ingersoll-Rand plc	1,302	111,334
Harris Corp.	619	99,832
AMETEK, Inc.	1,205	91,544
WestRock Co.	1,329	85,282
L3 Technologies, Inc.	408	84,864
Waters Corp.*	411	81,645
Textron, Inc.	1,364	80,435
Dover Corp.	805	79,067
Vulcan Materials Co.	690	78,777
Republic Services, Inc. — Class A	1,174	77,754
TransDigm Group, Inc.	253	77,656
Mettler-Toledo International, Inc.*	133	76,479
Ball Corp.	1,824	72,431
Xylem, Inc.	937	72,074
CH Robinson Worldwide, Inc.	728	68,221
Martin Marietta Materials, Inc.	327	67,787
Masco Corp.	1,633	66,039
Huntington Ingalls Industries, Inc.	237	61,089
Kansas City Southern	537	58,990
Pentair plc	863	58,796
Expeditors International of Washington, Inc.	920	58,236
Packaging Corporation of America	492	55,448
J.B. Hunt Transport Services, Inc.	446	52,249
Arconic, Inc.	2,214	51,011
AO Smith Corp.	758	48,201
Fortune Brands Home & Security, Inc.	792	46,641
Snap-on, Inc.	296	43,672
PerkinElmer, Inc.	576	43,615
Allegion plc	496	42,304
Fluor Corp.	729	41,713
Sealed Air Corp.	872	37,313
Jacobs Engineering Group, Inc.	627	37,087
FLIR Systems, Inc.	724	36,207
Garmin Ltd.	576	33,944
Acuity Brands, Inc.	220	30,622
Flowserve Corp.	682	29,551
Stericycle, Inc.*	446	26,104
Total Industrial		11,807,338

Consumer, Cyclical - 6.4%
Home Depot, Inc.	6,085	1,084,590
Walmart, Inc.	7,564	672,969
McDonald’s Corp.	4,154	649,603
Nike, Inc. — Class B	6,763	449,334
Costco Wholesale Corp.	2,288	431,128
Starbucks Corp.	7,323	423,928
Lowe’s Companies, Inc.	4,325	379,519
Walgreens Boots Alliance, Inc.	4,440	290,687
TJX Companies, Inc.	3,295	268,740
General Motors Co.	6,580	239,117
Ford Motor Co.	20,335	225,312
Marriott International, Inc. — Class A	1,565	212,809
Target Corp.	2,832	196,626
Delta Air Lines, Inc.	3,389	185,751
Southwest Airlines Co.	2,819	161,472
Ross Stores, Inc.	1,991	155,258
Yum! Brands, Inc.	1,733	147,530
Carnival Corp.	2,115	138,702
VF Corp.	1,716	127,190
Dollar General Corp.	1,344	125,731
PACCAR, Inc.	1,834	121,356
Aptiv plc	1,385	117,684
Dollar Tree, Inc.*	1,235	117,202
American Airlines Group, Inc.	2,194	114,000
O’Reilly Automotive, Inc.*	436	107,858
Royal Caribbean Cruises Ltd.	891	104,906
MGM Resorts International	2,656	93,013
Best Buy Company, Inc.	1,325	92,737
AutoZone, Inc.*	142	92,114
United Continental Holdings, Inc.*	1,261	87,602
Lennar Corp. — Class A	1,423	83,871
Hilton Worldwide Holdings, Inc.	1,054	83,013
Fastenal Co.	1,499	81,831
DR Horton, Inc.	1,783	78,167
Tapestry, Inc.	1,484	78,073
Mohawk Industries, Inc.*	330	76,633
Wynn Resorts Ltd.	419	76,409
WW Grainger, Inc.	266	75,084
Genuine Parts Co.	765	68,728
Newell Brands, Inc.	2,528	64,413
Ulta Beauty, Inc.*	302	61,690
LKQ Corp.*	1,613	61,213
PVH Corp.	401	60,723
Wyndham Worldwide Corp.	520	59,503
CarMax, Inc.*	942	58,347
Kohl’s Corp.	875	57,321
Norwegian Cruise Line Holdings Ltd.*	1,074	56,890
Whirlpool Corp.	368	56,344
Darden Restaurants, Inc.	644	54,901
Tiffany & Co.	531	51,857
BorgWarner, Inc.	1,031	51,787
Hasbro, Inc.	589	49,652
Michael Kors Holdings Ltd.*	792	49,168
L Brands, Inc.	1,280	48,909
Macy’s, Inc.	1,588	47,227
Advance Auto Parts, Inc.	385	45,642
Chipotle Mexican Grill, Inc. — Class A*	128	41,358
Tractor Supply Co.	652	41,089
PulteGroup, Inc.	1,373	40,490
Alaska Air Group, Inc.	641	39,717
Harley-Davidson, Inc.	878	37,648
Gap, Inc.	1,135	35,412
Hanesbrands, Inc.[1]	1,877	34,574
Goodyear Tire & Rubber Co.	1,252	33,278
Ralph Lauren Corp. — Class A	289	32,310
Leggett & Platt, Inc.	689	30,564
Nordstrom, Inc.	609	29,482
Foot Locker, Inc.	632	28,781
Mattel, Inc.[1]	1,792	23,565
Under Armour, Inc. — Class A*,1	965	15,778

14 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
S&P 500® 2x STRATEGY FUND

	Shares	Value

Under Armour, Inc. — Class C*,1	961	$13,790
Total Consumer, Cyclical		9,729,700

Energy - 4.5%
Exxon Mobil Corp.	22,080	1,647,389
Chevron Corp.	9,954	1,135,154
Schlumberger Ltd.	7,211	467,129
ConocoPhillips	6,121	362,914
EOG Resources, Inc.	3,015	317,389
Occidental Petroleum Corp.	3,987	258,996
Halliburton Co.	4,547	213,436
Phillips 66	2,188	209,873
Valero Energy Corp.	2,257	209,382
Marathon Petroleum Corp.	2,472	180,728
Anadarko Petroleum Corp.	2,851	172,229
Pioneer Natural Resources Co.	887	152,369
Kinder Morgan, Inc.	9,886	148,883
ONEOK, Inc.	2,140	121,809
Concho Resources, Inc.*	777	116,806
Williams Companies, Inc.	4,311	107,171
Devon Energy Corp.	2,741	87,136
Noble Energy, Inc.	2,565	77,719
Apache Corp.	1,988	76,498
Andeavor	737	74,113
National Oilwell Varco, Inc.	1,980	72,884
Marathon Oil Corp.	4,427	71,408
Hess Corp.	1,395	70,615
TechnipFMC plc	2,285	67,293
Baker Hughes a GE Co.	2,202	61,149
Equities Corp.	1,276	60,623
Cabot Oil & Gas Corp. — Class A	2,401	57,576
Cimarex Energy Co.	497	46,469
Helmerich & Payne, Inc.	567	37,740
Newfield Exploration Co.*	1,041	25,421
Range Resources Corp.	1,179	17,143
Total Energy		6,725,444

Utilities - 2.2%
NextEra Energy, Inc.	2,451	400,322
Duke Energy Corp.	3,648	282,610
Southern Co.	5,253	234,599
Dominion Energy, Inc.	3,395	228,925
Exelon Corp.	5,029	196,181
American Electric Power Company, Inc.	2,564	175,865
Sempra Energy	1,330	147,923
Public Service Enterprise Group, Inc.	2,630	132,131
Consolidated Edison, Inc.	1,617	126,029
Xcel Energy, Inc.	2,647	120,386
PG&E Corp.	2,683	117,864
Edison International	1,698	108,095
WEC Energy Group, Inc.	1,644	103,079
PPL Corp.	3,617	102,325
DTE Energy Co.	935	97,614
Eversource Energy	1,651	97,277
FirstEnergy Corp.	2,330	79,243
American Water Works Company, Inc.	930	76,381
Entergy Corp.	942	74,211
Ameren Corp.	1,264	71,580
CMS Energy Corp.	1,472	66,667
CenterPoint Energy, Inc.	2,246	61,540
Alliant Energy Corp.	1,206	49,277
NRG Energy, Inc.	1,572	47,993
Pinnacle West Capital Corp.	583	46,523
NiSource, Inc.	1,758	42,034
AES Corp.	3,442	39,135
SCANA Corp.	743	27,900
Total Utilities		3,353,709

Basic Materials - 1.8%
DowDuPont, Inc.	12,193	776,816
Monsanto Co.	2,297	268,037
Praxair, Inc.	1,496	215,873
Air Products & Chemicals, Inc.	1,141	181,453
LyondellBasell Industries N.V. — Class A	1,686	178,176
Sherwin-Williams Co.	431	169,004
PPG Industries, Inc.	1,326	147,982
Freeport-McMoRan, Inc.	7,016	123,271
International Paper Co.	2,152	114,981
Newmont Mining Corp.	2,780	108,615
Nucor Corp.	1,657	101,226
Eastman Chemical Co.	745	78,657
International Flavors & Fragrances, Inc.	411	56,270
FMC Corp.	700	53,599
Albemarle Corp.	577	53,511
CF Industries Holdings, Inc.	1,215	45,842
Mosaic Co.	1,827	44,360
Total Basic Materials		2,717,673

Total Common Stocks
(Cost $97,117,835)		117,223,326

	Face Amount

U.S. TREASURY BILLS†† - 11.4%
U.S. Treasury Bills
1.66% due 04/19/18[2,3]	$10,000,000	9,992,285
1.61% due 05/31/18[2,3,4]	6,000,000	5,983,595
1.31% due 04/19/18[2,3,5]	1,250,000	1,249,036
Total U.S. Treasury Bills
(Cost $17,224,537)		17,224,916

FEDERAL AGENCY NOTES†† - 3.3%
Federal Farm Credit Bank[6]
1.79% (U.S. Prime Rate -2.96%) due 06/01/18[7]	5,000,000	5,000,335
Total Federal Agency Notes
(Cost $5,000,074)		5,000,335

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
S&P 500® 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,8 - 13.6%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[4]	$15,473,384	$15,473,384
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[4]	5,063,305	5,063,305
Total Repurchase Agreements
(Cost $20,536,689)		20,536,689

	Shares

SECURITIES LENDING COLLATERAL†,9 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[10]	213,299	213,299
Total Securities Lending Collateral
(Cost $213,299)		213,299

Total Investments - 105.8%
(Cost $140,092,434)		$160,198,565
Other Assets & Liabilities, net - (5.8)%		(8,751,999)
Total Net Assets - 100.0%		$151,446,566

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	90	Jun 2018	$11,885,625	$53,624

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	2.19%	At Maturity	04/30/18	27,734	$73,242,663	$994,829
BNP Paribas	S&P 500 Index	2.34%	At Maturity	04/30/18	22,728	60,022,876	605,110
Goldman Sachs International	S&P 500 Index	2.24%	At Maturity	04/27/18	15,052	39,751,659	(260,866)
						$173,017,198	$1,339,073

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at March 29, 2018 — See Note 7.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Zero coupon rate security.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
[5]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[6]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[7]

Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[8]	Repurchase Agreements — See Note 6.
[9]	Securities lending collateral — See Note 7.
[10]	Rate indicated is the 7 day yield as of March 29, 2018.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

16 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 29, 2018
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$117,223,326	$—	$—	$—	$—	$117,223,326
Equity Futures Contracts	—	53,624	—	—	—	53,624
Equity Index Swap Agreements	—	—	—	1,599,939	—	1,599,939
Federal Agency Notes	—	—	5,000,335	—	—	5,000,335
Repurchase Agreements	—	—	20,536,689	—	—	20,536,689
Securities Lending Collateral	213,299	—	—	—	—	213,299
U.S. Treasury Bills	—	—	17,224,916	—	—	17,224,916
Total Assets	$117,436,625	$53,624	$42,761,940	$1,599,939	$—	$161,852,128

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$260,866	$—	$260,866

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended March 29, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 29, 2018

Assets:
Investments, at value - including $209,096 of securities loaned (cost $119,555,745)	$139,661,876
Repurchase agreements, at value (cost $20,536,689)	20,536,689
Cash	34,532
Segregated cash with broker	5,384,737
Unrealized appreciation on swap agreements	1,599,939
Receivables:
Fund shares sold	7,014,236
Variation margin	255,962
Dividends	115,047
Interest	10,015
Securities lending income	124
Total assets	174,613,157

Liabilities:
Unrealized depreciation on swap agreements	260,866
Payable for:
Fund shares redeemed	22,089,639
Swap settlement	316,102
Return of securities loaned	213,299
Management fees	136,402
Distribution and service fees	47,567
Transfer agent and administrative fees	37,889
Portfolio accounting fees	22,734
Trustees’ fees*	3,987
Miscellaneous	38,106
Total liabilities	23,166,591
Commitments and contingent liabilities (Note 11)	—
Net assets	$151,446,566

Net assets consist of:
Paid in capital	$141,159,847
Undistributed net investment income	—
Accumulated net realized loss on investments	(11,212,109)
Net unrealized appreciation on investments	21,498,828
Net assets	$151,446,566

A-Class:
Net assets	$10,259,108
Capital shares outstanding	97,802
Net asset value per share	$104.90
Maximum offering price per share (Net asset value divided by 95.25%)	$110.13

C-Class:
Net assets	$13,739,477
Capital shares outstanding	151,866
Net asset value per share	$90.47

H-Class:
Net assets	$127,447,981
Capital shares outstanding	1,216,571
Net asset value per share	$104.76

STATEMENT OF OPERATIONS
Year Ended March 29, 2018

Investment Income:
Dividends	$2,257,055
Interest	328,873
Income from securities lending, net	2,188
Total investment income	2,588,116

Expenses:
Management fees	1,298,654
Distribution and service fees:
A-Class	28,512
C-Class	101,090
H-Class	306,957
Transfer agent and administrative fees	360,738
Portfolio accounting fees	216,445
Registration fees	138,041
Custodian fees	20,548
Trustees’ fees*	10,925
Line of credit fees	381
Miscellaneous	124,698
Total expenses	2,606,989
Net investment loss	(18,873)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,835,030
Swap agreements	7,697,477
Futures contracts	3,371,698
Net realized gain	14,904,205
Net change in unrealized appreciation (depreciation) on:
Investments	8,607,557
Swap agreements	940,634
Futures contracts	(36,700)
Net change in unrealized appreciation (depreciation)	9,511,491
Net realized and unrealized gain	24,415,696
Net increase in net assets resulting from operations	$24,396,823

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 29, 2018	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(18,873)	$(437,950)
Net realized gain on investments	14,904,205	60,742,001
Net change in unrealized appreciation (depreciation) on investments	9,511,491	(19,932,025)
Net increase in net assets resulting from operations	24,396,823	40,372,026

Distributions to shareholders from:
Net realized gains
A-Class	(677,424)	(18,282)
C-Class	(583,098)	(17,897)
H-Class	(6,954,028)	(144,312)
Total distributions to shareholders	(8,214,550)	(180,491)

Capital share transactions:
Proceeds from sale of shares
A-Class	20,063,319	54,422,897
C-Class	38,278,108	31,100,038
H-Class	1,603,287,880	1,697,587,974
Distributions reinvested
A-Class	607,477	17,465
C-Class	473,471	15,697
H-Class	5,356,160	124,437
Cost of shares redeemed
A-Class	(23,187,824)	(58,770,281)
C-Class	(35,772,275)	(33,633,618)
H-Class	(1,599,074,192)	(1,741,161,936)
Net increase (decrease) from capital share transactions	10,032,124	(50,297,327)
Net increase (decrease) in net assets	26,214,397	(10,105,792)

Net assets:
Beginning of year	125,232,169	135,337,961
End of year	$151,446,566	$125,232,169
Undistributed net investment income at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	191,727	730,507
C-Class	425,782	460,654
H-Class	15,552,287	22,519,373
Shares issued from reinvestment of distributions
A-Class	5,561	223
C-Class	5,015	228
H-Class	49,099	1,589
Shares redeemed
A-Class	(219,764)	(787,121)
C-Class	(399,641)	(496,283)
H-Class	(15,558,529)	(23,025,312)
Net increase (decrease) in shares	51,537	(596,142)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 19

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per Share Data
Net asset value, beginning of period	$89.56	$67.98	$70.18	$58.57	$40.90
Income (loss) from investment operations:
Net investment income (loss)[a]	.07	(.25)	(.16)	(.19)	(.20)
Net gain (loss) on investments (realized and unrealized)	21.60	21.96	(1.02)	13.36	17.87
Total from investment operations	21.67	21.71	(1.18)	13.17	17.67
Less distributions from:
Net realized gains	(6.33)	(.13)	(1.02)	(1.56)	—
Total distributions	(6.33)	(.13)	(1.02)	(1.56)	—
Net asset value, end of period	$104.90	$89.56	$67.98	$70.18	$58.57

Total Return[b]	23.92%	31.95%	(1.69%)	22.51%	43.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,259	$10,772	$12,011	$13,822	$9,788
Ratios to average net assets:
Net investment income (loss)	0.07%	(0.33%)	(0.23%)	(0.29%)	(0.40%)
Total expenses	1.77%	1.79%	1.76%	1.80%	1.73%
Portfolio turnover rate	276%	411%	216%	420%	396%

C-Class	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per Share Data
Net asset value, beginning of period	$78.49	$60.04	$62.57	$52.75	$37.12
Income (loss) from investment operations:
Net investment income (loss)[a]	(.61)	(.72)	(.59)	(.62)	(.49)
Net gain (loss) on investments (realized and unrealized)	18.92	19.30	(.92)	12.00	16.12
Total from investment operations	18.31	18.58	(1.51)	11.38	15.63
Less distributions from:
Net realized gains	(6.33)	(.13)	(1.02)	(1.56)	—
Total distributions	(6.33)	(.13)	(1.02)	(1.56)	—
Net asset value, end of period	$90.47	$78.49	$60.04	$62.57	$52.75

Total Return[b]	23.00%	30.96%	(2.43%)	21.59%	42.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,739	$9,475	$9,373	$11,969	$11,825
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(1.08%)	(0.99%)	(1.04%)	(1.11%)
Total expenses	2.52%	2.54%	2.51%	2.55%	2.50%
Portfolio turnover rate	276%	411%	216%	420%	396%

20 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per Share Data
Net asset value, beginning of period	$89.45	$67.91	$70.12	$58.52	$40.88
Income (loss) from investment operations:
Net investment income (loss)[a]	.03	(.23)	(.16)	(.18)	(.19)
Net gain (loss) on investments (realized and unrealized)	21.61	21.90	(1.03)	13.34	17.83
Total from investment operations	21.64	21.67	(1.19)	13.16	17.64
Less distributions from:
Net realized gains	(6.33)	(.13)	(1.02)	(1.56)	—
Total distributions	(6.33)	(.13)	(1.02)	(1.56)	—
Net asset value, end of period	$104.76	$89.45	$67.91	$70.12	$58.52

Total Return[b]	23.92%	31.93%	(1.71%)	22.51%	43.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$127,448	$104,986	$113,954	$150,537	$115,683
Ratios to average net assets:
Net investment income (loss)	0.03%	(0.31%)	(0.24%)	(0.28%)	(0.38%)
Total expenses	1.75%	1.80%	1.76%	1.80%	1.74%
Portfolio turnover rate	276%	411%	216%	420%	396%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 29, 2018, Inverse S&P 500® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500® Index. Inverse S&P 500® 2x Strategy Fund H-Class returned -24.23%, while the S&P 500® Index returned 13.99% over the same period.

Sectors contributing the most to the performance of the underlying index were Technology and Financials. Energy was the only detractor. The Utilities sector contributed the least.

Microsoft Corp., Amazon.com, Inc., and Apple, Inc. were the holdings contributing the most to the performance of the underlying index for the period. General Electric Co., AT&T, Inc., and Celgene Corp. detracted the most.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and were a factor in the Fund’s negative performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

22 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 29, 2018

	1 Year	5 Year	10 Year
A-Class Shares	(24.20%)	(25.84%)	(26.47%)
A-Class Shares with sales charge†	(27.80%)	(26.56%)	(26.83%)
C-Class Shares	(24.79%)	(26.40%)	(27.00%)
C-Class Shares with CDSC‡	(25.54%)	(26.40%)	(27.00%)
H-Class Shares	(24.23%)	(25.86%)	(26.45%)
S&P 500 Index	13.99%	13.31%	9.49%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS	March 29, 2018
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 42.3%
Freddie Mac[1]
1.40% due 10/26/22[2]	$5,000,000	$4,997,055
1.45% due 11/02/22[2]	2,500,000	2,490,085
Total Freddie Mac		7,487,140
Federal Home Loan Bank[3]
1.50% due 10/26/22[2]	4,500,000	4,495,077
Total Federal Agency Notes
(Cost $11,999,071)		11,982,217

FEDERAL AGENCY DISCOUNT NOTES†† - 17.6%
Freddie Mac[1]
1.39% due 04/02/18[4,5]	5,000,000	4,999,807
Total Freddie Mac		4,999,807
Total Federal Agency Discount Notes
(Cost $4,999,807)		4,999,807

U.S. TREASURY BILLS†† - 17.6%
U.S. Treasury Bills
1.66% due 04/19/18[4,5,6]	5,000,000	4,996,142
Total U.S. Treasury Bills
(Cost $4,995,838)		4,996,142

REPURCHASE AGREEMENTS††,7 - 23.7%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[8]	5,049,214	5,049,214
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[8]	1,652,238	1,652,238
Total Repurchase Agreements
(Cost $6,701,452)		6,701,452

Total Investments - 101.2%
(Cost $28,696,168)		$28,679,618
Other Assets & Liabilities, net - (1.2)%		(349,752)
Total Net Assets - 100.0%		$28,329,866

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	64	Jun 2018	$8,452,000	$114,231

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	(2.14%)	At Maturity	04/27/18	6,604	$17,441,455	$116,767
Barclays Bank plc	S&P 500 Index	(2.04%)	At Maturity	04/30/18	1,179	3,112,517	(42,276)
BNP Paribas	S&P 500 Index	(1.84%)	At Maturity	04/30/18	10,434	27,554,702	(294,759)
						$48,108,674	$(220,268)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[7]	Repurchase Agreements — See Note 5.
[8]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
plc — public limited company

See Sector Classification in Other Information section.

24 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 29, 2018
INVERSE S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$114,231	$—	$—	$—	$114,231
Equity Index Swap Agreements	—	—	—	116,767	—	116,767
Federal Agency Discount Notes	—	—	4,999,807	—	—	4,999,807
Federal Agency Notes	—	—	11,982,217	—	—	11,982,217
Repurchase Agreements	—	—	6,701,452	—	—	6,701,452
U.S. Treasury Bills	—	—	4,996,142	—	—	4,996,142
Total Assets	$—	$114,231	$28,679,618	$116,767	$—	$28,910,616

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$337,035	$—	$337,035

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended March 29, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 25

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 29, 2018

Assets:
Investments, at value (cost $21,994,716)	$21,978,166
Repurchase agreements, at value (cost $6,701,452)	6,701,452
Segregated cash with broker	681,200
Unrealized appreciation on swap agreements	116,767
Receivables:
Fund shares sold	634,959
Interest	58,332
Total assets	30,170,876

Liabilities:
Unrealized depreciation on swap agreements	337,035
Payable for:
Fund shares redeemed	1,337,989
Variation margin	107,680
Management fees	22,589
Swap settlement	10,899
Distribution and service fees	6,788
Transfer agent and administrative fees	6,275
Portfolio accounting fees	3,765
Trustees’ fees*	497
Miscellaneous	7,493
Total liabilities	1,841,010
Commitments and contingent liabilities (Note 11)	—
Net assets	$28,329,866

Net assets consist of:
Paid in capital	$200,766,172
Undistributed net investment income	—
Accumulated net realized loss on investments	(172,313,719)
Net unrealized depreciation on investments	(122,587)
Net assets	$28,329,866

A-Class:
Net assets	$1,972,262
Capital shares outstanding	43,907
Net asset value per share	$44.92
Maximum offering price per share (Net asset value divided by 95.25%)	$47.16

C-Class:
Net assets	$813,530
Capital shares outstanding	20,643
Net asset value per share	$39.41

H-Class:
Net assets	$25,544,074
Capital shares outstanding	567,103
Net asset value per share	$45.04

STATEMENT OF OPERATIONS
Year Ended March 29, 2018

Investment Income:
Interest	$417,253
Total investment income	417,253

Expenses:
Management fees	346,353
Distribution and service fees:
A-Class	8,268
C-Class	10,393
H-Class	85,347
Transfer agent and administrative fees	96,211
Portfolio accounting fees	57,728
Custodian fees	5,222
Trustees’ fees*	3,704
Line of credit fees	277
Miscellaneous	71,349
Total expenses	684,852
Net investment loss	(267,599)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	18,776
Swap agreements	(12,685,219)
Futures contracts	(1,180,418)
Net realized loss	(13,846,861)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,384)
Swap agreements	232,516
Futures contracts	77,413
Net change in unrealized appreciation (depreciation)	293,545
Net realized and unrealized loss	(13,553,316)
Net decrease in net assets resulting from operations	$(13,820,915)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 29, 2018	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(267,599)	$(767,609)
Net realized loss on investments	(13,846,861)	(16,829,323)
Net change in unrealized appreciation (depreciation) on investments	293,545	41,239
Net decrease in net assets resulting from operations	(13,820,915)	(17,555,693)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,913,154	66,972,954
C-Class	34,049,475	41,091,569
H-Class	955,532,437	1,295,565,131
Cost of shares redeemed
A-Class	(6,007,493)	(65,736,333)
C-Class	(34,738,022)	(40,655,621)
H-Class	(944,634,502)	(1,297,477,690)
Net increase (decrease) from capital share transactions	7,115,049	(239,990)
Net decrease in net assets	(6,705,866)	(17,795,683)

Net assets:
Beginning of year	35,035,732	52,831,415
End of year	$28,329,866	$35,035,732
Undistributed net investment income/Accumulated net investment loss at end of year	$—	$(125,587)

Capital share activity:
Shares sold
A-Class	60,398	895,545 *
C-Class	774,191	634,963 *
H-Class	19,403,291	18,137,356 *
Shares redeemed
A-Class	(116,948)	(882,876)*
C-Class	(783,452)	(627,381)*
H-Class	(19,299,105)	(18,192,284)*
Net increase (decrease) in shares	38,375	(34,677)*

*	Capital share activity for the years presented through March 31, 2017, has been restated to reflect a 1:4 reverse share split effective November 7, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 27

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[c,d]
Per Share Data
Net asset value, beginning of period	$59.26	$84.22	$95.49	$127.97	$200.30
Income (loss) from investment operations:
Net investment income (loss)[a]	(.39)	(1.01)	(1.52)	(1.88)	(2.76)
Net gain (loss) on investments (realized and unrealized)	(13.95)	(23.95)	(9.75)	(30.60)	(69.57)
Total from investment operations	(14.34)	(24.96)	(11.27)	(32.48)	(72.33)
Net asset value, end of period	$44.92	$59.26	$84.22	$95.49	$127.97

Total Return[b]	(24.20%)	(29.63%)	(11.81%)	(25.38%)	(36.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,972	$5,953	$7,393	$2,095	$2,094
Ratios to average net assets:
Net investment income (loss)	(0.74%)	(1.39%)	(1.60%)	(1.73%)	(1.70%)
Total expenses	1.76%	1.80%	1.76%	1.77%	1.74%
Portfolio turnover rate	53%	78%	—	—	—

C-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[c,d]
Per Share Data
Net asset value, beginning of period	$52.40	$75.05	$85.79	$115.88	$182.63
Income (loss) from investment operations:
Net investment income (loss)[a]	(.61)	(1.42)	(2.00)	(2.52)	(3.64)
Net gain (loss) on investments (realized and unrealized)	(12.38)	(21.23)	(8.74)	(27.57)	(63.11)
Total from investment operations	(12.99)	(22.65)	(10.74)	(30.09)	(66.75)
Net asset value, end of period	$39.41	$52.40	$75.05	$85.79	$115.88

Total Return[b]	(24.79%)	(30.21%)	(12.49%)	(25.96%)	(36.52%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$814	$1,567	$1,675	$2,393	$2,221
Ratios to average net assets:
Net investment income (loss)	(1.40%)	(2.14%)	(2.35%)	(2.47%)	(2.45%)
Total expenses	2.52%	2.54%	2.47%	2.51%	2.49%
Portfolio turnover rate	53%	78%	—	—	—

28 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[c,d]
Per Share Data
Net asset value, beginning of period	$59.44	$84.51	$95.77	$128.40	$201.04
Income (loss) from investment operations:
Net investment income (loss)[a]	(.34)	(1.01)	(1.52)	(1.88)	(2.76)
Net gain (loss) on investments (realized and unrealized)	(14.06)	(24.06)	(9.74)	(30.75)	(69.88)
Total from investment operations	(14.40)	(25.07)	(11.26)	(32.63)	(72.64)
Net asset value, end of period	$45.04	$59.44	$84.51	$95.77	$128.40

Total Return[b]	(24.23%)	(29.67%)	(11.74%)	(25.42%)	(36.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,544	$27,516	$43,763	$27,218	$32,610
Ratios to average net assets:
Net investment income (loss)	(0.67%)	(1.40%)	(1.63%)	(1.73%)	(1.70%)
Total expenses	1.76%	1.80%	1.76%	1.77%	1.74%
Portfolio turnover rate	53%	78%	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Reverse Share Split — Per share amounts for March 31, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.
[d]	Reverse Share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:4 reverse share split effective November 7, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 29, 2018, with the NASDAQ-100® Index returning 22.38%, the NASDAQ-100® 2x Strategy Fund H-Class returned 40.86%. For the one-year period ended March 29, 2018, the Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100® Index.

The Technology sector contributed the most to the performance of the underlying index, followed by the Consumer Discretionary sector. Consumer Staples was the only detractor. The Industrials sector contributed the least.

Amazon.com, Inc., Microsoft Corp., and Apple, Inc. were the holdings contributing the most to the performance of the underlying index for the year. Kraft Heinz Co., Celgene Corp., and Walgreens Boots Alliance, Inc. detracted the most.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the most efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and were a factor in the Fund’s positive performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	9.2%
Microsoft Corp.	7.6%
Amazon.com, Inc.	7.5%
Facebook, Inc. — Class A	4.1%
Alphabet, Inc. — Class C	3.9%
Alphabet, Inc. — Class A	3.3%
Intel Corp.	2.6%
Cisco Systems, Inc.	2.2%
Comcast Corp. — Class A	1.7%
NVIDIA Corp.	1.5%
Top Ten Total	43.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

30 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 29, 2018

	1 Year	5 Year	10 Year
A-Class Shares	40.91%	36.77%	23.36%
A-Class Shares with sales charge†	34.21%	35.45%	22.76%
C-Class Shares	39.81%	35.74%	22.39%
C-Class Shares with CDSC‡	38.81%	35.74%	22.39%
H-Class Shares	40.86%	36.77%	23.34%
NASDAQ-100 Index	22.38%	19.97%	15.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS	March 29, 2018
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 80.6%

Technology - 32.8%
Apple, Inc.	249,568	$41,872,519
Microsoft Corp.	378,718	34,565,592
Intel Corp.	229,598	11,957,464
NVIDIA Corp.	29,757	6,891,424
Adobe Systems, Inc.*	24,178	5,224,382
Texas Instruments, Inc.	48,388	5,027,029
Broadcom Ltd.	20,190	4,757,774
QUALCOMM, Inc.	72,812	4,034,513
Micron Technology, Inc.*	56,874	2,965,410
Applied Materials, Inc.	51,678	2,873,814
Activision Blizzard, Inc.	37,313	2,517,135
Cognizant Technology Solutions Corp. — Class A	28,923	2,328,301
Intuit, Inc.	12,597	2,183,690
Electronic Arts, Inc.*	15,086	1,829,027
Analog Devices, Inc.	18,189	1,657,564
Lam Research Corp.	8,015	1,628,327
Fiserv, Inc.*	20,324	1,449,304
Autodesk, Inc.*	10,834	1,360,534
Western Digital Corp.	14,636	1,350,464
Paychex, Inc.	17,667	1,088,110
Microchip Technology, Inc.	11,526	1,053,015
NetEase, Inc. ADR	3,694	1,035,761
Cerner Corp.*	16,359	948,822
Xilinx, Inc.	12,533	905,384
Skyworks Solutions, Inc.	8,975	899,833
Workday, Inc. — Class A*	6,738	856,467
KLA-Tencor Corp.	7,703	839,704
Maxim Integrated Products, Inc.	13,832	832,963
Seagate Technology plc	14,009	819,807
Check Point Software Technologies Ltd.*	8,039	798,594
ASML Holding N.V. — Class G	3,635	721,766
CA, Inc.	20,507	695,187
Citrix Systems, Inc.*	6,697	621,482
Synopsys, Inc.*	7,315	608,901
Take-Two Interactive Software, Inc.*	5,627	550,208
Cadence Design Systems, Inc.*	13,913	511,581
Total Technology		150,261,852

Communications - 30.3%
Amazon.com, Inc.*	23,811	34,462,613
Facebook, Inc. — Class A*	117,844	18,830,293
Alphabet, Inc. — Class C*	17,207	17,754,011
Alphabet, Inc. — Class A*	14,681	15,226,252
Cisco Systems, Inc.	236,952	10,162,871
Comcast Corp. — Class A	227,978	7,790,008
Netflix, Inc.*	21,344	6,303,950
Booking Holdings, Inc.*	2,375	4,940,926
Charter Communications, Inc. — Class A*	11,731	3,650,922
Baidu, Inc. ADR*	13,808	3,081,808
T-Mobile US, Inc.*	42,025	2,565,206
eBay, Inc.*	49,779	2,003,107
Twenty-First Century Fox, Inc. — Class A	51,842	1,902,083
JD.com, Inc. ADR*	45,362	1,836,707
Twenty-First Century Fox, Inc. — Class B	39,275	1,428,432
Sirius XM Holdings, Inc.[1]	220,935	1,378,634
Ctrip.com International Ltd. ADR*	22,732	1,059,766
Liberty Global plc — Class C*	28,450	865,734
Symantec Corp.	30,571	790,260
MercadoLibre, Inc.	2,172	774,079
Expedia Group, Inc.	6,838	754,984
Vodafone Group plc ADR	23,362	649,931
DISH Network Corp. — Class A*	11,216	424,974
Liberty Global plc — Class A*	10,807	338,367
Total Communications		138,975,918

Consumer, Non-cyclical - 11.3%
Amgen, Inc.	35,441	6,041,982
Gilead Sciences, Inc.	64,431	4,857,453
PayPal Holdings, Inc.*	59,030	4,478,606
Kraft Heinz Co.	59,947	3,734,099
Celgene Corp.*	36,996	3,300,413
Mondelez International, Inc. — Class A	73,155	3,052,758
Biogen, Inc.*	10,406	2,849,371
Automatic Data Processing, Inc.	21,802	2,474,091
Intuitive Surgical, Inc.*	5,523	2,280,060
Vertex Pharmaceuticals, Inc.*	12,488	2,035,294
Express Scripts Holding Co.*	27,758	1,917,523
Regeneron Pharmaceuticals, Inc.*	5,203	1,791,705
Illumina, Inc.*	7,230	1,709,317
Monster Beverage Corp.*	27,739	1,586,948
Alexion Pharmaceuticals, Inc.*	10,903	1,215,248
Mylan N.V.*	26,385	1,086,270
Align Technology, Inc.*	3,941	989,703
Cintas Corp.	5,238	893,498
Incyte Corp.*	10,411	867,549
Verisk Analytics, Inc. — Class A*	8,117	844,168
IDEXX Laboratories, Inc.*	4,285	820,106
BioMarin Pharmaceutical, Inc.*	8,660	702,066
Dentsply Sirona, Inc.	11,297	568,352
Shire plc ADR	3,446	514,798
Hologic, Inc.*	13,601	508,133
Henry Schein, Inc.*	7,559	508,041
Total Consumer, Non-cyclical		51,627,552

Consumer, Cyclical - 5.5%
Costco Wholesale Corp.	21,598	4,069,711
Starbucks Corp.	69,135	4,002,225
Walgreens Boots Alliance, Inc.	48,726	3,190,091
Marriott International, Inc. — Class A	17,581	2,390,665
Tesla, Inc.*,1	8,308	2,211,008
Ross Stores, Inc.	18,796	1,465,712
American Airlines Group, Inc.	23,271	1,209,161
PACCAR, Inc.	17,313	1,145,601
Dollar Tree, Inc.*	11,662	1,106,724
O’Reilly Automotive, Inc.*	4,115	1,017,969
Wynn Resorts Ltd.	5,067	924,018
Fastenal Co.	14,148	772,339
Ulta Beauty, Inc.*	3,000	612,810
Liberty Interactive Corporation QVC Group — Class A*	22,101	556,282

32 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Hasbro, Inc.	6,108	$514,905
Total Consumer, Cyclical		25,189,221

Industrial - 0.7%
CSX Corp.	43,639	2,431,128
J.B. Hunt Transport Services, Inc.	5,398	632,376
Total Industrial		3,063,504

Total Common Stocks
(Cost $286,638,057)		369,118,047

	Face Amount

U.S. TREASURY BILLS†† - 6.5%
U.S. Treasury Bills
1.61% due 05/31/18[2,3,4]	$29,000,000	28,920,709
1.31% due 04/19/18[3,4,5]	800,000	799,383
Total U.S. Treasury Bills
(Cost $29,720,639)		29,720,092

FEDERAL AGENCY NOTES†† - 2.2%
Federal Home Loan Bank[6]
1.50% due 10/26/22[7]	10,000,000	9,989,060
Total Federal Agency Notes
(Cost $9,995,357)		9,989,060

REPURCHASE AGREEMENTS††,8 - 2.8%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[2]	9,534,153	9,534,153
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[2]	3,119,830	3,119,830
Total Repurchase Agreements
(Cost $12,653,983)		12,653,983

	Shares

SECURITIES LENDING COLLATERAL†,9 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[10]	2,693,902	2,693,902
Total Securities Lending Collateral
(Cost $2,693,902)		2,693,902

Total Investments - 92.7%
(Cost $341,701,938)		$424,175,084
Other Assets & Liabilities, net - 7.3%		33,490,059
Total Net Assets - 100.0%		$457,665,143

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	607	Jun 2018	$79,951,005	$(3,389,100)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.24%	At Maturity	04/30/18	57,683	$379,618,618	$6,940,180
BNP Paribas	NASDAQ-100 Index	2.39%	At Maturity	04/30/18	5,266	34,657,239	337,389
Goldman Sachs International	NASDAQ-100 Index	2.34%	At Maturity	04/27/18	7,963	52,408,526	(1,141,781)
						$466,684,383	$6,135,788

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (concluded)	March 29, 2018
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at March 29, 2018 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[6]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[8]	Repurchase Agreements — See Note 6.
[9]	Securities lending collateral — See Note 7.
[10]	Rate indicated is the 7 day yield as of March 29, 2018.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$369,118,047	$—	$—	$—	$—	$369,118,047
Equity Index Swap Agreements	—	—	—	7,277,569	—	7,277,569
Federal Agency Notes	—	—	9,989,060	—	—	9,989,060
Repurchase Agreements	—	—	12,653,983	—	—	12,653,983
Securities Lending Collateral	2,693,902	—	—	—	—	2,693,902
U.S. Treasury Bills	—	—	29,720,092	—	—	29,720,092
Total Assets	$371,811,949	$—	$52,363,135	$7,277,569	$—	$431,452,653

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$3,389,100	$—	$—	$—	$3,389,100
Equity Index Swap Agreements	—	—	—	1,141,781	—	1,141,781
Total Liabilities	$—	$3,389,100	$—	$1,141,781	$—	$4,530,881

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended March 29, 2018, there were no transfers between levels.

34 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 29, 2018

Assets:
Investments, at value - including $2,669,711 of securities loaned (cost $329,047,955)	$411,521,101
Repurchase agreements, at value (cost $12,653,983)	12,653,983
Cash	45,627
Segregated cash with broker	43,543,918
Unrealized appreciation on swap agreements	7,277,569
Receivables:
Fund shares sold	6,655,817
Variation margin	1,321,266
Swap settlement	124,701
Dividends	80,470
Interest	28,976
Securities lending income	5,249
Total assets	483,258,677

Liabilities:
Unrealized depreciation on swap agreements	1,141,781
Payable for:
Fund shares redeemed	20,944,822
Return of securities loaned	2,693,902
Management fees	378,479
Distribution and service fees	121,187
Transfer agent and administrative fees	105,133
Portfolio accounting fees	63,080
Trustees’ fees*	10,382
Miscellaneous	134,768
Total liabilities	25,593,534
Commitments and contingent liabilities (Note 11)	—
Net assets	$457,665,143

Net assets consist of:
Paid in capital	$388,328,191
Undistributed net investment income	—
Accumulated net realized loss on investments	(15,882,882)
Net unrealized appreciation on investments	85,219,834
Net assets	$457,665,143

A-Class:
Net assets	$22,375,615
Capital shares outstanding	174,453
Net asset value per share	$128.26
Maximum offering price per share (Net asset value divided by 95.25%)	$134.66

C-Class:
Net assets	$23,110,344
Capital shares outstanding	224,148
Net asset value per share	$103.10

H-Class:
Net assets	$412,179,184
Capital shares outstanding	3,214,770
Net asset value per share	$128.21

STATEMENT OF OPERATIONS
Year Ended March 29, 2018

Investment Income:
Dividends (net of foreign withholding tax of $1,554)	$3,475,071
Interest	784,677
Income from securities lending, net	27,961
Total investment income	4,287,709

Expenses:
Management fees	3,607,432
Distribution and service fees:
A-Class	49,753
C-Class	240,003
H-Class	892,313
Transfer agent and administrative fees	1,002,065
Portfolio accounting fees	601,243
Custodian fees	55,810
Trustees’ fees*	29,574
Line of credit fees	1,676
Miscellaneous	873,760
Total expenses	7,353,629
Net investment loss	(3,065,920)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	17,785,866
Swap agreements	69,033,253
Futures contracts	4,428,200
Net realized gain	91,247,319
Net change in unrealized appreciation (depreciation) on:
Investments	34,656,010
Swap agreements	5,139,785
Futures contracts	(3,715,409)
Net change in unrealized appreciation (depreciation)	36,080,386
Net realized and unrealized gain	127,327,705
Net increase in net assets resulting from operations	$124,261,785

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 35

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 29, 2018	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(3,065,920)	$(2,633,144)
Net realized gain on investments	91,247,319	114,074,696
Net change in unrealized appreciation (depreciation) on investments	36,080,386	(6,665,236)
Net increase in net assets resulting from operations	124,261,785	104,776,316

Distributions to shareholders from:
Net realized gains
A-Class	(2,690,697)	(239,154)
C-Class	(3,501,346)	(369,317)
H-Class	(49,535,015)	(4,041,407)
Total distributions to shareholders	(55,727,058)	(4,649,878)

Capital share transactions:
Proceeds from sale of shares
A-Class	25,376,303	12,071,326
C-Class	33,749,277	33,234,756
H-Class	2,365,709,943	1,928,653,045
Distributions reinvested
A-Class	2,456,811	226,160
C-Class	3,379,706	356,229
H-Class	47,555,850	3,601,584
Cost of shares redeemed
A-Class	(24,382,773)	(17,133,884)
C-Class	(40,231,882)	(42,955,602)
H-Class	(2,318,782,094)	(1,992,238,819)
Net increase (decrease) from capital share transactions	94,831,141	(74,185,205)
Net increase in net assets	163,365,868	25,941,233

Net assets:
Beginning of year	294,299,275	268,358,042
End of year	$457,665,143	$294,299,275
Undistributed net investment income at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	199,801	143,879	*
C-Class	335,207	477,643	*
H-Class	18,984,234	24,014,188	*
Shares issued from reinvestment of distributions
A-Class	19,351	2,799	*
C-Class	33,047	5,274	*
H-Class	374,721	44,574	*
Shares redeemed
A-Class	(194,224)	(205,523	)*
C-Class	(394,803)	(617,335	)*
H-Class	(18,626,708)	(24,718,169	)*
Net increase in shares	730,626	852,670	*

*	Capital share activity for the period presented through March 31, 2017, has been restated to reflect a 5:1 share split effective October 31, 2016.

36 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[c]	Year Ended March 31, 2016[c]	Year Ended March 31, 2015[c]	Year Ended March 31, 2014[c]
Per Share Data
Net asset value, beginning of period	$103.59	$73.03	$73.90	$53.84	$35.89
Income (loss) from investment operations:
Net investment income (loss)[a]	(.92)	(.73)	(.64)	(.49)	(.31)
Net gain (loss) on investments (realized and unrealized)	43.11	32.64	3.07	23.25	21.92
Total from investment operations	42.19	31.91	2.43	22.76	21.61
Less distributions from:
Net realized gains	(17.52)	(1.35)	(3.30)	(2.70)	(3.66)
Total distributions	(17.52)	(1.35)	(3.30)	(2.70)	(3.66)
Net asset value, end of period	$128.26	$103.59	$73.03	$73.90	$53.84

Total Return[b]	40.91%	44.21%	2.83%	42.33%	60.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,376	$15,489	$15,217	$21,031	$11,466
Ratios to average net assets:
Net investment income (loss)	(0.73%)	(0.89%)	(0.86%)	(0.74%)	(0.65%)
Total expenses	1.79%	1.83%	1.80%	1.80%	1.76%
Portfolio turnover rate	217%	167%	114%	396%	346%

C-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[c]	Year Ended March 31, 2016[c]	Year Ended March 31, 2015[c]	Year Ended March 31, 2014[c]
Per Share Data
Net asset value, beginning of period	$86.38	$61.55	$63.21	$46.68	$31.68
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.52)	(1.12)	(1.02)	(.96)	(.57)
Net gain (loss) on investments (realized and unrealized)	35.76	27.30	2.66	20.19	19.23
Total from investment operations	34.24	26.18	1.64	19.23	18.66
Less distributions from:
Net realized gains	(17.52)	(1.35)	(3.30)	(2.70)	(3.66)
Total distributions	(17.52)	(1.35)	(3.30)	(2.70)	(3.66)
Net asset value, end of period	$103.10	$86.38	$61.55	$63.21	$46.68

Total Return[b]	39.81%	43.13%	2.05%	41.24%	59.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,110	$21,656	$23,705	$22,864	$16,817
Ratios to average net assets:
Net investment income (loss)	(1.48%)	(1.64%)	(1.60%)	(1.69%)	(1.40%)
Total expenses	2.54%	2.58%	2.55%	2.70%	2.52%
Portfolio turnover rate	217%	167%	114%	396%	346%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 37

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[c]	Year Ended March 31, 2016[c]	Year Ended March 31, 2015[c]	Year Ended March 31, 2014[c]
Per Share Data
Net asset value, beginning of period	$103.59	$73.02	$73.90	$53.84	$35.89
Income (loss) from investment operations:
Net investment income (loss)[a]	(.90)	(.72)	(.64)	(.52)	(.31)
Net gain (loss) on investments (realized and unrealized)	43.04	32.64	3.06	23.28	21.92
Total from investment operations	42.14	31.92	2.42	22.76	21.61
Less distributions from:
Net realized gains	(17.52)	(1.35)	(3.30)	(2.70)	(3.66)
Total distributions	(17.52)	(1.35)	(3.30)	(2.70)	(3.66)
Net asset value, end of period	$128.21	$103.59	$73.02	$73.90	$53.84

Total Return[b]	40.86%	44.22%	2.83%	42.33%	60.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$412,179	$257,154	$229,436	$292,506	$282,578
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(0.87%)	(0.85%)	(0.78%)	(0.67%)
Total expenses	1.79%	1.83%	1.80%	1.80%	1.77%
Portfolio turnover rate	217%	167%	114%	396%	346%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect a 5:1 share split effective October 31, 2016.

38 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 29, 2018, with the NASDAQ-100 Index returning 22.38%, the Inverse NASDAQ-100® 2x Strategy Fund H-Class returned -36.17%. For the one-year period ended March 29, 2018, Inverse NASDAQ-100® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100® Index.

The Technology sector contributed the most to the performance of the underlying index, followed by the Consumer Discretionary sector. Consumer Staples was the only detractor. The Industrials sector contributed the least.

Amazon.com, Inc., Microsoft Corp., and Apple, Inc. were the holdings contributing the most to the performance of the underlying index for the year. Kraft Heinz Co., Celgene Corp., and Walgreens Boots Alliance, Inc. detracted the most.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and were a factor in the Fund’s negative performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS ANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 29, 2018

	1 Year	5 Year	10 Year
A-Class Shares	(36.16%)	(35.15%)	(34.52%)
A-Class Shares with sales charge†	(39.19%)	(35.78%)	(34.84%)
C-Class Shares	(36.61%)	(35.56%)	(34.98%)
C-Class Shares with CDSC‡	(37.24%)	(35.56%)	(34.98%)
H-Class Shares	(36.17%)	(35.13%)	(34.50%)
NASDAQ-100 Index	22.38%	19.97%	15.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

40 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 29, 2018
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 33.1%
Freddie Mac[1]
1.45% due 11/02/22[2]	$4,500,000	$4,482,153
Total Federal Agency Notes
(Cost $4,500,000)		4,482,153

REPURCHASE AGREEMENTS††,3 - 55.9%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[4]	5,707,871	5,707,871
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[4]	1,867,768	1,867,768
Total Repurchase Agreements
(Cost $7,575,639)		7,575,639

Total Investments - 89.0%
(Cost $12,075,639)		$12,057,792
Other Assets & Liabilities, net - 11.0%		1,490,585
Total Net Assets - 100.0%		$13,548,377

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	17	Jun 2018	$2,239,155	$103,075

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ 100 Index	(2.04%)	At Maturity	04/27/18	1,708	$11,240,196	$226,614
Barclays Bank plc	NASDAQ 100 Index	(2.09%)	At Maturity	04/30/18	34	224,165	(4,098)
BNP Paribas	NASDAQ 100 Index	(1.89%)	At Maturity	04/30/18	2,017	13,274,575	(103,446)
						$24,738,936	$119,070

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (concluded)	March 29, 2018
INVERSE NASDAQ-100® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$103,075	$—	$—	$—	$103,075
Equity Index Swap Agreements	—	—	—	226,614	—	226,614
Federal Agency Notes	—	—	4,482,153	—	—	4,482,153
Repurchase Agreements	—	—	7,575,639	—	—	7,575,639
Total Assets	$—	$103,075	$12,057,792	$226,614	$—	$12,387,481

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$107,544	$—	$107,544

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended March 29, 2018, there were no transfers between levels.

42 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 29, 2018

Assets:
Investments, at value (cost $4,500,000)	$4,482,153
Repurchase agreements, at value (cost $7,575,639)	7,575,639
Segregated cash with broker	98,600
Unrealized appreciation on swap agreements	226,614
Receivables:
Fund shares sold	2,507,562
Swap settlement	205,702
Interest	28,140
Total assets	15,124,410

Liabilities:
Unrealized depreciation on swap agreements	107,544
Payable for:
Fund shares redeemed	1,405,958
Variation margin	36,890
Management fees	10,665
Distribution and service fees	3,082
Transfer agent and administrative fees	2,963
Portfolio accounting fees	1,777
Trustees’ fees*	365
Miscellaneous	6,789
Total liabilities	1,576,033
Commitments and contingent liabilities (Note 11)	—
Net assets	$13,548,377

Net assets consist of:
Paid in capital	$121,215,288
Accumulated net investment loss	(37,987)
Accumulated net realized loss on investments	(107,833,222)
Net unrealized appreciation on investments	204,298
Net assets	$13,548,377

A-Class:
Net assets	$256,465
Capital shares outstanding	6,827
Net asset value per share	$37.57
Maximum offering price per share (Net asset value divided by 95.25%)	$39.44

C-Class:
Net assets	$218,873
Capital shares outstanding	6,607
Net asset value per share	$33.13

H-Class:
Net assets	$13,073,039
Capital shares outstanding	347,447
Net asset value per share	$37.63

STATEMENT OF OPERATIONS
Year Ended March 29, 2018

Investment Income:
Interest	$197,823
Total investment income	197,823

Expenses:
Management fees	158,052
Distribution and service fees:
A-Class	536
C-Class	3,679
H-Class	42,451
Transfer agent and administrative fees	43,905
Portfolio accounting fees	26,344
Registration fees	16,769
Custodian fees	2,404
Trustees’ fees*	2,343
Line of credit fees	638
Miscellaneous	20,946
Total expenses	318,067
Net investment loss	(120,244)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(889)
Swap agreements	(8,351,456)
Futures contracts	(176,167)
Net realized loss	(8,528,512)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,489)
Swap agreements	218,347
Futures contracts	120,212
Net change in unrealized appreciation (depreciation)	323,070
Net realized and unrealized loss	(8,205,442)
Net decrease in net assets resulting from operations	$(8,325,686)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 43

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 29, 2018	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(120,244)	$(291,125)
Net realized loss on investments	(8,528,512)	(10,210,195)
Net change in unrealized appreciation (depreciation) on investments	323,070	396,635
Net decrease in net assets resulting from operations	(8,325,686)	(10,104,685)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,009,436	42,647,022
C-Class	15,355,252	20,218,953
H-Class	682,705,143	548,608,725
Cost of shares redeemed
A-Class	(3,776,941)	(43,320,579)
C-Class	(15,243,532)	(20,751,975)
H-Class	(681,885,032)	(561,518,941)
Net increase (decrease) from capital share transactions	1,164,326	(14,116,795)
Net decrease in net assets	(7,161,360)	(24,221,480)

Net assets:
Beginning of year	20,709,737	44,931,217
End of year	$13,548,377	$20,709,737
Accumulated net investment loss at end of year	$(37,987)	$(75,602)

Capital share activity:
Shares sold
A-Class	86,425	568,239 *
C-Class	358,411	281,485 *
H-Class	15,133,259	7,025,212 *
Shares redeemed
A-Class	(82,227)	(574,565)*
C-Class	(357,251)	(289,379)*
H-Class	(15,129,652)	(7,144,381)*
Net increase (decrease) in shares	8,965	(133,389)*

*	Capital share activity for the years presented through March 31, 2017, has been restated to reflect a 1:6 reverse share split effective October 31, 2016.

44 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[c,d]
Per Share Data
Net asset value, beginning of period	$58.85	$92.92	$116.18	$184.51	$327.55
Income (loss) from investment operations:
Net investment income (loss)[a]	(.30)	(1.03)	(1.74)	(2.46)	(4.14)
Net gain (loss) on investments (realized and unrealized)	(20.98)	(33.04)	(21.52)	(65.87)	(138.90)
Total from investment operations	(21.28)	(34.07)	(23.26)	(68.33)	(143.04)
Net asset value, end of period	$37.57	$58.85	$92.92	$116.18	$184.51

Total Return[b]	(36.16%)	(36.67%)	(19.99%)	(37.04%)	(43.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$256	$155	$832	$267	$601
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(1.31%)	(1.67%)	(1.77%)	(1.72%)
Total expenses	1.81%	1.93%	1.79%	1.82%	1.76%
Portfolio turnover rate	—	—	—	—	—

C-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[c,d]
Per Share Data
Net asset value, beginning of period	$52.26	$82.75	$103.83	$166.16	$298.00
Income (loss) from investment operations:
Net investment income (loss)[a]	(.63)	(1.48)	(2.28)	(3.36)	(5.46)
Net gain (loss) on investments (realized and unrealized)	(18.50)	(29.01)	(18.80)	(58.97)	(126.38)
Total from investment operations	(19.13)	(30.49)	(21.08)	(62.33)	(131.84)
Net asset value, end of period	$33.13	$52.26	$82.75	$103.83	$166.16

Total Return[b]	(36.61%)	(36.84%)	(20.29%)	(37.52%)	(44.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$219	$285	$1,104	$1,375	$1,346
Ratios to average net assets:
Net investment income (loss)	(1.44%)	(2.09%)	(2.42%)	(2.51%)	(2.50%)
Total expenses	2.49%	2.56%	2.53%	2.55%	2.54%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 45

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[c,d]
Per Share Data
Net asset value, beginning of period	$58.95	$92.86	$116.02	$184.29	$327.64
Income (loss) from investment operations:
Net investment income (loss)[a]	(.30)	(1.02)	(1.74)	(2.58)	(4.20)
Net gain (loss) on investments (realized and unrealized)	(21.02)	(32.89)	(21.42)	(65.69)	(139.15)
Total from investment operations	(21.32)	(33.91)	(23.16)	(68.27)	(143.35)
Net asset value, end of period	$37.63	$58.95	$92.86	$116.02	$184.29

Total Return[b]	(36.17%)	(36.53%)	(19.96%)	(37.02%)	(43.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,073	$20,270	$42,995	$20,371	$25,617
Ratios to average net assets:
Net investment income (loss)	(0.67%)	(1.32%)	(1.68%)	(1.78%)	(1.75%)
Total expenses	1.80%	1.83%	1.80%	1.83%	1.78%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Reverse Share Split — Per share amounts for periods presented through March 31, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.
[d]	Reverse Share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect a 1:6 reverse share split effective October 31, 2016.

46 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 29, 2018, Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average®. Dow 2x Strategy Fund H-Class returned 35.37% while the Dow Jones Industrial Average® returned 19.39% over the same period.

The sectors contributing the most to the performance of the underlying index for the period were Industrials and Financials. Communications was the only detractor. The Energy sector contributed the least.

Boeing Co., Caterpillar, Inc., and UnitedHealth Group, Inc. were the holdings contributing the most to the performance of the underlying index for the period. International Business Machines Corp., General Electric Co., and Walt Disney Co. detracted the most.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the most efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and were a factor in the Fund’s positive performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Boeing Co.	7.5%
Goldman Sachs Group, Inc.	5.8%
3M Co.	5.0%
UnitedHealth Group, Inc.	4.9%
Home Depot, Inc.	4.1%
Apple, Inc.	3.9%
McDonald’s Corp.	3.6%
International Business Machines Corp.	3.5%
Caterpillar, Inc.	3.4%
Travelers Companies, Inc.	3.2%
Top Ten Total	44.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 29, 2018

	1 Year	5 Year	10 Year
A-Class Shares	35.39%	22.79%	12.81%
A-Class Shares with sales charge†	28.95%	21.60%	12.26%
C-Class Shares	34.41%	21.89%	11.97%
C-Class Shares with CDSC‡	33.41%	21.89%	11.97%
H-Class Shares	35.37%	22.80%	12.77%
Dow Jones Industrial Average Index	19.39%	13.32%	9.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

48 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 29, 2018
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 80.5%

Industrial - 19.2%
Boeing Co.	13,917	$4,563,106
3M Co.	13,917	3,055,060
Caterpillar, Inc.	13,917	2,051,087
United Technologies Corp.	13,917	1,751,037
General Electric Co.	13,917	187,601
Total Industrial		11,607,891

Financial - 16.4%
Goldman Sachs Group, Inc.	13,917	3,505,136
Travelers Companies, Inc.	13,917	1,932,515
Visa, Inc. — Class A	13,917	1,664,751
JPMorgan Chase & Co.	13,917	1,530,452
American Express Co.	13,917	1,298,178
Total Financial		9,931,032

Consumer, Non-cyclical - 12.7%
UnitedHealth Group, Inc.	13,917	2,978,238
Johnson & Johnson	13,917	1,783,464
Procter & Gamble Co.	13,917	1,103,340
Merck & Company, Inc.	13,917	758,059
Coca-Cola Co.	13,917	604,415
Pfizer, Inc.	13,917	493,914
Total Consumer, Non-cyclical		7,721,430

Consumer, Cyclical - 11.3%
Home Depot, Inc.	13,917	2,480,566
McDonald’s Corp.	13,917	2,176,340
Walmart, Inc.	13,917	1,238,196
Nike, Inc. — Class B	13,917	924,645
Total Consumer, Cyclical		6,819,747

Technology - 10.7%
Apple, Inc.	13,917	2,334,994
International Business Machines Corp.	13,917	2,135,286
Microsoft Corp.	13,917	1,270,205
Intel Corp.	13,917	724,797
Total Technology		6,465,282

Communications - 4.4%
Walt Disney Co.	13,917	1,397,824
Verizon Communications, Inc.	13,917	665,511
Cisco Systems, Inc.	13,917	596,900
Total Communications		2,660,235

Energy - 4.3%
Chevron Corp.	13,917	1,587,095
Exxon Mobil Corp.	13,917	1,038,347
Total Energy		2,625,442

Basic Materials - 1.5%
DowDuPont, Inc.	13,917	886,652

Total Common Stocks
(Cost $41,621,374)		48,717,711

	Face Amount

U.S. TREASURY BILLS†† - 8.5%
U.S. Treasury Bills
1.61% due 05/31/18[1,2,3]	$4,900,000	4,886,602
1.31% due 04/19/18[2,3,4]	300,000	299,769
Total U.S. Treasury Bills
(Cost $5,186,481)		5,186,371

REPURCHASE AGREEMENTS††,5 - 4.3%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[1]	1,965,369	1,965,369
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[1]	643,121	643,121
Total Repurchase Agreements
(Cost $2,608,490)		2,608,490

Total Investments - 93.3%
(Cost $49,416,345)		$56,512,572
Other Assets & Liabilities, net - 6.7%		4,029,172
Total Net Assets - 100.0%		$60,541,744

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (concluded)	March 29, 2018
DOW 2x STRATEGY FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	49	Jun 2018	$5,911,360	$110,684

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	2.24%	At Maturity	04/30/18	1,405	$33,851,572	$357,702
BNP Paribas	Dow Jones Industrial Average Index	2.39%	At Maturity	04/30/18	1,359	32,760,243	303,343
						$66,611,815	$661,045

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Zero coupon rate security.
[4]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$48,717,711	$—	$—	$—	$—	$48,717,711
Equity Futures Contracts	—	110,684	—	—	—	110,684
Equity Index Swap Agreements	—	—	—	661,045	—	661,045
Repurchase Agreements	—	—	2,608,490	—	—	2,608,490
U.S. Treasury Bills	—	—	5,186,371	—	—	5,186,371
Total Assets	$48,717,711	$110,684	$7,794,861	$661,045	$—	$57,284,301

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended March 29, 2018, there were no transfers between levels.

50 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 29, 2018

Assets:
Investments, at value (cost $46,807,855)	$53,904,082
Repurchase agreements, at value (cost $2,608,490)	2,608,490
Cash	10,670
Segregated cash with broker	1,220,202
Unrealized appreciation on swap agreements	661,045
Receivables:
Fund shares sold	4,926,821
Variation margin	54,039
Dividends	25,416
Interest	390
Total assets	63,411,155

Liabilities:
Payable for:
Fund shares redeemed	2,748,687
Management fees	50,196
Distribution and service fees	16,215
Transfer agent and administrative fees	13,943
Swap settlement	13,166
Portfolio accounting fees	8,366
Trustees’ fees*	1,405
Miscellaneous	17,433
Total liabilities	2,869,411
Commitments and contingent liabilities (Note 11)	—
Net assets	$60,541,744

Net assets consist of:
Paid in capital	$54,526,278
Undistributed net investment income	—
Accumulated net realized loss on investments	(1,852,490)
Net unrealized appreciation on investments	7,867,956
Net assets	$60,541,744

A-Class:
Net assets	$11,055,129
Capital shares outstanding	132,892
Net asset value per share	$83.19
Maximum offering price per share (Net asset value divided by 95.25%)	$87.34

C-Class:
Net assets	$3,465,360
Capital shares outstanding	46,904
Net asset value per share	$73.88

H-Class:
Net assets	$46,021,255
Capital shares outstanding	554,993
Net asset value per share	$82.92

STATEMENT OF OPERATIONS
Year Ended March 29, 2018

Investment Income:
Dividends	$933,558
Interest	80,827
Income from securities lending, net	149
Total investment income	1,014,534

Expenses:
Management fees	454,524
Distribution and service fees:
A-Class	27,149
C-Class	31,742
H-Class	91,175
Transfer agent and administrative fees	126,258
Portfolio accounting fees	75,756
Custodian fees	7,312
Trustees’ fees*	3,370
Line of credit fees	499
Miscellaneous	111,899
Total expenses	929,684
Net investment income	84,850

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	630,343
Swap agreements	4,177,456
Futures contracts	2,515,795
Net realized gain	7,323,594
Net change in unrealized appreciation (depreciation) on:
Investments	4,227,066
Swap agreements	662,956
Futures contracts	83,250
Net change in unrealized appreciation (depreciation)	4,973,272
Net realized and unrealized gain	12,296,866
Net increase in net assets resulting from operations	$12,381,716

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 51

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 29, 2018	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$84,850	$(16,892)
Net realized gain on investments	7,323,594	8,024,912
Net change in unrealized appreciation (depreciation) on investments	4,973,272	1,392,292
Net increase in net assets resulting from operations	12,381,716	9,400,312

Distributions to shareholders from:
Net investment income
A-Class	(15,611)	—
C-Class	(5,145)	—
H-Class	(93,891)	—
Net realized gains
A-Class	(558,709)	(53,931)
C-Class	(184,116)	(21,052)
H-Class	(3,360,297)	(104,077)
Total distributions to shareholders	(4,217,769)	(179,060)

Capital share transactions:
Proceeds from sale of shares
A-Class	16,033,281	10,591,822
C-Class	33,837,395	24,149,674
H-Class	468,095,549	336,179,168
Distributions reinvested
A-Class	539,527	53,415
C-Class	177,319	20,282
H-Class	3,220,079	86,972
Cost of shares redeemed
A-Class	(16,707,243)	(12,756,186)
C-Class	(33,810,157)	(25,903,799)
H-Class	(453,342,250)	(340,436,298)
Net increase (decrease) from capital share transactions	18,043,500	(8,014,950)
Net increase in net assets	26,207,447	1,206,302

Net assets:
Beginning of year	34,334,297	33,127,995
End of year	$60,541,744	$34,334,297
Undistributed net investment income at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	214,890	198,066
C-Class	491,843	487,129
H-Class	5,731,385	6,321,388
Shares issued from reinvestment of distributions
A-Class	6,074	953
C-Class	2,243	401
H-Class	36,365	1,557
Shares redeemed
A-Class	(222,325)	(240,944)
C-Class	(491,710)	(524,111)
H-Class	(5,570,171)	(6,421,982)
Net increase (decrease) in shares	198,594	(177,543)

52 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per Share Data
Net asset value, beginning of period	$64.70	$47.00	$50.69	$43.26	$33.64
Income (loss) from investment operations:
Net investment income (loss)[a]	.26	.02	(.21)	(.32)	(.29)
Net gain (loss) on investments (realized and unrealized)	22.94	18.03	(.43)	7.75	9.91
Total from investment operations	23.20	18.05	(.64)	7.43	9.62
Less distributions from:
Net investment income	(.13)	—	—	—	—
Net realized gains	(4.58)	(.35)	(3.05)	—	—
Total distributions	(4.71)	(.35)	(3.05)	—	—
Net asset value, end of period	$83.19	$64.70	$47.00	$50.69	$43.26

Total Return[b]	35.39%	38.49%	(1.21%)	17.18%	28.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,055	$8,686	$8,280	$11,921	$6,566
Ratios to average net assets:
Net investment income (loss)	0.34%	0.04%	(0.45%)	(0.68%)	(0.75%)
Total expenses	1.80%	1.86%	1.82%	1.81%	1.76%
Portfolio turnover rate	223%	350%	1,023%	1,236%	3,338%

C-Class	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per Share Data
Net asset value, beginning of period	$58.24	$42.64	$46.62	$40.08	$31.39
Income (loss) from investment operations:
Net investment income (loss)[a]	(.35)	(.32)	(.51)	(.60)	(.52)
Net gain (loss) on investments (realized and unrealized)	20.70	16.27	(.42)	7.14	9.21
Total from investment operations	20.35	15.95	(.93)	6.54	8.69
Less distributions from:
Net investment income	(.13)	—	—	—	—
Net realized gains	(4.58)	(.35)	(3.05)	—	—
Total distributions	(4.71)	(.35)	(3.05)	—	—
Net asset value, end of period	$73.88	$58.24	$42.64	$46.62	$40.08

Total Return[b]	34.41%	37.49%	(1.96%)	16.32%	27.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,465	$2,593	$3,459	$5,463	$4,217
Ratios to average net assets:
Net investment income (loss)	(0.49%)	(0.68%)	(1.18%)	(1.38%)	(1.44%)
Total expenses	2.54%	2.60%	2.56%	2.57%	2.50%
Portfolio turnover rate	223%	350%	1,023%	1,236%	3,338%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 53

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per Share Data
Net asset value, beginning of period	$64.50	$46.86	$50.54	$43.16	$33.53
Income (loss) from investment operations:
Net investment income (loss)[a]	.14	—	(.18)	(.26)	(.28)
Net gain (loss) on investments (realized and unrealized)	22.99	17.99	(.45)	7.64	9.91
Total from investment operations	23.13	17.99	(.63)	7.38	9.63
Less distributions from:
Net investment income	(.13)	—	—	—	—
Net realized gains	(4.58)	(.35)	(3.05)	—	—
Total distributions	(4.71)	(.35)	(3.05)	—	—
Net asset value, end of period	$82.92	$64.50	$46.86	$50.54	$43.16

Total Return[b]	35.37%	38.50%	(1.20%)	17.10%	28.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,021	$23,055	$21,389	$22,411	$28,254
Ratios to average net assets:
Net investment income (loss)	0.18%	—	(0.40%)	(0.54%)	(0.73%)
Total expenses	1.80%	1.86%	1.82%	1.82%	1.77%
Portfolio turnover rate	223%	350%	1,023%	1,236%	3,338%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.

54 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 29, 2018, Inverse Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average®. Inverse Dow 2x Strategy Fund H-Class returned -31.57% while the Dow Jones Industrial Average® returned 19.39% over the same period.

The sectors contributing the most to the performance of the underlying index for the period were Industrials and Financials. Communications was the only detractor. The Energy sector contributed the least.

Boeing Co., Caterpillar, Inc., and UnitedHealth Group, Inc. were the holdings contributing the most to the performance of the underlying index for the period. International Business Machines Corp., General Electric Co., and Walt Disney Co. detracted the most.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and were a factor in the Fund’s negative performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

THE RYDEX FUNDS ANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 29, 2018

	1 Year	5 Year	10 Year
A-Class Shares	(31.56%)	(26.22%)	(25.91%)
A-Class Shares with sales charge†	(34.80%)	(26.93%)	(26.27%)
C-Class Shares	(32.19%)	(26.80%)	(26.49%)
C-Class Shares with CDSC‡	(32.87%)	(26.80%)	(26.49%)
H-Class Shares	(31.57%)	(26.15%)	(25.88%)
Dow Jones Industrial Average Index	19.39%	13.32%	9.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

56 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 29, 2018
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 46.2%
Federal Home Loan Bank[1]
1.50% due 10/26/22[2]	$1,000,000	$998,906
1.63% due 01/18/19	1,000,000	995,803
1.70% due 09/13/22[2]	500,000	499,311
Total Federal Home Loan Bank		2,494,020
Freddie Mac[3]
1.45% due 11/02/22[2]	1,000,000	996,034
Total Federal Agency Notes
(Cost $3,497,845)		3,490,054

U.S. TREASURY BILLS†† - 5.0%
U.S. Treasury Bills
1.61% due 05/31/18[4,5]	380,000	378,961
Total U.S. Treasury Bills
(Cost $378,967)		378,961

REPURCHASE AGREEMENTS††,6 - 44.7%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[7]	2,545,592	2,545,592
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[7]	832,986	832,986
Total Repurchase Agreements
(Cost $3,378,578)		3,378,578

Total Investments - 95.9%
(Cost $7,255,390)		$7,247,593
Other Assets & Liabilities, net - 4.1%		310,276
Total Net Assets - 100.0%		$7,557,869

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	21	Jun 2018	$2,533,440	$10,603

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	(1.99%)	At Maturity	04/30/18	45	$1,075,404	$(11,363)
BNP Paribas	Dow Jones Industrial Average Index	(1.89%)	At Maturity	04/30/18	475	11,444,263	(98,559)
						$12,519,667	$(109,922)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 6.
[7]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (concluded)	March 29, 2018
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$10,603	$—	$—	$—	$10,603
Federal Agency Notes	—	—	3,490,054	—	—	3,490,054
Repurchase Agreements	—	—	3,378,578	—	—	3,378,578
U.S. Treasury Bills	—	—	378,961	—	—	378,961
Total Assets	$—	$10,603	$7,247,593	$—	$—	$7,258,196

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$109,922	$—	$109,922

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended March 29, 2018, there were no transfers between levels.

58 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 29, 2018

Assets:
Investments, at value (cost $3,876,812)	$3,869,015
Repurchase agreements, at value (cost $3,378,578)	3,378,578
Segregated cash with broker	190,800
Receivables:
Fund shares sold	493,450
Interest	12,935
Swap settlement	4,138
Total assets	7,948,916

Liabilities:
Unrealized depreciation on swap agreements	109,922
Payable for:
Fund shares redeemed	216,782
Variation margin	49,929
Management fees	6,464
Distribution and service fees	2,433
Transfer agent and administrative fees	1,796
Portfolio accounting fees	1,077
Trustees’ fees*	172
Miscellaneous	2,472
Total liabilities	391,047
Commitments and contingent liabilities (Note 11)	—
Net assets	$7,557,869

Net assets consist of:
Paid in capital	$45,225,905
Accumulated net investment loss	(619)
Accumulated net realized loss on investments	(37,560,301)
Net unrealized depreciation on investments	(107,116)
Net assets	$7,557,869

A-Class:
Net assets	$572,978
Capital shares outstanding	47,288
Net asset value per share	$12.12
Maximum offering price per share (Net asset value divided by 95.25%)	$12.72

C-Class:
Net assets	$1,028,317
Capital shares outstanding	94,957
Net asset value per share	$10.83

H-Class:
Net assets	$5,956,574
Capital shares outstanding	489,777
Net asset value per share	$12.16

STATEMENT OF OPERATIONS
Year Ended March 29, 2018

Investment Income:
Interest	$97,169
Total investment income	97,169

Expenses:
Management fees	82,038
Distribution and service fees:
A-Class	2,602
C-Class	7,444
H-Class	18,329
Transfer agent and administrative fees	22,790
Portfolio accounting fees	13,675
Custodian fees	1,288
Trustees’ fees*	845
Line of credit fees	129
Miscellaneous	20,794
Total expenses	169,934
Net investment loss	(72,765)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,488
Swap agreements	(3,117,240)
Futures contracts	(156,462)
Net realized loss	(3,260,214)
Net change in unrealized appreciation (depreciation) on:
Investments	(11,948)
Swap agreements	(129,155)
Futures contracts	10,603
Net change in unrealized appreciation (depreciation)	(130,500)
Net realized and unrealized loss	(3,390,714)
Net decrease in net assets resulting from operations	$(3,463,479)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 59

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 29, 2018	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(72,765)	$(185,591)
Net realized loss on investments	(3,260,214)	(4,667,078)
Net change in unrealized appreciation (depreciation) on investments	(130,500)	146,928
Net decrease in net assets resulting from operations	(3,463,479)	(4,705,741)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,394,059	24,890,872
C-Class	22,630,746	29,318,557
H-Class	147,396,069	229,784,905
Cost of shares redeemed
A-Class	(4,470,680)	(24,927,526)
C-Class	(21,638,554)	(29,411,417)
H-Class	(147,235,402)	(226,700,406)
Net increase from capital share transactions	1,076,238	2,954,985
Net decrease in net assets	(2,387,241)	(1,750,756)

Net assets:
Beginning of year	9,945,110	11,695,866
End of year	$7,557,869	$9,945,110
Accumulated net investment loss at end of year	$(619)	$(49,569)

Capital share activity:
Shares sold
A-Class	289,109	1,165,155
C-Class	1,674,161	1,495,741
H-Class	10,625,292	10,233,230
Shares redeemed
A-Class	(304,514)	(1,187,508)
C-Class	(1,603,807)	(1,503,183)
H-Class	(10,610,666)	(10,087,171)
Net increase in shares	69,575	116,264

60 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[c]
Per Share Data
Net asset value, beginning of period	$17.71	$26.34	$30.36	$39.35	$55.42
Income (loss) from investment operations:
Net investment income (loss)[a]	(.11)	(.33)	(.51)	(.61)	(.81)
Net gain (loss) on investments (realized and unrealized)	(5.48)	(8.30)	(3.51)	(8.38)	(15.26)
Total from investment operations	(5.59)	(8.63)	(4.02)	(8.99)	(16.07)
Net asset value, end of period	$12.12	$17.71	$26.34	$30.36	$39.35

Total Return[b]	(31.56%)	(32.76%)	(13.24%)	(22.85%)	(29.02%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$573	$1,110	$2,240	$1,346	$819
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(1.47%)	(1.72%)	(1.81%)	(1.73%)
Total expenses	1.80%	1.85%	1.82%	1.82%	1.75%
Portfolio turnover rate	—	—	—	—	—

C-Class	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[c]
Per Share Data
Net asset value, beginning of period	$15.97	$23.90	$27.74	$36.24	$51.52
Income (loss) from investment operations:
Net investment income (loss)[a]	(.16)	(.45)	(.68)	(.79)	(1.07)
Net gain (loss) on investments (realized and unrealized)	(4.98)	(7.48)	(3.16)	(7.71)	(14.21)
Total from investment operations	(5.14)	(7.93)	(3.84)	(8.50)	(15.28)
Net asset value, end of period	$10.83	$15.97	$23.90	$27.74	$36.24

Total Return[b]	(32.19%)	(33.22%)	(13.84%)	(23.45%)	(29.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,028	$393	$766	$795	$803
Ratios to average net assets:
Net investment income (loss)	(1.39%)	(2.22%)	(2.46%)	(2.58%)	(2.45%)
Total expenses	2.55%	2.62%	2.53%	2.60%	2.47%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 61

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[c]
Per Share Data
Net asset value, beginning of period	$17.77	$26.41	$30.44	$39.46	$55.39
Income (loss) from investment operations:
Net investment income (loss)[a]	(.10)	(.33)	(.51)	(.63)	(.81)
Net gain (loss) on investments (realized and unrealized)	(5.51)	(8.31)	(3.52)	(8.39)	(15.12)
Total from investment operations	(5.61)	(8.64)	(4.03)	(9.02)	(15.93)
Net asset value, end of period	$12.16	$17.77	$26.41	$30.44	$39.46

Total Return[b]	(31.57%)	(32.71%)	(13.24%)	(22.86%)	(28.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,957	$8,442	$8,690	$7,363	$6,480
Ratios to average net assets:
Net investment income (loss)	(0.74%)	(1.46%)	(1.72%)	(1.82%)	(1.75%)
Total expenses	1.80%	1.85%	1.82%	1.84%	1.77%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Reverse Share Split — Per Share amounts for periods presented through March 31, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.

62 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 29, 2018, Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000® Index. Russell 2000® 2x Strategy Fund H-Class returned 18.59%, while the Russell 2000® Index returned 11.79% over the same period.

The sectors contributing the most to the performance of the underlying index for the period were Health Care and Consumer Discretionary. Energy was the only detractor. The Consumer Staples sector contributed the least.

Nektar Therapeutics, GrubHub, Inc., and Kite Pharma, Inc. were the holdings contributing the most to the performance of the underlying index for the year. U.S. Silica Holdings, Inc., Oasis Petroleum, Inc., and Macom Technology Solutions Holdings, Inc. detracted the most.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the most efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and were a factor in the Fund’s positive performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Nektar Therapeutics	0.1%
GrubHub, Inc.	0.1%
Bluebird Bio, Inc.	0.1%
MKS Instruments, Inc.	0.1%
Curtiss-Wright Corp.	0.1%
Aspen Technology, Inc.	0.1%
Knight-Swift Transportation Holdings, Inc.	0.1%
EPAM Systems, Inc.	0.1%
Encompass Health Corp.	0.1%
Catalent, Inc.	0.1%
Top Ten Total	1.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS ANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 29, 2018

	1 Year	5 Year	10 Year
A-Class Shares	18.66%	17.98%	10.21%
A-Class Shares with sales charge†	13.03%	16.84%	9.67%
C-Class Shares	17.78%	17.11%	9.40%
C-Class Shares with CDSC‡	16.78%	17.11%	9.40%
H-Class Shares	18.59%	17.95%	10.17%
Russell 2000 Index	11.79%	14.45%	11.81%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

64 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 18.1%

Financial - 4.4%
MGIC Investment Corp.*	1,239	$16,107
Sterling Bancorp	713	16,078
Umpqua Holdings Corp.	741	15,865
Wintrust Financial Corp.	182	15,661
Texas Capital Bancshares, Inc.*	167	15,013
Hancock Holding Co.	279	14,424
Primerica, Inc.	148	14,297
Radian Group, Inc.	725	13,804
Stifel Financial Corp.	223	13,208
Chemical Financial Corp.	237	12,959
IBERIABANK Corp.	164	12,792
Cousins Properties, Inc. REIT	1,399	12,143
CNO Financial Group, Inc.	558	12,092
Home BancShares, Inc.	525	11,975
United Bankshares, Inc.	334	11,774
Selective Insurance Group, Inc.	193	11,715
Investors Bancorp, Inc.	856	11,676
Gramercy Property Trust REIT	536	11,647
First Industrial Realty Trust, Inc. REIT	398	11,633
Essent Group Ltd.*	272	11,576
Sunstone Hotel Investors, Inc. REIT	755	11,491
Ryman Hospitality Properties, Inc. REIT	148	11,463
Healthcare Realty Trust, Inc. REIT	411	11,389
Evercore, Inc. — Class A	129	11,249
LaSalle Hotel Properties REIT	381	11,053
RLJ Lodging Trust REIT	568	11,042
MB Financial, Inc.	271	10,970
UMB Financial Corp.	151	10,931
Valley National Bancorp	861	10,728
Sabra Health Care REIT, Inc.	594	10,484
PotlatchDeltic Corp. REIT	201	10,462
Ellie Mae, Inc.*	113	10,389
South State Corp.	121	10,321
Cathay General Bancorp	253	10,115
Columbia Banking System, Inc.	241	10,110
Fulton Financial Corp.	566	10,047
Washington Federal, Inc.	288	9,965
First Citizens BancShares, Inc. — Class A	24	9,918
Glacier Bancorp, Inc.	251	9,633
First Financial Bankshares, Inc.	206	9,538
EastGroup Properties, Inc. REIT	114	9,423
Physicians Realty Trust REIT	602	9,373
National Health Investors, Inc. REIT	135	9,084
BancorpSouth Bank	284	9,031
Community Bank System, Inc.	164	8,784
American Equity Investment Life Holding Co.	290	8,514
GEO Group, Inc. REIT	410	8,393
First Midwest Bancorp, Inc.	340	8,361
Education Realty Trust, Inc. REIT	255	8,351
Blackhawk Network Holdings, Inc.*	183	8,180
RLI Corp.	129	8,177
Bank of NT Butterfield & Son Ltd.	180	8,078
BofI Holding, Inc.*	198	8,025
Enstar Group Ltd.*	38	7,989
Great Western Bancorp, Inc.	198	7,973
Pebblebrook Hotel Trust REIT	230	7,900
Hope Bancorp, Inc.	434	7,894
Simmons First National Corp. — Class A	273	7,767
CVB Financial Corp.	340	7,698
United Community Banks, Inc.	241	7,628
STAG Industrial, Inc. REIT	317	7,583
Kemper Corp.	133	7,581
Old National Bancorp	447	7,554
PS Business Parks, Inc. REIT	66	7,461
Rexford Industrial Realty, Inc. REIT	259	7,457
Urban Edge Properties REIT	346	7,387
Washington Real Estate Investment Trust REIT	264	7,207
Xenia Hotels & Resorts, Inc. REIT	360	7,099
Kennedy-Wilson Holdings, Inc.	405	7,047
DiamondRock Hospitality Co. REIT	669	6,984
International Bancshares Corp.	178	6,924
Financial Engines, Inc.	196	6,860
Acadia Realty Trust REIT	278	6,839
Trustmark Corp.	219	6,824
LegacyTexas Financial Group, Inc.	158	6,766
Independent Bank Corp.	91	6,511
Apollo Commercial Real Estate Finance, Inc. REIT	360	6,473
Renasant Corp.	152	6,469
Ameris Bancorp	121	6,401
Retail Opportunity Investments Corp. REIT	362	6,397
ServisFirst Bancshares, Inc.	155	6,327
Argo Group International Holdings Ltd.	110	6,314
Invesco Mortgage Capital, Inc. REIT	376	6,159
Quality Care Properties, Inc. REIT*	316	6,140
HFF, Inc. — Class A	123	6,113
TowneBank	213	6,092
FCB Financial Holdings, Inc. — Class A*	119	6,081
First Financial Bancorp	206	6,046
Terreno Realty Corp. REIT	175	6,039
WageWorks, Inc.*	133	6,012
QTS Realty Trust, Inc. — Class A REIT	165	5,976
WesBanco, Inc.	141	5,964
Eagle Bancorp, Inc.*	98	5,865
Horace Mann Educators Corp.	137	5,857
Banner Corp.	105	5,826
Hilltop Holdings, Inc.	245	5,748
First Merchants Corp.	137	5,713
Lexington Realty Trust REIT	725	5,706
PRA Group, Inc.*	149	5,662
Walker & Dunlop, Inc.	93	5,526
Chesapeake Lodging Trust REIT	198	5,506
Waddell & Reed Financial, Inc. — Class A	269	5,436
CenterState Bank Corp.	202	5,359
Capitol Federal Financial, Inc.	430	5,310
Moelis & Co. — Class A	104	5,288
Alexander & Baldwin, Inc. REIT	228	5,274
Provident Financial Services, Inc.	206	5,272

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Pacific Premier Bancorp, Inc.*	131	$5,266
Northwest Bancshares, Inc.	317	5,250
Berkshire Hills Bancorp, Inc.	134	5,085
NBT Bancorp, Inc.	143	5,074
Mack-Cali Realty Corp. REIT	303	5,063
LTC Properties, Inc. REIT	132	5,016
Artisan Partners Asset Management, Inc. — Class A	150	4,995
Westamerica Bancorporation	85	4,937
WSFS Financial Corp.	101	4,838
Genworth Financial, Inc. — Class A*	1,682	4,760
Four Corners Property Trust, Inc. REIT	206	4,757
Summit Hotel Properties, Inc. REIT	347	4,723
Park National Corp.	45	4,669
S&T Bancorp, Inc.	115	4,593
First Commonwealth Financial Corp.	324	4,578
Agree Realty Corp. REIT	95	4,564
American Assets Trust, Inc. REIT	135	4,510
Government Properties Income Trust REIT	322	4,398
Heartland Financial USA, Inc.	82	4,350
Third Point Reinsurance Ltd.*	308	4,297
Employers Holdings, Inc.	106	4,288
Infinity Property & Casualty Corp.	36	4,262
Union Bankshares Corp.	116	4,258
Kite Realty Group Trust REIT	277	4,219
Boston Private Financial Holdings, Inc.	279	4,199
Sandy Spring Bancorp, Inc.	108	4,186
Washington Prime Group, Inc. REIT	624	4,162
Select Income REIT	212	4,130
Brookline Bancorp, Inc.	251	4,066
First Busey Corp.	136	4,042
Houlihan Lokey, Inc.	90	4,014
National General Holdings Corp.	164	3,987
Piper Jaffray Cos.	48	3,986
Ladder Capital Corp. — Class A REIT	264	3,981
Navigators Group, Inc.	69	3,978
BrightSphere Investment Group plc	252	3,972
Redwood Trust, Inc. REIT	256	3,960
Cannae Holdings, Inc.*	207	3,904
First BanCorp*	643	3,871
Global Net Lease, Inc. REIT	227	3,832
LendingClub Corp.*	1,093	3,825
Seacoast Banking Corporation of Florida*	143	3,785
State Bank Financial Corp.	126	3,781
Safety Insurance Group, Inc.	49	3,766
Lakeland Financial Corp.	81	3,745
Tompkins Financial Corp.	49	3,712
PennyMac Mortgage Investment Trust REIT	203	3,660
RE/MAX Holdings, Inc. — Class A	60	3,627
Encore Capital Group, Inc.*	80	3,616
OceanFirst Financial Corp.	134	3,584
WisdomTree Investments, Inc.	386	3,540
Beneficial Bancorp, Inc.	227	3,530
AmTrust Financial Services, Inc.	285	3,508
City Holding Co.	51	3,497
CYS Investments, Inc. REIT	518	3,481
AMERISAFE, Inc.	63	3,481
Enterprise Financial Services Corp.	74	3,471
United Fire Group, Inc.	71	3,398
CareTrust REIT, Inc.	252	3,377
MainSource Financial Group, Inc.	83	3,374
Kearny Financial Corp.	259	3,367
Nelnet, Inc. — Class A	64	3,354
First BanCorp Puerto Rico	94	3,351
Independent Bank Group, Inc.	47	3,323
Universal Insurance Holdings, Inc.	104	3,318
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	170	3,315
Ramco-Gershenson Properties Trust REIT	263	3,251
First Interstate BancSystem, Inc. — Class A	82	3,243
ARMOUR Residential REIT, Inc. REIT	139	3,236
Southside Bancshares, Inc.	93	3,231
Hanmi Financial Corp.	105	3,229
Meridian Bancorp, Inc.	160	3,224
Monmouth Real Estate Investment Corp. REIT	211	3,173
NMI Holdings, Inc. — Class A*	191	3,161
Aircastle Ltd.	159	3,158
Stewart Information Services Corp.	71	3,120
Meta Financial Group, Inc.	28	3,058
PJT Partners, Inc. — Class A	61	3,056
Seritage Growth Properties REIT[1]	85	3,022
James River Group Holdings Ltd.	85	3,015
Heritage Financial Corp.	98	2,999
Lakeland Bancorp, Inc.	150	2,978
BancFirst Corp.	56	2,974
National Storage Affiliates Trust REIT	118	2,959
Tier REIT, Inc. REIT	160	2,957
Franklin Street Properties Corp. REIT	350	2,943
ConnectOne Bancorp, Inc.	101	2,909
Cohen & Steers, Inc.	71	2,887
Easterly Government Properties, Inc. REIT	141	2,876
Chatham Lodging Trust REIT	149	2,853
Virtus Investment Partners, Inc.	23	2,847
Virtu Financial, Inc. — Class A	85	2,805
St. Joe Co.*	148	2,790
Central Pacific Financial Corp.	98	2,789
National Bank Holdings Corp. — Class A	83	2,760
Capstead Mortgage Corp. REIT	319	2,759
InfraREIT, Inc.	142	2,759
MBIA, Inc.*,1	297	2,750
MTGE Investment Corp. REIT	153	2,739
United Financial Bancorp, Inc.	169	2,738
1st Source Corp.	54	2,733
Preferred Bank/Los Angeles CA	42	2,696
Washington Trust Bancorp, Inc.	50	2,688
Banc of California, Inc.[1]	139	2,683
Bryn Mawr Bank Corp.	61	2,681
Alexander’s, Inc. REIT	7	2,669
Getty Realty Corp. REIT	104	2,623
TrustCo Bank Corp. NY	309	2,611
Customers Bancorp, Inc.*	89	2,594

66 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Independence Realty Trust, Inc. REIT	281	$2,580
HomeStreet, Inc.*	90	2,579
Stock Yards Bancorp, Inc.	73	2,562
TriCo Bancshares	68	2,531
CoBiz Financial, Inc.	129	2,528
Universal Health Realty Income Trust REIT	42	2,524
Federal Agricultural Mortgage Corp. — Class C	29	2,524
Flagstar Bancorp, Inc.*	71	2,513
Flushing Financial Corp.	93	2,507
Kinsale Capital Group, Inc.	48	2,464
Enova International, Inc.*	111	2,448
National Western Life Group, Inc. — Class A	8	2,439
Carolina Financial Corp.	62	2,435
Triumph Bancorp, Inc.*	59	2,431
R1 RCM, Inc.*	335	2,392
Ambac Financial Group, Inc.*	152	2,383
Cass Information Systems, Inc.	40	2,380
NorthStar Realty Europe Corp. REIT	182	2,370
German American Bancorp, Inc.	71	2,368
CBL & Associates Properties, Inc. REIT[1]	564	2,352
Community Trust Bancorp, Inc.	52	2,350
Hersha Hospitality Trust REIT	130	2,327
Horizon Bancorp	77	2,311
FBL Financial Group, Inc. — Class A	33	2,289
Diamond Hill Investment Group, Inc.	11	2,272
Camden National Corp.	51	2,270
New Senior Investment Group, Inc. REIT	275	2,249
Northfield Bancorp, Inc.	144	2,248
Guaranty Bancorp	79	2,240
iStar, Inc. REIT*	220	2,237
New York Mortgage Trust, Inc. REIT[1]	373	2,212
Trupanion, Inc.*	74	2,212
Pennsylvania Real Estate Investment Trust REIT	229	2,210
First of Long Island Corp.	80	2,196
INTL FCStone, Inc.*	51	2,177
Investment Technology Group, Inc.	110	2,171
Live Oak Bancshares, Inc.	78	2,168
Bridge Bancorp, Inc.	63	2,114
Investors Real Estate Trust REIT	403	2,092
Armada Hoffler Properties, Inc. REIT	150	2,053
Oritani Financial Corp.	132	2,026
World Acceptance Corp.*,1	19	2,001
Heritage Commerce Corp.	121	1,994
Dime Community Bancshares, Inc.	106	1,950
Peoples Bancorp, Inc.	55	1,950
Marcus & Millichap, Inc.*	54	1,947
Saul Centers, Inc. REIT	38	1,937
Univest Corporation of Pennsylvania	69	1,911
Urstadt Biddle Properties, Inc. — Class A REIT	99	1,911
First Defiance Financial Corp.	33	1,892
Opus Bank	67	1,876
First Foundation, Inc.*	100	1,854
QCR Holdings, Inc.	41	1,839
Peapack Gladstone Financial Corp.	55	1,836
CatchMark Timber Trust, Inc. — Class A REIT	145	1,808
Great Southern Bancorp, Inc.	36	1,798
Mercantile Bank Corp.	54	1,796
FB Financial Corp.*	44	1,786
Bancorp, Inc.*	165	1,782
Nationstar Mortgage Holdings, Inc.*	98	1,760
Hamilton Lane, Inc. — Class A	47	1,750
TriState Capital Holdings, Inc.*	75	1,744
National Commerce Corp.*	40	1,742
Fidelity Southern Corp.	74	1,707
First Community Bancshares, Inc.	56	1,672
Front Yard Residential Corp. REIT	166	1,668
Blue Hills Bancorp, Inc.	80	1,668
Ashford Hospitality Trust, Inc. REIT	257	1,660
Midland States Bancorp, Inc.	52	1,641
AG Mortgage Investment Trust, Inc. REIT	94	1,633
Greenlight Capital Re Ltd. — Class A*	101	1,621
United Community Financial Corp.	164	1,617
RMR Group, Inc. — Class A	23	1,609
Nicolet Bankshares, Inc.*	29	1,597
Anworth Mortgage Asset Corp. REIT	325	1,560
Independent Bank Corp.	68	1,557
Maiden Holdings Ltd.	235	1,527
Westwood Holdings Group, Inc.	27	1,525
Bank of Marin Bancorp	22	1,517
OFG Bancorp	145	1,515
State Auto Financial Corp.	53	1,514
CorEnergy Infrastructure Trust, Inc. REIT	40	1,502
Greenhill & Company, Inc.	81	1,498
Veritex Holdings, Inc.*	54	1,494
Community Healthcare Trust, Inc. REIT	58	1,493
Preferred Apartment Communities, Inc. — Class A REIT	105	1,490
Allegiance Bancshares, Inc.*	38	1,488
Gladstone Commercial Corp. REIT	85	1,474
Waterstone Financial, Inc.	85	1,471
HomeTrust Bancshares, Inc.*	56	1,459
First Financial Corp.	35	1,456
NexPoint Residential Trust, Inc. REIT	58	1,441
Access National Corp.	50	1,427
CNB Financial Corp.	49	1,425
Republic First Bancorp, Inc.*	163	1,418
Equity Bancshares, Inc. — Class A*	36	1,410
Ocwen Financial Corp.*	340	1,401
UMH Properties, Inc. REIT	104	1,395
Bar Harbor Bankshares	50	1,386
Arrow Financial Corp.	40	1,358
West Bancorporation, Inc.	53	1,357
People’s Utah Bancorp	42	1,357
Old Second Bancorp, Inc.	97	1,348
B. Riley Financial, Inc.	69	1,346
Financial Institutions, Inc.	45	1,332
Western Asset Mortgage Capital Corp. REIT	137	1,327

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

United Insurance Holdings Corp.	69	$1,321
Whitestone REIT — Class B	125	1,299
PCSB Financial Corp.*	61	1,280
Franklin Financial Network, Inc.*	39	1,271
Green Bancorp, Inc.*	57	1,268
Atlantic Capital Bancshares, Inc.*	70	1,267
MidWestOne Financial Group, Inc.	37	1,232
Republic Bancorp, Inc. — Class A	32	1,226
Farmers & Merchants Bancorp Incorporated/Archbold OH	30	1,211
First Connecticut Bancorp, Inc.	47	1,203
PennyMac Financial Services, Inc. — Class A*	53	1,200
Sierra Bancorp	45	1,199
Farmers National Banc Corp.	86	1,191
FRP Holdings, Inc.*	21	1,176
First Mid-Illinois Bancshares, Inc.	32	1,166
Cedar Realty Trust, Inc. REIT	295	1,162
Cowen, Inc. — Class A*	87	1,148
Citizens, Inc.*,1	156	1,142
Southern National Bancorp of Virginia, Inc.	72	1,140
Enterprise Bancorp, Inc.	32	1,129
First Bancshares, Inc.	35	1,129
Health Insurance Innovations, Inc. — Class A*	39	1,127
Ladenburg Thalmann Financial Services, Inc.	344	1,125
PHH Corp.*	107	1,119
Ares Commercial Real Estate Corp. REIT	90	1,111
Heritage Insurance Holdings, Inc.[1]	72	1,092
Regional Management Corp.*	34	1,083
Peoples Financial Services Corp.	23	1,050
National Bankshares, Inc.	23	1,036
Clifton Bancorp, Inc.	66	1,033
One Liberty Properties, Inc. REIT	46	1,017
Arlington Asset Investment Corp. — Class A	92	1,016
American National Bankshares, Inc.	27	1,015
MedEquities Realty Trust, Inc. REIT	96	1,009
Investors Title Co.	5	999
Farmers Capital Bank Corp.	25	999
HCI Group, Inc.	26	992
Western New England Bancorp, Inc.	93	990
Altisource Portfolio Solutions S.A.*	37	983
Southern First Bancshares, Inc.*	22	979
Dynex Capital, Inc. REIT	147	975
Global Indemnity Ltd.	28	967
First Internet Bancorp	26	962
Resource Capital Corp. REIT	101	960
First Bancorp, Inc.	34	951
Old Line Bancshares, Inc.	28	924
WMIH Corp.*	647	919
Capital City Bank Group, Inc.	37	916
City Office REIT, Inc.	79	913
Granite Point Mortgage Trust, Inc. REIT	55	910
Citizens & Northern Corp.	39	901
Summit Financial Group, Inc.	36	900
On Deck Capital, Inc.*	161	900
Sutherland Asset Management Corp. REIT	59	894
Macatawa Bank Corp.	87	893
Farmland Partners, Inc. REIT	106	885
Ashford Hospitality Prime, Inc. REIT	89	865
Orchid Island Capital, Inc. REIT	117	862
Charter Financial Corp.	41	836
Safeguard Scientifics, Inc.*	68	833
BSB Bancorp, Inc.*	27	826
Oppenheimer Holdings, Inc. — Class A	32	824
Hingham Institution for Savings	4	824
Marlin Business Services Corp.	29	822
Consolidated-Tomoka Land Co.	13	817
Cadence BanCorp	30	817
Codorus Valley Bancorp, Inc.	29	815
Southern Missouri Bancorp, Inc.	22	805
BankFinancial Corp.	47	798
Ames National Corp.	29	798
Jernigan Capital, Inc. REIT	44	796
Century Bancorp, Inc. — Class A	10	794
Shore Bancshares, Inc.	42	792
EMC Insurance Group, Inc.	29	785
HarborOne Bancorp, Inc.*	44	777
Territorial Bancorp, Inc.	26	771
GAIN Capital Holdings, Inc.	114	769
Northrim BanCorp, Inc.	22	760
eHealth, Inc.*	53	758
Civista Bancshares, Inc.	33	754
Forestar Group, Inc.*,1	35	740
MutualFirst Financial, Inc.	20	725
Independence Holding Co.	20	713
Bear State Financial, Inc.	69	707
Great Ajax Corp. REIT	52	705
First Business Financial Services, Inc.	28	704
Investar Holding Corp.	27	698
Home Bancorp, Inc.	16	691
Cherry Hill Mortgage Investment Corp. REIT	39	684
Baldwin & Lyons, Inc. — Class B	31	682
Evans Bancorp, Inc.	15	679
Riverview Bancorp, Inc.	72	672
FNB Bancorp	18	662
Redfin Corp.*,1	29	662
Union Bankshares, Inc.	13	660
BCB Bancorp, Inc.	42	657
Bluerock Residential Growth REIT, Inc.	77	654
Community Bankers Trust Corp.*	72	648
Bankwell Financial Group, Inc.	20	646
Central Valley Community Bancorp	33	645
MBT Financial Corp.	60	645
ACNB Corp.	22	643
Entegra Financial Corp.*	22	638
Penns Woods Bancorp, Inc.	15	635
Pzena Investment Management, Inc. — Class A	57	634

68 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Federated National Holding Co.	40	$631
MidSouth Bancorp, Inc.	49	620
Timberland Bancorp, Inc.	20	608
Bank of Commerce Holdings	52	606
Stratus Properties, Inc.*	20	604
Orrstown Financial Services, Inc.	25	604
Ohio Valley Banc Corp.	14	586
C&F Financial Corp.	11	579
Premier Financial Bancorp, Inc.	31	577
TPG RE Finance Trust, Inc. REIT	29	577
Howard Bancorp, Inc.*	29	574
Unity Bancorp, Inc.	26	572
Norwood Financial Corp.	19	572
LCNB Corp.	30	570
NI Holdings, Inc.*	34	568
SmartFinancial, Inc.*	24	565
KKR Real Estate Finance Trust, Inc.	28	562
Safety Income & Growth, Inc. REIT	35	560
First Northwest Bancorp*	33	557
SI Financial Group, Inc.	38	547
Malvern Bancorp, Inc.*	21	546
Reliant Bancorp, Inc.	23	524
Northeast Bancorp	25	513
Chemung Financial Corp.	11	511
Kingstone Companies, Inc.	30	504
Tiptree, Inc. — Class A	79	502
Pacific Mercantile Bancorp*	52	497
Peoples Bancorp of North Carolina, Inc.	16	492
Prudential Bancorp, Inc.	27	490
Capstar Financial Holdings, Inc.*	26	490
Associated Capital Group, Inc. — Class A	13	487
Community Financial Corp.	13	484
Owens Realty Mortgage, Inc. REIT	33	481
United Security Bancshares	44	473
County Bancorp, Inc.	16	467
Donegal Group, Inc. — Class A	29	458
First Financial Northwest, Inc.	27	452
Clipper Realty, Inc. REIT	53	449
Middlefield Banc Corp.	9	442
ESSA Bancorp, Inc.	30	440
Two River Bancorp	24	433
Global Medical REIT, Inc. REIT	61	424
Elevate Credit, Inc.*	58	411
Hallmark Financial Services, Inc.*	45	401
Provident Bancorp, Inc.*	15	398
Trinity Place Holdings, Inc.*	61	397
Parke Bancorp, Inc.	19	395
First Guaranty Bancshares, Inc.	15	390
Byline Bancorp, Inc.*	17	390
Greene County Bancorp, Inc.	10	367
Silvercrest Asset Management Group, Inc. — Class A	24	365
Atlas Financial Holdings, Inc.*	35	362
DNB Financial Corp.	10	357
Crawford & Co. — Class B	40	329
Ellington Residential Mortgage REIT	30	329
Provident Financial Holdings, Inc.	18	326
Old Point Financial Corp.	12	317
GAMCO Investors, Inc. — Class A	11	273
RBB Bancorp	10	264
Maui Land & Pineapple Company, Inc.*	22	256
Impac Mortgage Holdings, Inc.*	32	253
Blue Capital Reinsurance Holdings Ltd.	20	244
Transcontinental Realty Investors, Inc.*	5	203
Guaranty Bancshares, Inc.	6	200
Rafael Holdings, Inc. — Class B*	29	138
Ominto, Inc.*	47	135
Oconee Federal Financial Corp.	4	115
Medley Management, Inc. — Class A	18	103
Griffin Industrial Realty, Inc.	2	75
RAIT Financial Trust REIT	307	50
Total Financial		1,661,859

Consumer, Non-cyclical - 4.0%
Nektar Therapeutics*	485	51,536
Bluebird Bio, Inc.*	164	28,003
Encompass Health Corp.	329	18,809
Catalent, Inc.*	448	18,395
Insulet Corp.*	194	16,816
Grand Canyon Education, Inc.*	157	16,472
Exact Sciences Corp.*	393	15,850
Sarepta Therapeutics, Inc.*	204	15,114
Chemed Corp.	53	14,462
LivaNova plc*	162	14,337
PRA Health Sciences, Inc.*	166	13,771
On Assignment, Inc.*	167	13,674
Cantel Medical Corp.	122	13,592
Masimo Corp.*	150	13,193
Blueprint Medicines Corp.*	142	13,021
Haemonetics Corp.*	176	12,876
Cimpress N.V.*	82	12,685
ICU Medical, Inc.*	49	12,368
Sage Therapeutics, Inc.*	75	12,080
Deluxe Corp.	161	11,916
Integra LifeSciences Holdings Corp.*	213	11,787
Globus Medical, Inc. — Class A*	236	11,758
Ligand Pharmaceuticals, Inc. — Class B*	69	11,396
Avis Budget Group, Inc.*,1	242	11,335
Penumbra, Inc.*	98	11,334
Avexis, Inc.*	89	10,999
Neogen Corp.*	163	10,919
Brink’s Co.	153	10,917
Array BioPharma, Inc.*	666	10,869
FibroGen, Inc.*	233	10,765
Molina Healthcare, Inc.*	129	10,472
Healthcare Services Group, Inc.	238	10,348
Green Dot Corp. — Class A*	155	9,945
HealthEquity, Inc.*	164	9,929
Aaron’s, Inc.	212	9,879
Adtalem Global Education, Inc.*	202	9,605
Darling Ingredients, Inc.*	549	9,498
Korn/Ferry International	176	9,080
AMN Healthcare Services, Inc.*	158	8,966

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

NuVasive, Inc.*	170	$8,876
Loxo Oncology, Inc.*	76	8,768
Magellan Health, Inc.*	81	8,675
Insperity, Inc.	121	8,416
Sanderson Farms, Inc.	67	7,974
Nevro Corp.*	92	7,974
Helen of Troy Ltd.*	91	7,917
Halozyme Therapeutics, Inc.*	399	7,816
Clovis Oncology, Inc.*	147	7,762
Lancaster Colony Corp.	63	7,758
Horizon Pharma plc*	546	7,753
Medicines Co.*	228	7,510
Supernus Pharmaceuticals, Inc.*	162	7,420
Merit Medical Systems, Inc.*	163	7,392
United Natural Foods, Inc.*	170	7,300
Performance Food Group Co.*	241	7,194
Halyard Health, Inc.*	156	7,188
Ironwood Pharmaceuticals, Inc. — Class A*	450	6,944
Inogen, Inc.*	56	6,879
J&J Snack Foods Corp.	50	6,828
Wright Medical Group N.V.*	342	6,785
Travelport Worldwide Ltd.	415	6,781
Vector Group Ltd.[1]	328	6,688
Tenet Healthcare Corp.*	272	6,596
LendingTree, Inc.*	20	6,563
Sotheby’s*	127	6,516
Syneos Health, Inc.*	183	6,496
Puma Biotechnology, Inc.*	95	6,465
Myriad Genetics, Inc.*	218	6,442
TriNet Group, Inc.*	138	6,392
Amicus Therapeutics, Inc.*	419	6,302
ABM Industries, Inc.	187	6,261
AnaptysBio, Inc.*	60	6,245
Portola Pharmaceuticals, Inc.*	190	6,205
Select Medical Holdings Corp.*	359	6,193
FTI Consulting, Inc.*	127	6,148
Spark Therapeutics, Inc.*	92	6,126
WD-40 Co.	46	6,058
Prestige Brands Holdings, Inc.*	178	6,002
Weight Watchers International, Inc.*	94	5,990
Emergent BioSolutions, Inc.*	112	5,897
CONMED Corp.	92	5,826
Teladoc, Inc.*	144	5,803
Integer Holdings Corp.*	102	5,768
Insmed, Inc.*	256	5,765
Amedisys, Inc.*	95	5,732
Cambrex Corp.*	109	5,701
Monro, Inc.	106	5,682
Aerie Pharmaceuticals, Inc.*	104	5,642
Ultragenyx Pharmaceutical, Inc.*	106	5,405
NxStage Medical, Inc.*	217	5,395
Sangamo Therapeutics, Inc.*	280	5,320
Matthews International Corp. — Class A	105	5,313
Herc Holdings, Inc.*	81	5,261
Global Blood Therapeutics, Inc.*	108	5,216
B&G Foods, Inc.[1]	220	5,214
Abaxis, Inc.	73	5,155
Boston Beer Company, Inc. — Class A*	27	5,104
Corcept Therapeutics, Inc.*	305	5,017
Immunomedics, Inc.*	342	4,997
Calavo Growers, Inc.[1]	54	4,979
Acceleron Pharma, Inc.*	126	4,927
Quidel Corp.*	95	4,922
Fresh Del Monte Produce, Inc.	108	4,886
Tivity Health, Inc.*	121	4,798
Impax Laboratories, Inc.*	246	4,785
HMS Holdings Corp.*	281	4,732
Spectrum Pharmaceuticals, Inc.*	291	4,682
Central Garden & Pet Co. — Class A*	118	4,674
Prothena Corporation plc*	127	4,662
Radius Health, Inc.*,1	128	4,600
Momenta Pharmaceuticals, Inc.*	253	4,592
Zogenix, Inc.*	114	4,566
Paylocity Holding Corp.*	89	4,559
Repligen Corp.*	126	4,559
Varex Imaging Corp.*	126	4,508
ACCO Brands Corp.	352	4,418
Enanta Pharmaceuticals, Inc.*	52	4,207
Cal-Maine Foods, Inc.*	96	4,195
McGrath RentCorp	78	4,188
Innoviva, Inc.*	251	4,184
Ensign Group, Inc.	158	4,155
Arena Pharmaceuticals, Inc.*	105	4,147
Novocure Ltd.*	189	4,120
Pacira Pharmaceuticals, Inc.*	132	4,112
Dynavax Technologies Corp.*	204	4,049
Analogic Corp.	42	4,028
Universal Corp.	83	4,026
Esperion Therapeutics, Inc.*	55	3,978
Hostess Brands, Inc.*	268	3,964
MGP Ingredients, Inc.[1]	43	3,853
Xencor, Inc.*	127	3,807
Foundation Medicine, Inc.*	48	3,780
Aimmune Therapeutics, Inc.*	116	3,692
Hertz Global Holdings, Inc.*,1	183	3,633
PTC Therapeutics, Inc.*	134	3,626
Viad Corp.	68	3,567
TrueBlue, Inc.*	137	3,548
Strayer Education, Inc.	35	3,537
ImmunoGen, Inc.*	334	3,514
ICF International, Inc.	60	3,507
Intersect ENT, Inc.*	89	3,498
National Beverage Corp.	39	3,472
Natus Medical, Inc.*	102	3,432
Acorda Therapeutics, Inc.*	145	3,429
Cardtronics plc — Class A*	152	3,391
Orthofix International N.V.*	57	3,350
Heron Therapeutics, Inc.*	121	3,340
Theravance Biopharma, Inc.*	137	3,322
Capella Education Co.	38	3,319
EVERTEC, Inc.	202	3,303

70 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

BioTelemetry, Inc.*	106	$3,291
Medifast, Inc.	35	3,271
Diplomat Pharmacy, Inc.*	162	3,264
USANA Health Sciences, Inc.*	38	3,264
LHC Group, Inc.*	53	3,263
US Physical Therapy, Inc.	40	3,252
MyoKardia, Inc.*	66	3,221
OraSure Technologies, Inc.*	189	3,192
Owens & Minor, Inc.	203	3,157
AxoGen, Inc.*	86	3,139
CBIZ, Inc.*	171	3,121
Editas Medicine, Inc.*	92	3,050
iRhythm Technologies, Inc.*	48	3,022
Intra-Cellular Therapies, Inc.*	142	2,989
Andersons, Inc.	90	2,979
Career Education Corp.*	226	2,970
Kelly Services, Inc. — Class A	102	2,962
Glaukos Corp.*	96	2,960
Navigant Consulting, Inc.*	153	2,944
Epizyme, Inc.*	164	2,911
Luminex Corp.	136	2,866
MacroGenics, Inc.*	113	2,843
Huron Consulting Group, Inc.*	73	2,781
Iovance Biotherapeutics, Inc.*	164	2,772
Atara Biotherapeutics, Inc.*	71	2,769
Coca-Cola Bottling Company Consolidated	16	2,763
CytomX Therapeutics, Inc.*	97	2,760
Inter Parfums, Inc.	58	2,735
REGENXBIO, Inc.*	91	2,716
TherapeuticsMD, Inc.*	554	2,698
Alder Biopharmaceuticals, Inc.*	212	2,692
Retrophin, Inc.*	120	2,683
NutriSystem, Inc.	99	2,668
Quad/Graphics, Inc.	105	2,662
Assembly Biosciences, Inc.*	54	2,654
Providence Service Corp.*	38	2,627
Dean Foods Co.	304	2,620
Phibro Animal Health Corp. — Class A	66	2,620
K2M Group Holdings, Inc.*	138	2,615
Kindred Healthcare, Inc.*	285	2,608
Laureate Education, Inc. — Class A*	185	2,544
Atrion Corp.	4	2,525
Alarm.com Holdings, Inc.*	66	2,491
Vanda Pharmaceuticals, Inc.*	147	2,477
Flexion Therapeutics, Inc.*,1	110	2,465
TG Therapeutics, Inc.*	172	2,442
MiMedx Group, Inc.*,1	347	2,419
Almost Family, Inc.*	43	2,408
Cardiovascular Systems, Inc.*	109	2,390
Anika Therapeutics, Inc.*	48	2,387
AMAG Pharmaceuticals, Inc.*,1	117	2,358
American Public Education, Inc.*	53	2,279
Amphastar Pharmaceuticals, Inc.*	121	2,269
National Healthcare Corp.	38	2,266
Cutera, Inc.*	44	2,211
AtriCure, Inc.*	107	2,196
Novavax, Inc.*	1,045	2,194
Collegium Pharmaceutical, Inc.*	84	2,146
CryoLife, Inc.*	107	2,145
SpartanNash Co.	123	2,117
Geron Corp.*,1	497	2,112
Kforce, Inc.	78	2,110
AngioDynamics, Inc.*	122	2,104
SP Plus Corp.*	58	2,065
RR Donnelley & Sons Co.	235	2,052
Genomic Health, Inc.*	65	2,034
STAAR Surgical Co.*	137	2,028
LSC Communications, Inc.	115	2,007
Barrett Business Services, Inc.	24	1,989
Accelerate Diagnostics, Inc.*	87	1,988
Triple-S Management Corp. — Class B*	76	1,987
Meridian Bioscience, Inc.	139	1,974
SUPERVALU, Inc.*	128	1,949
Heidrick & Struggles International, Inc.	61	1,906
Invacare Corp.	109	1,897
Revance Therapeutics, Inc.*	61	1,879
K12, Inc.*	129	1,829
RadNet, Inc.*	124	1,786
LeMaitre Vascular, Inc.	49	1,775
Progenics Pharmaceuticals, Inc.*	237	1,768
Rigel Pharmaceuticals, Inc.*	495	1,752
Heska Corp.*	22	1,740
La Jolla Pharmaceutical Co.*	58	1,727
ZIOPHARM Oncology, Inc.*	439	1,721
Tootsie Roll Industries, Inc.	58	1,718
Omeros Corp.*	152	1,698
John B Sanfilippo & Son, Inc.	29	1,678
Cerus Corp.*	302	1,655
Ennis, Inc.	84	1,655
RPX Corp.	154	1,646
Surmodics, Inc.*	43	1,636
Lantheus Holdings, Inc.*	102	1,622
WaVe Life Sciences Ltd.*	40	1,604
Ingles Markets, Inc. — Class A	47	1,591
ANI Pharmaceuticals, Inc.*	27	1,572
CorVel Corp.*	31	1,567
BioCryst Pharmaceuticals, Inc.*	328	1,565
Textainer Group Holdings Ltd.*	91	1,542
NeoGenomics, Inc.*	189	1,542
Lannett Company, Inc.*,1	95	1,525
Synergy Pharmaceuticals, Inc.*,1	832	1,523
Central Garden & Pet Co.*	35	1,505
PDL BioPharma, Inc.*	510	1,499
Achaogen, Inc.*	114	1,476
Tejon Ranch Co.*	62	1,433
Akebia Therapeutics, Inc.*	150	1,429
Everi Holdings, Inc.*	217	1,426
Resources Connection, Inc.	88	1,426
Eagle Pharmaceuticals, Inc.*	27	1,423
Forrester Research, Inc.	34	1,409
Aduro Biotech, Inc.*	151	1,404
Carriage Services, Inc. — Class A	50	1,383

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Vectrus, Inc.*	37	$1,378
Concert Pharmaceuticals, Inc.*	60	1,374
Aclaris Therapeutics, Inc.*	78	1,367
CRA International, Inc.	26	1,359
Abeona Therapeutics, Inc.*	94	1,349
Team, Inc.*,1	98	1,347
Audentes Therapeutics, Inc.*	44	1,322
e.l.f. Beauty, Inc.*	68	1,317
Karyopharm Therapeutics, Inc.*	98	1,315
Weis Markets, Inc.	32	1,311
Cross Country Healthcare, Inc.*	118	1,311
Coherus Biosciences, Inc.*	118	1,304
Inovio Pharmaceuticals, Inc.*	272	1,281
Akcea Therapeutics, Inc.*	50	1,281
Accuray, Inc.*	255	1,275
Tactile Systems Technology, Inc.*	40	1,272
Depomed, Inc.*	193	1,272
Community Health Systems, Inc.*,1	318	1,259
Five Prime Therapeutics, Inc.*	73	1,254
Hackett Group, Inc.	78	1,253
Rent-A-Center, Inc.	143	1,234
Lexicon Pharmaceuticals, Inc.*	144	1,234
Keryx Biopharmaceuticals, Inc.*	300	1,227
Addus HomeCare Corp.*	25	1,216
Chefs’ Warehouse, Inc.*	52	1,196
Emerald Expositions Events, Inc.	61	1,188
Madrigal Pharmaceuticals, Inc.*	10	1,168
Endologix, Inc.*	275	1,163
Intellia Therapeutics, Inc.*	55	1,160
Achillion Pharmaceuticals, Inc.*	312	1,158
Agenus, Inc.*	241	1,135
ChemoCentryx, Inc.*	83	1,129
Cara Therapeutics, Inc.*,1	89	1,102
Utah Medical Products, Inc.	11	1,087
Surgery Partners, Inc.*	63	1,080
Jounce Therapeutics, Inc.*	48	1,073
Voyager Therapeutics, Inc.*	57	1,071
Oxford Immunotec Global plc*	85	1,058
Antares Pharma, Inc.*	481	1,058
Kura Oncology, Inc.*	55	1,031
Durect Corp.*	480	1,027
SEACOR Marine Holdings, Inc.*	54	1,027
Celldex Therapeutics, Inc.*	440	1,025
Dermira, Inc.*	127	1,015
Cytokinetics, Inc.*	139	1,001
Fate Therapeutics, Inc.*	102	996
Primo Water Corp.*	85	995
Natera, Inc.*	107	992
ServiceSource International, Inc.*	258	983
Cadiz, Inc.*	72	972
Corbus Pharmaceuticals Holdings, Inc.*,1	159	970
CAI International, Inc.*	45	957
Adamas Pharmaceuticals, Inc.*	40	956
BioScrip, Inc.*	388	954
Limoneira Co.	40	949
National Research Corp. — Class A	32	936
GenMark Diagnostics, Inc.*	171	930
MediciNova, Inc.*	91	930
Stemline Therapeutics, Inc.*	60	918
Capital Senior Living Corp.*	82	881
Farmer Brothers Co.*	29	876
Great Lakes Dredge & Dock Corp.*	190	874
Idera Pharmaceuticals, Inc.*	472	868
Franklin Covey Co.*	32	861
BioSpecifics Technologies Corp.*	19	842
RTI Surgical, Inc.*	183	842
MoneyGram International, Inc.*	97	836
Rockwell Medical, Inc.*	160	834
Paratek Pharmaceuticals, Inc.*	64	832
Civitas Solutions, Inc.*	54	832
Revlon, Inc. — Class A*	39	803
Chimerix, Inc.*	154	801
Craft Brew Alliance, Inc.*	42	781
BioTime, Inc.*	290	780
Corium International, Inc.*	68	780
Reata Pharmaceuticals, Inc. — Class A*	38	779
G1 Therapeutics, Inc.*	21	778
Care.com, Inc.*	46	748
Clearside Biomedical, Inc.*	69	740
Willdan Group, Inc.*	26	737
Biohaven Pharmaceutical Holding Company Ltd.*	28	721
Kindred Biosciences, Inc.*	82	709
NewLink Genetics Corp.*	97	703
Neos Therapeutics, Inc.*	83	689
Village Super Market, Inc. — Class A	26	686
Invitae Corp.*	143	671
ViewRay, Inc.*	102	656
Pieris Pharmaceuticals, Inc.*	95	648
Reis, Inc.	30	643
Calithera Biosciences, Inc.*	102	643
Seneca Foods Corp. — Class A*	23	637
Medpace Holdings, Inc.*	18	628
Athersys, Inc.*	342	626
FONAR Corp.*	21	626
Enzo Biochem, Inc.*	112	614
Aratana Therapeutics, Inc.*	138	609
American Renal Associates Holdings, Inc.*	32	603
Bellicum Pharmaceuticals, Inc.*	91	597
Strongbridge Biopharma plc*	66	584
Acacia Research Corp.*	166	581
Pacific Biosciences of California, Inc.*	277	568
Ardelyx, Inc.*	112	566
Minerva Neurosciences, Inc.*	89	556
Syndax Pharmaceuticals, Inc.*	39	555
CSS Industries, Inc.	30	525
Tetraphase Pharmaceuticals, Inc.*	169	519
NanoString Technologies, Inc.*	69	518
Conatus Pharmaceuticals, Inc.*	88	517
Cambium Learning Group, Inc.*	46	515
Recro Pharma, Inc.*	46	506
Fortress Biotech, Inc.*	110	500

72 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Seres Therapeutics, Inc.*	68	$499
Natural Health Trends Corp.	25	475
Insys Therapeutics, Inc.*,1	78	471
Selecta Biosciences, Inc.*	46	469
Sientra, Inc.*	48	464
Teligent, Inc.*	138	464
Catalyst Pharmaceuticals, Inc.*	191	456
Information Services Group, Inc.*	108	451
Nymox Pharmaceutical Corp.*	106	448
Veracyte, Inc.*	79	439
BG Staffing, Inc.	23	437
AAC Holdings, Inc.*	38	436
Syros Pharmaceuticals, Inc.*	33	428
Smart & Final Stores, Inc.*	76	422
Quotient Ltd.*	89	419
Pulse Biosciences, Inc.*	30	406
Nature’s Sunshine Products, Inc.*	36	396
Otonomy, Inc.*	94	395
Collectors Universe, Inc.	25	393
Ocular Therapeutix, Inc.*	60	391
NantKwest, Inc.*	99	385
Dova Pharmaceuticals, Inc.*	13	353
XBiotech, Inc.*	65	348
Merrimack Pharmaceuticals, Inc.	43	346
Zynerba Pharmaceuticals, Inc.*	39	339
Bridgepoint Education, Inc.*	50	337
Protagonist Therapeutics, Inc.*	38	326
Corvus Pharmaceuticals, Inc.*	28	323
Turning Point Brands, Inc.	16	311
Athenex, Inc.*	18	306
Organovo Holdings, Inc.*	297	306
Kala Pharmaceuticals, Inc.*	19	301
ARC Document Solutions, Inc.*	134	295
Anavex Life Sciences Corp.*	106	293
Curis, Inc.*	442	289
Calyxt, Inc.*	22	289
Trevena, Inc.*	167	274
Alico, Inc.	10	272
Miragen Therapeutics, Inc.*	35	245
Sienna Biopharmaceuticals, Inc.*	13	244
Liberty Tax, Inc.	23	232
Genesis Healthcare, Inc.*	152	230
Natural Grocers by Vitamin Cottage, Inc.*	30	215
Advaxis, Inc.*	122	206
Mersana Therapeutics, Inc.*	13	205
Melinta Therapeutics, Inc.*	25	185
Versartis, Inc.*	110	182
Novelion Therapeutics, Inc.*	51	178
VBI Vaccines, Inc.*	49	172
Matinas BioPharma Holdings, Inc.*	219	167
Ra Pharmaceuticals, Inc.*	31	165
ConforMIS, Inc.*	110	159
Tocagen, Inc.*	13	154
Viveve Medical, Inc.*	40	146
Axovant Sciences Ltd.*	108	144
Asterias Biotherapeutics, Inc.*	99	144
Ascent Capital Group, Inc. — Class A*	37	136
Obalon Therapeutics, Inc.*	30	103
Lifeway Foods, Inc.*	16	96
vTv Therapeutics, Inc. — Class A*	23	94
Ovid therapeutics, Inc.*	13	92
Aileron Therapeutics, Inc.*	10	81
Genocea Biosciences, Inc.*	76	80
Immune Design Corp.*	24	79
Edge Therapeutics, Inc.*	66	78
CPI Card Group, Inc.*	14	42
Oncocyte Corp.*	13	27
Total Consumer, Non-cyclical		1,511,197

Industrial - 2.7%
Curtiss-Wright Corp.	148	19,990
Knight-Swift Transportation Holdings, Inc.	420	19,324
Littelfuse, Inc.	81	16,863
EMCOR Group, Inc.	197	15,352
Louisiana-Pacific Corp.	487	14,011
Cree, Inc.*	327	13,181
Woodward, Inc.	178	12,755
KLX, Inc.*	169	12,009
John Bean Technologies Corp.	105	11,907
SYNNEX Corp.	97	11,485
Summit Materials, Inc. — Class A*	370	11,204
Trinseo S.A.	149	11,033
Dycom Industries, Inc.*	101	10,871
Trex Company, Inc.*	99	10,768
Kennametal, Inc.	264	10,602
MasTec, Inc.*	223	10,492
Rexnord Corp.*	348	10,329
Barnes Group, Inc.	168	10,061
KapStone Paper and Packaging Corp.	291	9,984
Tech Data Corp.*	117	9,960
EnerSys	141	9,781
Proto Labs, Inc.*	83	9,757
Hillenbrand, Inc.	212	9,731
Belden, Inc.	141	9,720
RBC Bearings, Inc.*	78	9,688
Generac Holdings, Inc.*	204	9,366
Applied Industrial Technologies, Inc.	128	9,331
MSA Safety, Inc.	112	9,323
Tetra Tech, Inc.	187	9,154
TopBuild Corp.*	119	9,106
Moog, Inc. — Class A	107	8,818
Golar LNG Ltd.	321	8,783
GATX Corp.	128	8,767
Advanced Energy Industries, Inc.*	133	8,499
Vishay Intertechnology, Inc.	443	8,240
II-VI, Inc.*	201	8,221
Itron, Inc.*	114	8,157
Simpson Manufacturing Company, Inc.	138	7,948
KBR, Inc.	471	7,626
Granite Construction, Inc.	133	7,429
Builders FirstSource, Inc.*	369	7,321
Watts Water Technologies, Inc. — Class A	93	7,226
Rogers Corp.*	60	7,172

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

JELD-WEN Holding, Inc.*	226	$6,920
Axon Enterprise, Inc.*	174	6,840
SPX FLOW, Inc.*	139	6,838
Exponent, Inc.	86	6,764
Plexus Corp.*	112	6,690
Universal Forest Products, Inc.	201	6,523
Aerojet Rocketdyne Holdings, Inc.*	231	6,461
Esterline Technologies Corp.*	88	6,437
Saia, Inc.*	85	6,388
Franklin Electric Company, Inc.	155	6,316
Worthington Industries, Inc.	146	6,266
Sanmina Corp.*	237	6,198
Chart Industries, Inc.*	103	6,080
Albany International Corp. — Class A	96	6,019
Werner Enterprises, Inc.	160	5,840
Masonite International Corp.*	95	5,828
Brady Corp. — Class A	155	5,758
Kaman Corp.	92	5,715
Covanta Holding Corp.	392	5,684
Mueller Water Products, Inc. — Class A	516	5,609
Novanta, Inc.*	107	5,580
Harsco Corp.*	269	5,555
EnPro Industries, Inc.	71	5,494
AAON, Inc.	139	5,421
Cubic Corp.	84	5,342
Forward Air Corp.	99	5,233
Comfort Systems USA, Inc.	123	5,074
Patrick Industries, Inc.*	81	5,010
Mueller Industries, Inc.	191	4,996
Benchmark Electronics, Inc.	167	4,985
Boise Cascade Co.	129	4,979
ESCO Technologies, Inc.	85	4,977
Chicago Bridge & Iron Company N.V.	337	4,853
TTM Technologies, Inc.*	309	4,725
Atlas Air Worldwide Holdings, Inc.*	78	4,715
Methode Electronics, Inc.	120	4,692
General Cable Corp.	158	4,677
AAR Corp.	106	4,676
American Woodmark Corp.*	47	4,627
Actuant Corp. — Class A	199	4,627
SPX Corp.*	142	4,612
Air Transport Services Group, Inc.*	197	4,594
Greenbrier Companies, Inc.	91	4,573
Hub Group, Inc. — Class A*	109	4,562
Greif, Inc. — Class A	85	4,441
Badger Meter, Inc.	94	4,432
Altra Industrial Motion Corp.[1]	96	4,411
Federal Signal Corp.	197	4,338
Raven Industries, Inc.	121	4,241
Triumph Group, Inc.	163	4,108
Apogee Enterprises, Inc.	94	4,075
Matson, Inc.	141	4,038
Standex International Corp.	42	4,005
Tennant Co.	59	3,994
TriMas Corp.*	152	3,990
Astec Industries, Inc.	71	3,918
US Ecology, Inc.	73	3,891
Encore Wire Corp.	68	3,856
OSI Systems, Inc.*	59	3,851
AZZ, Inc.	87	3,802
Fabrinet*	121	3,797
Knowles Corp.*	295	3,714
Schneider National, Inc. — Class B	140	3,648
Continental Building Products, Inc.*	127	3,626
Gibraltar Industries, Inc.*	106	3,588
Alamo Group, Inc.	32	3,517
Kadant, Inc.	36	3,402
Sun Hydraulics Corp.	63	3,374
KEMET Corp.*	185	3,354
Fitbit, Inc. — Class A*	648	3,305
Primoris Services Corp.	132	3,297
FARO Technologies, Inc.*	55	3,212
US Concrete, Inc.*	53	3,201
Lindsay Corp.	35	3,200
Aerovironment, Inc.*	70	3,186
Casella Waste Systems, Inc. — Class A*	131	3,063
Manitowoc Company, Inc.*	107	3,045
Multi-Color Corp.	46	3,038
PGT Innovations, Inc.*	162	3,021
Briggs & Stratton Corp.	140	2,997
Sturm Ruger & Company, Inc.	57	2,992
Marten Transport Ltd.	130	2,964
Kratos Defense & Security Solutions, Inc.*	286	2,943
Advanced Drainage Systems, Inc.	113	2,927
Milacron Holdings Corp.*	145	2,920
CTS Corp.	107	2,910
Ship Finance International Ltd.	200	2,860
Heartland Express, Inc.	158	2,842
Chase Corp.	24	2,795
ArcBest Corp.	87	2,788
Tutor Perini Corp.*	125	2,756
Lydall, Inc.*	56	2,702
Columbus McKinnon Corp.	74	2,652
Astronics Corp.*	70	2,611
Advanced Disposal Services, Inc.*	117	2,607
AVX Corp.	154	2,549
Stoneridge, Inc.*	90	2,484
Aegion Corp. — Class A*	108	2,474
Hyster-Yale Materials Handling, Inc.	35	2,447
Global Brass & Copper Holdings, Inc.	73	2,442
Echo Global Logistics, Inc.*	88	2,429
CIRCOR International, Inc.	55	2,346
GasLog Ltd.	137	2,254
Atkore International Group, Inc.*	111	2,203
NN, Inc.	91	2,184
Argan, Inc.	49	2,105
DXP Enterprises, Inc.*	53	2,064
TimkenSteel Corp.*	133	2,020
Electro Scientific Industries, Inc.*	104	2,010
Quanex Building Products Corp.	112	1,949
NCI Building Systems, Inc.*	110	1,947
Evoqua Water Technologies Corp.*	86	1,831

74 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Griffon Corp.	98	$1,789
GoPro, Inc. — Class A*,1	365	1,748
Control4 Corp.*	81	1,740
Gorman-Rupp Co.	59	1,726
International Seaways, Inc.*	98	1,725
Insteel Industries, Inc.	61	1,685
MYR Group, Inc.*	53	1,633
Mesa Laboratories, Inc.	11	1,633
Myers Industries, Inc.	76	1,607
Vicor Corp.*	56	1,599
Ply Gem Holdings, Inc.*	74	1,598
SunPower Corp. — Class A*,1	200	1,596
National Presto Industries, Inc.	17	1,594
Applied Optoelectronics, Inc.*,1	63	1,579
Haynes International, Inc.	42	1,559
Tredegar Corp.	86	1,544
NV5 Global, Inc.*	27	1,505
VSE Corp.	29	1,500
Caesarstone Ltd.	76	1,493
Ichor Holdings Ltd.*	61	1,477
Kimball Electronics, Inc.*	87	1,405
NVE Corp.	16	1,330
Scorpio Bulkers, Inc.	187	1,318
DMC Global, Inc.	47	1,257
Scorpio Tankers, Inc.	639	1,252
Covenant Transportation Group, Inc. — Class A*	40	1,193
Teekay Corp.[1]	144	1,165
Frontline Ltd.[1]	258	1,143
Heritage-Crystal Clean, Inc.*	48	1,130
Park-Ohio Holdings Corp.	29	1,127
ZAGG, Inc.*	91	1,110
Mistras Group, Inc.*	58	1,099
American Outdoor Brands Corp.*	105	1,084
Park Electrochemical Corp.	64	1,078
Ducommun, Inc.*	35	1,063
Vishay Precision Group, Inc.*	34	1,059
Greif, Inc. — Class B	18	1,049
Costamare, Inc.	165	1,030
Energous Corp.*,1	63	1,010
Energy Recovery, Inc.*	121	994
Armstrong Flooring, Inc.*	73	991
Sterling Construction Company, Inc.*	86	986
YRC Worldwide, Inc.*	111	980
DHT Holdings, Inc.	286	972
GP Strategies Corp.*	42	951
Hurco Companies, Inc.	20	918
American Railcar Industries, Inc.	24	898
Layne Christensen Co.*	60	895
Gener8 Maritime, Inc.*	158	893
Allied Motion Technologies, Inc.	22	875
Powell Industries, Inc.	29	778
Fluidigm Corp.*	130	759
Advanced Emissions Solutions, Inc.	66	754
Hardinge, Inc.	39	715
Graham Corp.	32	685
LSI Industries, Inc.	82	665
Omega Flex, Inc.	10	651
Hill International, Inc.*	114	650
Babcock & Wilcox Enterprises, Inc.*	148	647
Eagle Bulk Shipping, Inc.*	129	638
LB Foster Co. — Class A*	27	636
Olympic Steel, Inc.	31	636
Twin Disc, Inc.*	29	631
Daseke, Inc.*	64	627
UFP Technologies, Inc.*	21	620
Orion Group Holdings, Inc.*	92	606
Bel Fuse, Inc. — Class B	32	605
Hudson Technologies, Inc.*	122	603
Universal Logistics Holdings, Inc.	27	571
Ardmore Shipping Corp.*	75	570
Dorian LPG Ltd.*	75	562
Sparton Corp.*	32	557
Lawson Products, Inc.*	22	555
Northwest Pipe Co.*	32	554
FreightCar America, Inc.	41	549
Pure Cycle Corp.*	57	539
Safe Bulkers, Inc.*	165	523
Nordic American Tankers Ltd.	267	518
Forterra, Inc.*	62	516
Eastern Co.	18	513
AquaVenture Holdings Ltd.*	39	484
Radiant Logistics, Inc.*	125	484
Napco Security Technologies, Inc.*	40	468
Intevac, Inc.*	65	449
LSB Industries, Inc.*	73	447
CECO Environmental Corp.	100	445
Overseas Shipholding Group, Inc. — Class A*	151	429
Core Molding Technologies, Inc.	24	428
IES Holdings, Inc.*	28	424
CyberOptics Corp.*	23	414
Willis Lease Finance Corp.*	12	411
Genco Shipping & Trading Ltd.*	26	370
Gencor Industries, Inc.*	22	354
Iteris, Inc.*	66	327
Teekay Tankers Ltd. — Class A1	260	309
MicroVision, Inc.*	263	297
Navios Maritime Holdings, Inc.*	307	276
Roadrunner Transportation Systems, Inc.*	102	259
Ampco-Pittsburgh Corp.*	29	258
Akoustis Technologies, Inc.*	40	233
Navios Maritime Acquisition Corp.	276	232
NL Industries, Inc.*	27	212
Revolution Lighting Technologies, Inc.*	41	141
Aqua Metals, Inc.*	45	116
Willbros Group, Inc.*	147	81
Total Industrial		998,447

Consumer, Cyclical - 2.1%
Five Below, Inc.*	181	13,275
Texas Roadhouse, Inc. — Class A	224	12,943
FirstCash, Inc.	155	12,594

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Dana, Inc.	487	$12,545
Beacon Roofing Supply, Inc.*	213	11,304
ILG, Inc.	356	11,075
Churchill Downs, Inc.	45	10,982
Planet Fitness, Inc. — Class A*	289	10,916
American Eagle Outfitters, Inc.	543	10,822
Cracker Barrel Old Country Store, Inc.[1]	64	10,189
Marriott Vacations Worldwide Corp.	72	9,590
Ollie’s Bargain Outlet Holdings, Inc.*	159	9,588
Deckers Outdoor Corp.*	106	9,543
Tenneco, Inc.	170	9,328
SkyWest, Inc.	170	9,248
Wolverine World Wide, Inc.	312	9,017
Boyd Gaming Corp.	278	8,857
SiteOne Landscape Supply, Inc.*	114	8,782
Steven Madden Ltd.	198	8,692
Taylor Morrison Home Corp. — Class A*	372	8,660
LCI Industries	81	8,436
Jack in the Box, Inc.	98	8,362
TRI Pointe Group, Inc.*	502	8,248
UniFirst Corp.	51	8,244
KB Home	284	8,080
Lithia Motors, Inc. — Class A	79	7,941
Children’s Place, Inc.	58	7,845
Columbia Sportswear Co.	98	7,490
Penn National Gaming, Inc.*	284	7,458
Scientific Games Corp. — Class A*	178	7,405
Bloomin’ Brands, Inc.	303	7,357
Anixter International, Inc.*	97	7,348
Allegiant Travel Co. — Class A	42	7,247
Cooper-Standard Holdings, Inc.*	58	7,123
Cheesecake Factory, Inc.[1]	143	6,895
Red Rock Resorts, Inc. — Class A	231	6,764
Hawaiian Holdings, Inc.	170	6,579
Mobile Mini, Inc.	147	6,394
Herman Miller, Inc.	200	6,390
RH*,1	67	6,384
Big Lots, Inc.	143	6,225
PriceSmart, Inc.	74	6,183
Dorman Products, Inc.*	90	5,959
Meritage Homes Corp.*	129	5,837
Navistar International Corp.*	166	5,805
Meritor, Inc.*	280	5,757
Dave & Buster’s Entertainment, Inc.*	136	5,677
Brinker International, Inc.[1]	156	5,632
Abercrombie & Fitch Co. — Class A	229	5,544
iRobot Corp.*	86	5,520
G-III Apparel Group Ltd.*	145	5,464
Pinnacle Entertainment, Inc.*	177	5,337
HNI Corp.	145	5,233
Eldorado Resorts, Inc.*	157	5,181
La Quinta Holdings, Inc.*	273	5,163
Caesars Entertainment Corp.*	457	5,141
Callaway Golf Co.	313	5,121
Interface, Inc. — Class A	200	5,040
Cooper Tire & Rubber Co.	172	5,040
Cavco Industries, Inc.*	29	5,039
American Axle & Manufacturing Holdings, Inc.*	330	5,022
Papa John’s International, Inc.	87	4,985
DSW, Inc. — Class A	220	4,941
Triton International Ltd.	157	4,804
Caleres, Inc.	141	4,738
La-Z-Boy, Inc.	157	4,702
Sleep Number Corp.*	131	4,605
Wingstop, Inc.	97	4,581
Rush Enterprises, Inc. — Class A*	102	4,334
Installed Building Products, Inc.*	72	4,324
Group 1 Automotive, Inc.	66	4,312
BMC Stock Holdings, Inc.*	219	4,281
MDC Holdings, Inc.	150	4,188
Asbury Automotive Group, Inc.*	62	4,185
Gentherm, Inc.*	123	4,176
Guess?, Inc.	201	4,169
Tailored Brands, Inc.	164	4,110
Oxford Industries, Inc.	55	4,101
LGI Homes, Inc.*	58	4,093
Fox Factory Holding Corp.*	117	4,083
Wabash National Corp.	195	4,058
H&E Equipment Services, Inc.	105	4,041
Winnebago Industries, Inc.	105	3,948
Chico’s FAS, Inc.	425	3,842
Steelcase, Inc. — Class A	282	3,835
Dine Brands Global, Inc.	58	3,804
Crocs, Inc.*	233	3,786
Dillard’s, Inc. — Class A1	46	3,696
Office Depot, Inc.	1,714	3,685
IMAX Corp.*	188	3,610
International Speedway Corp. — Class A	81	3,572
Modine Manufacturing Co.*	165	3,490
Standard Motor Products, Inc.	72	3,425
Camping World Holdings, Inc. — Class A	106	3,419
SeaWorld Entertainment, Inc.*,1	229	3,396
Belmond Ltd. — Class A*	299	3,334
Denny’s Corp.*	214	3,302
Knoll, Inc.	162	3,271
Core-Mark Holding Company, Inc.	153	3,253
Douglas Dynamics, Inc.	74	3,208
Sonic Corp.	125	3,154
J.C. Penney Company, Inc.*,1	1,038	3,135
Shake Shack, Inc. — Class A*	75	3,122
Vista Outdoor, Inc.*	191	3,117
BJ’s Restaurants, Inc.	67	3,008
ScanSource, Inc.*	83	2,951
M/I Homes, Inc.*	89	2,835
PetMed Express, Inc.	66	2,756
Genesco, Inc.*	65	2,639
Liberty TripAdvisor Holdings, Inc. — Class A*	243	2,612
AMC Entertainment Holdings, Inc. — Class A	178	2,501
Red Robin Gourmet Burgers, Inc.*	43	2,494

76 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Universal Electronics, Inc.*	47	$2,446
Acushnet Holdings Corp.	105	2,424
Ruth’s Hospitality Group, Inc.	98	2,396
Lumber Liquidators Holdings, Inc.*,1	94	2,248
GMS, Inc.*	73	2,231
EZCORP, Inc. — Class A*	167	2,204
Malibu Boats, Inc. — Class A*	66	2,192
Buckle, Inc.	96	2,126
Titan International, Inc.	167	2,106
Kimball International, Inc. — Class B	122	2,079
Conn’s, Inc.*	61	2,074
William Lyon Homes — Class A*	73	2,007
Spartan Motors, Inc.	114	1,961
Movado Group, Inc.	51	1,958
Marcus Corp.	63	1,912
Wesco Aircraft Holdings, Inc.*	186	1,907
Ethan Allen Interiors, Inc.	83	1,905
Fossil Group, Inc.*	148	1,879
Unifi, Inc.*	51	1,849
Express, Inc.*	258	1,847
Tower International, Inc.	66	1,831
Finish Line, Inc. — Class A	133	1,801
Regis Corp.*	119	1,800
Beazer Homes USA, Inc.*	105	1,675
Sonic Automotive, Inc. — Class A	84	1,592
Fiesta Restaurant Group, Inc.*	86	1,591
National Vision Holdings, Inc.*	49	1,583
MCBC Holdings, Inc.*	62	1,562
Hibbett Sports, Inc.*	64	1,533
Century Communities, Inc.*	51	1,527
Veritiv Corp.*	38	1,490
Zumiez, Inc.*	62	1,482
Monarch Casino & Resort, Inc.*	35	1,480
Chuy’s Holdings, Inc.*	55	1,441
Titan Machinery, Inc.*	61	1,437
Citi Trends, Inc.	45	1,391
MarineMax, Inc.*	71	1,381
Motorcar Parts of America, Inc.*	64	1,371
Freshpet, Inc.*	83	1,365
Nautilus, Inc.*	101	1,358
Hooker Furniture Corp.	36	1,321
Carrols Restaurant Group, Inc.*	115	1,288
Haverty Furniture Companies, Inc.	63	1,269
REV Group, Inc.	60	1,246
Biglari Holdings, Inc.*	3	1,225
America’s Car-Mart, Inc.*	23	1,160
Ascena Retail Group, Inc.*	577	1,160
Del Taco Restaurants, Inc.*	110	1,140
Party City Holdco, Inc.*	73	1,139
Cato Corp. — Class A	76	1,120
Perry Ellis International, Inc.*	43	1,109
Culp, Inc.	36	1,100
Superior Industries International, Inc.	82	1,091
Systemax, Inc.	38	1,085
Del Frisco’s Restaurant Group, Inc.*	71	1,083
National CineMedia, Inc.	207	1,074
Daktronics, Inc.	119	1,048
Bassett Furniture Industries, Inc.	34	1,032
Drive Shack, Inc.*	208	994
Johnson Outdoors, Inc. — Class A	16	992
Flexsteel Industries, Inc.	25	990
Barnes & Noble, Inc.	199	985
Essendant, Inc.	125	975
PC Connection, Inc.	39	975
Nexeo Solutions, Inc.*	88	942
Reading International, Inc. — Class A*	56	932
Potbelly Corp.*	77	928
Miller Industries, Inc.	37	925
Zoe’s Kitchen, Inc.*	64	924
Winmark Corp.	7	916
Shoe Carnival, Inc.	38	904
GNC Holdings, Inc. — Class A*,1	227	876
Barnes & Noble Education, Inc.*	127	875
Pier 1 Imports, Inc.	268	863
Green Brick Partners, Inc.*	79	861
RCI Hospitality Holdings, Inc.	30	852
PICO Holdings, Inc.*	74	847
Bojangles’, Inc.*	59	817
Tile Shop Holdings, Inc.	131	786
AV Homes, Inc.*	41	760
Hovnanian Enterprises, Inc. — Class A*	413	756
Foundation Building Materials, Inc.*	50	746
Nathan’s Famous, Inc.	10	739
Eros International plc*	67	730
Superior Uniform Group, Inc.	27	709
Weyco Group, Inc.	21	706
Vera Bradley, Inc.*	66	700
Speedway Motorsports, Inc.	39	695
Lindblad Expeditions Holdings, Inc.*	67	688
Rush Enterprises, Inc. — Class B*	17	686
Horizon Global Corp.*	83	684
Commercial Vehicle Group, Inc.*	84	651
El Pollo Loco Holdings, Inc.*	68	646
Golden Entertainment, Inc.*,1	27	627
Duluth Holdings, Inc. — Class B*	32	599
Habit Restaurants, Inc. — Class A*	68	598
Francesca’s Holdings Corp.*	122	586
Boot Barn Holdings, Inc.*	32	567
Red Lion Hotels Corp.*	55	536
PetIQ, Inc.*	19	505
Fogo De Chao, Inc.*	32	504
Tilly’s, Inc. — Class A	44	497
Kirkland’s, Inc.*	51	494
Sportsman’s Warehouse Holdings, Inc.*	121	494
Big 5 Sporting Goods Corp.[1]	68	493
J Alexander’s Holdings, Inc.*	43	492
Escalade, Inc.	35	480
Blue Bird Corp.*	20	474
EnviroStar, Inc.[1]	12	471
Clarus Corp.*	69	466
New Home Company, Inc.*	41	454
Gaia, Inc.*	29	450

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

At Home Group, Inc.*,1	14	$449
Build-A-Bear Workshop, Inc. — Class A*	46	421
Huttig Building Products, Inc.*	80	418
Century Casinos, Inc.*	56	418
Lifetime Brands, Inc.	33	409
Delta Apparel, Inc.*	22	397
Marine Products Corp.	26	364
Castle Brands, Inc.*,1	292	362
Fred’s, Inc. — Class A1	120	359
Libbey, Inc.	73	357
VOXX International Corp. — Class A*	67	332
Vitamin Shoppe, Inc.*	71	309
Noodles & Co.*	39	294
Container Store Group, Inc.*	54	294
Sequential Brands Group, Inc.*	133	277
PCM, Inc.*	32	266
Hamilton Beach Brands Holding Co. — Class A	10	212
Empire Resorts, Inc.*	11	190
Iconix Brand Group, Inc.*,1	167	185
J. Jill, Inc.*	31	137
Sears Holdings Corp.*	40	107
CompX International, Inc.	5	69
Inspired Entertainment, Inc.*	10	55
Total Consumer, Cyclical		799,526

Technology - 2.0%
MKS Instruments, Inc.	180	20,817
Aspen Technology, Inc.*	245	19,328
EPAM Systems, Inc.*	167	19,125
Paycom Software, Inc.*	165	17,719
Fair Isaac Corp.*	100	16,937
Nutanix, Inc. — Class A*	340	16,697
Entegris, Inc.	475	16,530
Blackbaud, Inc.	160	16,290
Monolithic Power Systems, Inc.	134	15,513
MAXIMUS, Inc.	215	14,349
Integrated Device Technology, Inc.*	448	13,691
2U, Inc.*	161	13,529
Lumentum Holdings, Inc.*	207	13,207
Silicon Laboratories, Inc.*	140	12,586
CACI International, Inc. — Class A*	82	12,411
j2 Global, Inc.	155	12,233
Medidata Solutions, Inc.*	189	11,871
HubSpot, Inc.*,1	109	11,805
Science Applications International Corp.	143	11,268
RealPage, Inc.*	196	10,094
ACI Worldwide, Inc.*	390	9,251
Verint Systems, Inc.*	213	9,074
Cabot Microelectronics Corp.	81	8,676
Cirrus Logic, Inc.*	213	8,654
Semtech Corp.*	215	8,396
Envestnet, Inc.*	143	8,194
Callidus Software, Inc.*	226	8,125
Twilio, Inc. — Class A*	208	7,941
Qualys, Inc.*	108	7,857
Mercury Systems, Inc.*	157	7,586
New Relic, Inc.*	102	7,560
Allscripts Healthcare Solutions, Inc.*	608	7,509
Pegasystems, Inc.	123	7,460
CommVault Systems, Inc.*	130	7,436
NetScout Systems, Inc.*	282	7,431
Convergys Corp.	309	6,990
Cornerstone OnDemand, Inc.*	178	6,962
Cloudera, Inc.*	318	6,862
Power Integrations, Inc.	96	6,562
Pure Storage, Inc. — Class A*	325	6,484
Brooks Automation, Inc.	228	6,174
ExlService Holdings, Inc.*	109	6,079
Acxiom Corp.*	265	6,018
Ebix, Inc.	80	5,960
Progress Software Corp.	154	5,921
VeriFone Systems, Inc.*	368	5,660
MINDBODY, Inc. — Class A*	144	5,602
Box, Inc. — Class A*	271	5,569
Omnicell, Inc.*	125	5,425
Ambarella, Inc.*,1	109	5,340
Five9, Inc.*	178	5,303
Synaptics, Inc.*	115	5,259
Bottomline Technologies de, Inc.*	133	5,154
CSG Systems International, Inc.	112	5,072
Rambus, Inc.*	363	4,875
ManTech International Corp. — Class A	86	4,770
MaxLinear, Inc. — Class A*	206	4,686
Coupa Software, Inc.*	99	4,516
Virtusa Corp.*	90	4,361
Inphi Corp.*	141	4,244
3D Systems Corp.*,1	366	4,242
Cotiviti Holdings, Inc.*	123	4,236
Insight Enterprises, Inc.*	119	4,157
Electronics for Imaging, Inc.*	152	4,154
MicroStrategy, Inc. — Class A*	32	4,128
Diodes, Inc.*	130	3,960
Varonis Systems, Inc.*	65	3,933
Diebold Nixdorf, Inc.[1]	253	3,896
Sykes Enterprises, Inc.*	131	3,791
SPS Commerce, Inc.*	56	3,588
MuleSoft, Inc. — Class A*	81	3,562
Xperi Corp.	164	3,469
Amkor Technology, Inc.*	341	3,454
Stratasys Ltd.*	166	3,350
FormFactor, Inc.*	241	3,290
Hortonworks, Inc.*	157	3,198
Monotype Imaging Holdings, Inc.	139	3,121
Instructure, Inc.*	73	3,077
LivePerson, Inc.*	185	3,025
PROS Holdings, Inc.*	89	2,938
Rudolph Technologies, Inc.*	104	2,881
Evolent Health, Inc. — Class A*	200	2,850
Syntel, Inc.*	111	2,834
Cray, Inc.*	134	2,774
Veeco Instruments, Inc.*	158	2,686
CEVA, Inc.*	73	2,643

78 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

MTS Systems Corp.	49	$2,531
Carbonite, Inc.*	84	2,419
Quality Systems, Inc.*	177	2,416
Axcelis Technologies, Inc.*	96	2,361
Lattice Semiconductor Corp.*	411	2,289
Vocera Communications, Inc.*	97	2,272
Inovalon Holdings, Inc. — Class A*	214	2,268
MACOM Technology Solutions Holdings, Inc.*	136	2,258
Apptio, Inc. — Class A*	78	2,211
Super Micro Computer, Inc.*	130	2,210
CommerceHub, Inc.*	97	2,182
Nanometrics, Inc.*	78	2,098
Everbridge, Inc.*	57	2,086
Cohu, Inc.	90	2,053
Xcerra Corp.*	176	2,050
Workiva, Inc.*	85	2,015
Donnelley Financial Solutions, Inc.*	112	1,923
Photronics, Inc.*	224	1,848
Unisys Corp.*	168	1,806
Ultra Clean Holdings, Inc.*	88	1,694
Blackline, Inc.*	42	1,647
Synchronoss Technologies, Inc.*	143	1,509
Engility Holdings, Inc.*	60	1,464
USA Technologies, Inc.*	162	1,458
Model N, Inc.*	79	1,426
TTEC Holdings, Inc.	46	1,412
InnerWorkings, Inc.*	154	1,394
QAD, Inc. — Class A	33	1,374
Glu Mobile, Inc.*	353	1,331
VASCO Data Security International, Inc.*	101	1,308
Appfolio, Inc. — Class A*	32	1,307
Benefitfocus, Inc.*	53	1,293
KeyW Holding Corp.*	161	1,265
Alteryx, Inc. — Class A*	35	1,195
Immersion Corp.*	97	1,159
American Software, Inc. — Class A	87	1,131
Computer Programs & Systems, Inc.	38	1,110
PDF Solutions, Inc.*	93	1,084
Alpha & Omega Semiconductor Ltd.*	67	1,035
CommerceHub, Inc.*	46	1,035
Tabula Rasa HealthCare, Inc.*	25	970
pdvWireless, Inc.*	32	955
MobileIron, Inc.*	191	945
Presidio, Inc.*	58	907
AXT, Inc.*	124	899
Digi International, Inc.*	85	875
DSP Group, Inc.*	73	861
Digimarc Corp.*	34	814
Ribbon Communications, Inc.*	159	811
SMART Global Holdings, Inc.*	16	797
Impinj, Inc.*,1	61	794
Castlight Health, Inc. — Class B*	214	781
Brightcove, Inc.*	112	778
Upland Software, Inc.*	27	777
Sigma Designs, Inc.*	122	756
Rosetta Stone, Inc.*	57	750
Maxwell Technologies, Inc.*	119	706
Mitek Systems, Inc.*	92	681
Kopin Corp.*,1	206	643
Agilysys, Inc.*	51	608
Amber Road, Inc.*	67	596
Simulations Plus, Inc.	37	546
Avid Technology, Inc.*	112	508
EMCORE Corp.*	88	502
Pixelworks, Inc.*	95	368
Park City Group, Inc.*	42	368
GSI Technology, Inc.*	48	356
Quantum Corp.*	95	346
StarTek, Inc.*	35	342
Eastman Kodak Co.*	55	294
ExOne Co.*	37	269
SecureWorks Corp. — Class A*	28	226
NantHealth, Inc.*	53	162
Cogint, Inc.*	54	135
Veritone, Inc.*	7	97
Majesco*	18	91
Radisys Corp.*	123	79
Red Violet, Inc.*	7	44
Tintri, Inc.*	24	41
Total Technology		736,640

Communications - 1.1%
GrubHub, Inc.*	287	29,122
Proofpoint, Inc.*	146	16,593
Zendesk, Inc.*	333	15,941
RingCentral, Inc. — Class A*	218	13,843
Ciena Corp.*	459	11,888
Etsy, Inc.*	404	11,336
ViaSat, Inc.*,1	171	11,238
Yelp, Inc. — Class A*	267	11,147
Stamps.com, Inc.*	55	11,058
New York Times Co. — Class A	420	10,122
Nexstar Media Group, Inc. — Class A	147	9,775
Shutterfly, Inc.*	109	8,856
InterDigital, Inc.	116	8,538
Sinclair Broadcast Group, Inc. — Class A	239	7,481
Viavi Solutions, Inc.*	766	7,445
Vonage Holdings Corp.*	688	7,327
Meredith Corp.	132	7,102
Cars.com, Inc.*	241	6,828
Plantronics, Inc.	110	6,641
Chegg, Inc.*	306	6,322
Finisar Corp.*	381	6,024
NETGEAR, Inc.*	105	6,006
Cogent Communications Holdings, Inc.	138	5,989
GTT Communications, Inc.*	104	5,897
Shenandoah Telecommunications Co.	155	5,580
TiVo Corp.	401	5,434
8x8, Inc.*	290	5,409
Infinera Corp.*	493	5,354
Oclaro, Inc.*	544	5,201
Ubiquiti Networks, Inc.*,1	75	5,160

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Imperva, Inc.*	114	$4,936
Groupon, Inc. — Class A*	1,136	4,930
Q2 Holdings, Inc.*	102	4,646
MSG Networks, Inc. — Class A*	200	4,520
Entercom Communications Corp. — Class A	424	4,092
Extreme Networks, Inc.*	360	3,985
Gannett Company, Inc.	376	3,752
World Wrestling Entertainment, Inc. — Class A	104	3,745
Scholastic Corp.	95	3,690
Trade Desk, Inc. — Class A*	74	3,672
Blucora, Inc.*	148	3,641
ePlus, Inc.*	43	3,341
Quotient Technology, Inc.*	253	3,314
Iridium Communications, Inc.*	280	3,150
Boingo Wireless, Inc.*	127	3,146
Shutterstock, Inc.*	62	2,985
New Media Investment Group, Inc.	171	2,931
NIC, Inc.	215	2,860
CalAmp Corp.*	116	2,654
Perficient, Inc.*	115	2,636
Liberty Media Corporation - Liberty Braves — Class C*	115	2,624
Okta, Inc.*	65	2,590
ADTRAN, Inc.	163	2,535
Acacia Communications, Inc.*,1	63	2,423
Houghton Mifflin Harcourt Co.*	346	2,405
Consolidated Communications Holdings, Inc.	219	2,400
Web.com Group, Inc.*	128	2,317
EW Scripps Co. — Class A	193	2,314
Comtech Telecommunications Corp.	77	2,302
TrueCar, Inc.*	235	2,223
Gray Television, Inc.*	171	2,172
HealthStream, Inc.	86	2,135
ORBCOMM, Inc.*	227	2,127
ATN International, Inc.	35	2,087
Overstock.com, Inc.*,1	56	2,030
Frontier Communications Corp.[1]	263	1,951
Cincinnati Bell, Inc.*	140	1,939
Loral Space & Communications, Inc.*	43	1,791
XO Group, Inc.*	82	1,702
Tucows, Inc. — Class A*	30	1,680
Gogo, Inc.*,1	191	1,648
QuinStreet, Inc.*	119	1,520
Rapid7, Inc.*	57	1,457
Endurance International Group Holdings, Inc.*	191	1,413
MDC Partners, Inc. — Class A*	191	1,375
TechTarget, Inc.*	66	1,312
Globalstar, Inc.*	1,904	1,309
Central European Media Enterprises Ltd. — Class A*	276	1,159
tronc, Inc.*	67	1,100
Carvana Co.*	46	1,055
1-800-Flowers.com, Inc. — Class A*	89	1,050
Entravision Communications Corp. — Class A	222	1,043
Lands’ End, Inc.*	44	1,027
Quantenna Communications, Inc.*	74	1,014
Harmonic, Inc.*	260	988
Spok Holdings, Inc.	66	987
Calix, Inc.*	144	986
A10 Networks, Inc.*	167	972
Daily Journal Corp.*	4	914
Windstream Holdings, Inc.	612	863
Limelight Networks, Inc.*	201	826
ChannelAdvisor Corp.*	85	773
NeoPhotonics Corp.*,1	110	753
Liberty Media Corporation-Liberty Braves — Class A*	33	750
Internap Corp.*	68	748
Zix Corp.*	174	743
HC2 Holdings, Inc.*	139	731
VirnetX Holding Corp.*	169	668
RigNet, Inc.*	45	612
Clear Channel Outdoor Holdings, Inc. — Class A	123	603
Preformed Line Products Co.	9	586
Ooma, Inc.*	51	556
Hemisphere Media Group, Inc.*	48	540
Liquidity Services, Inc.*	83	540
KVH Industries, Inc.*	52	538
Hawaiian Telcom Holdco, Inc.*	20	534
Telenav, Inc.*	96	518
Clearfield, Inc.*	38	490
Saga Communications, Inc. — Class A	13	484
Meet Group, Inc.*	224	468
Corindus Vascular Robotics, Inc.*	341	467
Intelsat S.A.*	121	455
Aerohive Networks, Inc.*	107	432
WideOpenWest, Inc.*	57	408
IDT Corp. — Class B*	58	364
Rubicon Project, Inc.*	148	266
DHI Group, Inc.*	162	259
Global Eagle Entertainment, Inc.*	169	248
RealNetworks, Inc.*	81	248
Townsquare Media, Inc. — Class A	29	230
Leaf Group Ltd.*	32	226
Yext, Inc.*	17	215
FTD Companies, Inc.*	56	204
Beasley Broadcast Group, Inc. — Class A	16	181
Salem Media Group, Inc. — Class A	39	140
Value Line, Inc.	4	73
Total Communications		431,099

Energy - 0.6%
Delek US Holdings, Inc.	268	10,908
PDC Energy, Inc.*	221	10,836
Matador Resources Co.*	325	9,721
Callon Petroleum Co.*	674	8,924

80 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Peabody Energy Corp.	223	$8,140
Oasis Petroleum, Inc.*	893	7,233
SRC Energy, Inc.*	750	7,073
Ensco plc — Class A1	1,430	6,278
Arch Coal, Inc. — Class A	64	5,880
McDermott International, Inc.*	947	5,767
Dril-Quip, Inc.*	127	5,690
MRC Global, Inc.*	299	4,916
SemGroup Corp. — Class A	222	4,751
Pattern Energy Group, Inc. — Class A1	263	4,547
Rowan Companies plc — Class A*	390	4,501
Oil States International, Inc.*	170	4,454
Superior Energy Services, Inc.*	509	4,291
Carrizo Oil & Gas, Inc.*	259	4,144
NOW, Inc.*	358	3,659
Denbury Resources, Inc.*	1,330	3,644
Unit Corp.*	173	3,418
C&J Energy Services, Inc.*	124	3,202
Diamond Offshore Drilling, Inc.*,1	216	3,167
Noble Corporation plc*	817	3,031
Forum Energy Technologies, Inc.*	270	2,970
Warrior Met Coal, Inc.[1]	105	2,941
ProPetro Holding Corp.*	182	2,892
Exterran Corp.*	107	2,857
SEACOR Holdings, Inc.*	55	2,810
Helix Energy Solutions Group, Inc.*	471	2,727
Ultra Petroleum Corp.*	653	2,723
Jagged Peak Energy, Inc.*	192	2,713
Resolute Energy Corp.*	73	2,529
Sunrun, Inc.*	280	2,500
California Resources Corp.*	143	2,452
Thermon Group Holdings, Inc.*	108	2,420
Stone Energy Corp.*	65	2,412
Ring Energy, Inc.*	167	2,396
SunCoke Energy, Inc.*	216	2,324
Newpark Resources, Inc.*	282	2,284
Green Plains, Inc.	130	2,184
WildHorse Resource Development Corp.*,1	108	2,062
Archrock, Inc.	234	2,047
Bonanza Creek Energy, Inc.*	68	1,884
Par Pacific Holdings, Inc.*	106	1,820
Halcon Resources Corp.*	358	1,743
SandRidge Energy, Inc.*	117	1,697
Penn Virginia Corp.*	48	1,682
TerraForm Power, Inc. — Class A	152	1,631
Renewable Energy Group, Inc.*	127	1,626
CVR Energy, Inc.[1]	53	1,602
Keane Group, Inc.*	106	1,569
Plug Power, Inc.*	764	1,444
TETRA Technologies, Inc.*	383	1,436
Bristow Group, Inc.	108	1,404
W&T Offshore, Inc.*	314	1,391
REX American Resources Corp.*	19	1,383
Matrix Service Co.*	88	1,206
Tellurian, Inc.*	161	1,161
Abraxas Petroleum Corp.*	513	1,139
Flotek Industries, Inc.*	185	1,128
Panhandle Oil and Gas, Inc. — Class A	53	1,023
HighPoint Resources Corp.*	201	1,021
FutureFuel Corp.	84	1,007
Natural Gas Services Group, Inc.*	41	978
Frank’s International N.V.	167	907
Trecora Resources*	66	898
Mammoth Energy Services, Inc.*	27	866
Basic Energy Services, Inc.*	58	838
TPI Composites, Inc.*	36	808
Sanchez Energy Corp.*	243	761
Clean Energy Fuels Corp.*	457	754
Cloud Peak Energy, Inc.*	247	719
Pioneer Energy Services Corp.*	255	688
Evolution Petroleum Corp.	85	684
SilverBow Resources, Inc.*	23	669
Earthstone Energy, Inc. — Class A*	62	627
Era Group, Inc.*	66	617
Lilis Energy, Inc.*	143	568
CARBO Ceramics, Inc.*	77	558
NCS Multistage Holdings, Inc.*	35	525
Midstates Petroleum Company, Inc.*	37	493
NACCO Industries, Inc. — Class A	14	460
Independence Contract Drilling, Inc.*	115	435
Geospace Technologies Corp.*	44	434
Pacific Ethanol, Inc.*	144	432
Eclipse Resources Corp.*	292	420
Gastar Exploration, Inc.*	603	412
Key Energy Services, Inc.*	35	410
PHI, Inc.*	39	399
Select Energy Services, Inc. — Class A*	31	391
Energy XXI Gulf Coast, Inc.*	99	380
Approach Resources, Inc.*	144	376
Hallador Energy Co.	54	371
Vivint Solar, Inc.*	90	329
Gulf Island Fabrication, Inc.	46	327
Adams Resources & Energy, Inc.	7	304
Parker Drilling Co.*	449	285
Contango Oil & Gas Co.*	79	280
Solaris Oilfield Infrastructure, Inc. — Class A*	13	215
Isramco, Inc.*	2	208
EP Energy Corp. — Class A*	129	173
Ranger Energy Services, Inc.*	19	155
Ramaco Resources, Inc.*	20	144
Jones Energy, Inc. — Class A*	169	135
Rosehill Resources, Inc.*	8	47
Westmoreland Coal Co.*	62	25
Total Energy		236,920

Basic Materials - 0.6%
PolyOne Corp.	269	11,438
Ingevity Corp.*	142	10,464
Sensient Technologies Corp.	146	10,305
Allegheny Technologies, Inc.*	420	9,945
Balchem Corp.	106	8,665
HB Fuller Co.	169	8,404

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Commercial Metals Co.	387	$7,918
Minerals Technologies, Inc.	118	7,900
GCP Applied Technologies, Inc.*	240	6,972
US Silica Holdings, Inc.	273	6,967
Cleveland-Cliffs, Inc.*	997	6,929
Carpenter Technology Corp.	155	6,839
Compass Minerals International, Inc.[1]	113	6,814
Ferro Corp.*	280	6,502
Quaker Chemical Corp.	43	6,370
Stepan Co.	67	5,573
Tronox Ltd. — Class A	301	5,550
Kaiser Aluminum Corp.	55	5,549
Innospec, Inc.	80	5,488
Coeur Mining, Inc.*	620	4,960
Hecla Mining Co.	1,319	4,841
AK Steel Holding Corp.*,1	1,055	4,779
Kraton Corp.*	100	4,771
Neenah Paper, Inc.	56	4,390
A. Schulman, Inc.	96	4,128
Schweitzer-Mauduit International, Inc.	102	3,993
AdvanSix, Inc.*	100	3,478
Materion Corp.	67	3,420
PH Glatfelter Co.	145	2,977
Schnitzer Steel Industries, Inc. — Class A	88	2,847
Koppers Holdings, Inc.*	69	2,836
Century Aluminum Co.*	167	2,762
KMG Chemicals, Inc.	44	2,638
Innophos Holdings, Inc.	65	2,614
Rayonier Advanced Materials, Inc.	114	2,448
Fairmount Santrol Holdings, Inc.*,1	519	2,206
CSW Industrials, Inc.*	48	2,162
Clearwater Paper Corp.*	54	2,111
American Vanguard Corp.	96	1,939
Verso Corp. — Class A*	115	1,937
Kronos Worldwide, Inc.	76	1,718
OMNOVA Solutions, Inc.*	145	1,523
Codexis, Inc.*	136	1,496
Klondex Mines Ltd.*	596	1,400
PQ Group Holdings, Inc.*	98	1,369
Landec Corp.*	90	1,174
Intrepid Potash, Inc.*	310	1,128
Hawkins, Inc.	32	1,125
Gold Resource Corp.	176	794
Aceto Corp.	100	760
Oil-Dri Corporation of America	17	683
Uranium Energy Corp.*	457	599
AgroFresh Solutions, Inc.*	74	544
Valhi, Inc.	85	515
United States Lime & Minerals, Inc.	7	512
Ryerson Holding Corp.*	53	432
Smart Sand, Inc.*	73	425
Shiloh Industries, Inc.*	48	418
Orchids Paper Products Co.*,1	30	245
Total Basic Materials		229,689

Utilities - 0.6%
IDACORP, Inc.	169	14,918
WGL Holdings, Inc.	171	14,304
ALLETE, Inc.	171	12,355
Portland General Electric Co.	299	12,112
ONE Gas, Inc.	175	11,553
Spire, Inc.	158	11,423
New Jersey Resources Corp.	282	11,308
Avista Corp.	215	11,019
Southwest Gas Holdings, Inc.	159	10,753
PNM Resources, Inc.	267	10,213
Black Hills Corp.	179	9,720
NorthWestern Corp.	157	8,447
Ormat Technologies, Inc.	135	7,611
South Jersey Industries, Inc.	267	7,519
El Paso Electric Co.	135	6,885
MGE Energy, Inc.	117	6,564
American States Water Co.	121	6,421
California Water Service Group	161	5,997
Otter Tail Corp.	132	5,722
Northwest Natural Gas Co.	95	5,477
Dynegy, Inc.*	295	3,988
Chesapeake Utilities Corp.	53	3,729
NRG Yield, Inc. — Class C	218	3,706
SJW Group	55	2,899
Connecticut Water Service, Inc.	40	2,421
Middlesex Water Co.	53	1,945
NRG Yield, Inc. — Class A	117	1,923
Unitil Corp.	40	1,856
York Water Co.	43	1,333
Artesian Resources Corp. — Class A	26	949
Ameresco, Inc. — Class A*	62	806
Atlantic Power Corp.*	383	804
Consolidated Water Company Ltd.	49	713
RGC Resources, Inc.	22	559
Spark Energy, Inc. — Class A	39	462
Global Water Resources, Inc.	34	305
Genie Energy Ltd. — Class B	45	225
Total Utilities		218,944

Diversified - 0.0%
HRG Group, Inc.*	398	6,563

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	101	2,879

Total Common Stocks
(Cost $6,616,116)		6,833,763

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	18	—
Total Warrants
(Cost $—)		—

82 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

RIGHTS†† - 0.0%
Babcock & Wilcox Enterprises, Inc.
Expires 04/10/18*	118	$226
Omthera Pharmaceuticals, Inc.†††,*,2	110	—
Tobira Therapeutics, Inc.†††,*,2	80	—
Dyax Corp.†††,*,2	1,255	—
Nexstar Media Group, Inc.†††,*,2	852	—
Total Rights
(Cost $206)		226

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 65.2%
Federal Farm Credit Bank[3]
1.50% due 04/02/18[4,5]	$19,500,000	19,499,187
Federal Home Loan Bank[3]
1.40% due 04/04/18[4,5]	5,000,000	4,999,417
Total Federal Agency Discount Notes
(Cost $24,498,604)		24,498,604

FEDERAL AGENCY NOTES†† - 34.6%
Federal Home Loan Bank[3]
1.70% due 09/13/22[6]	5,500,000	5,492,421
1.50% due 10/26/22[6]	4,500,000	4,495,077
Total Federal Home Loan Bank		9,987,498
Federal Farm Credit Bank[3]
1.92% (U.S. Prime Rate - 2.83%) due 09/12/18[7]	3,000,000	3,003,342
Total Federal Agency Notes
(Cost $12,996,230)		12,990,840

U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
1.31% due 04/19/18[4,5,8]	475,000	474,634
Total U.S. Treasury Bills
(Cost $474,686)		474,634

REPURCHASE AGREEMENTS††,9 - 23.6%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[10]	6,689,779	6,689,779
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[10]	2,189,074	2,189,074
Total Repurchase Agreements
(Cost $8,878,853)		8,878,853

	Shares

SECURITIES LENDING COLLATERAL†,11 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[12]	134,013	134,013
Total Securities Lending Collateral
(Cost $134,013)		134,013

Total Investments - 143.2%
(Cost $53,598,708)		$53,810,933
Other Assets & Liabilities, net - (43.2)%		(16,228,121)
Total Net Assets - 100.0%		$37,582,812

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	250	Jun 2018	$19,123,750	$128,669

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	1.59%	At Maturity	04/27/18	16,801	$25,696,594	$187,710
BNP Paribas	Russell 2000 Index	1.89%	At Maturity	04/30/18	10,022	15,327,673	158,956
Barclays Bank plc	Russell 2000 Index	1.74%	At Maturity	04/30/18	5,201	7,954,639	85,278
						$48,978,906	$431,944

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (concluded)	March 29, 2018
RUSSELL 2000® 2x STRATEGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at March 29, 2018 — See Note 7.
[2]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or less than 0.1% of total net assets.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[7]

Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[8]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[9]	Repurchase Agreements — See Note 6.
[10]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
[11]	Securities lending collateral — See Note 7.
[12]	Rate indicated is the 7 day yield as of March 29, 2018.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs		Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,833,763	$—	$—		$—	$—		$6,833,763
Equity Futures Contracts	—	128,669	—		—	—		128,669
Equity Index Swap Agreements	—	—	—		431,944	—		431,944
Federal Agency Discount Notes	—	—	24,498,604		—	—		24,498,604
Federal Agency Notes	—	—	12,990,840		—	—		12,990,840
Repurchase Agreements	—	—	8,878,853		—	—		8,878,853
Rights	—	—	226		—	—	**	226
Securities Lending Collateral	134,013	—	—		—	—		134,013
U.S. Treasury Bills	—	—	474,634		—	—		474,634
Warrants	—	—	—	**	—	—		—
Total Assets	$6,967,776	$128,669	$46,843,157		$431,944	$—		$54,371,546

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended March 29, 2018, there were no transfers between levels.

84 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 29, 2018

Assets:
Investments, at value - including $131,523 of securities loaned (cost $44,719,855)	$44,932,080
Repurchase agreements, at value (cost $8,878,853)	8,878,853
Cash	973
Segregated cash with broker	4,769,324
Unrealized appreciation on swap agreements	431,944
Receivables:
Fund shares sold	7,231,475
Variation margin	330,453
Swap settlement	217,541
Interest	21,162
Dividends	5,712
Securities lending income	273
Total assets	66,819,790

Liabilities:
Payable for:
Fund shares redeemed	29,037,244
Return of securities loaned	134,013
Management fees	28,218
Distribution and service fees	8,297
Transfer agent and administrative fees	7,839
Portfolio accounting fees	4,703
Trustees’ fees*	457
Miscellaneous	16,207
Total liabilities	29,236,978
Commitments and contingent liabilities (Note 11)	—
Net assets	$37,582,812

Net assets consist of:
Paid in capital	$37,472,340
Accumulated net investment loss	(48)
Accumulated net realized loss on investments	(662,318)
Net unrealized appreciation on investments	772,838
Net assets	$37,582,812

A-Class:
Net assets	$3,856,374
Capital shares outstanding	26,926
Net asset value per share	$143.22
Maximum offering price per share (Net asset value divided by 95.25%)	$150.36

C-Class:
Net assets	$683,162
Capital shares outstanding	5,270
Net asset value per share	$129.63

H-Class:
Net assets	$33,043,276
Capital shares outstanding	231,315
Net asset value per share	$142.85

STATEMENT OF OPERATIONS
Year Ended March 29, 2018

Investment Income:
Dividends (net of foreign withholding tax of $72)	$152,689
Interest	278,998
Income from securities lending, net	12,406
Total investment income	444,093

Expenses:
Management fees	348,304
Distribution and service fees:
A-Class	8,802
C-Class	8,752
H-Class	85,765
Transfer agent and administrative fees	96,752
Portfolio accounting fees	58,053
Registration fees	54,086
Custodian fees	5,692
Trustees’ fees*	3,643
Line of credit fees	559
Miscellaneous	34,264
Total expenses	704,672
Net investment loss	(260,579)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,135,849
Swap agreements	5,293,371
Futures contracts	1,042,455
Net realized gain	8,471,675
Net change in unrealized appreciation (depreciation) on:
Investments	(704,063)
Swap agreements	(415,638)
Futures contracts	(70,181)
Net change in unrealized appreciation (depreciation)	(1,189,882)
Net realized and unrealized gain	7,281,793
Net increase in net assets resulting from operations	$7,021,214

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 85

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 29, 2018	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(260,579)	$(484,805)
Net realized gain on investments	8,471,675	20,130,237
Net change in unrealized appreciation (depreciation) on investments	(1,189,882)	(3,026,641)
Net increase in net assets resulting from operations	7,021,214	16,618,791

Distributions to shareholders from:
Net realized gains
A-Class	(104,472)	—
C-Class	(26,569)	—
H-Class	(838,798)	—
Total distributions to shareholders	(969,839)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	12,411,841	273,986,784
C-Class	13,908,760	20,699,667
H-Class	1,864,813,592	1,718,305,613
Distributions reinvested
A-Class	85,265	—
C-Class	25,762	—
H-Class	786,725	—
Cost of shares redeemed
A-Class	(12,476,690)	(276,807,775)
C-Class	(14,213,539)	(21,315,036)
H-Class	(1,871,971,133)	(1,714,232,826)
Net increase (decrease) from capital share transactions	(6,629,417)	636,427
Net increase (decrease) in net assets	(578,042)	17,255,218

Net assets:
Beginning of year	38,160,854	20,905,636
End of year	$37,582,812	$38,160,854
Accumulated net investment loss at end of year	$(48)	$(1,758)

Capital share activity:
Shares sold
A-Class	91,009	2,620,623	*
C-Class	111,038	218,298	*
H-Class	13,845,640	17,247,397	*
Shares issued from reinvestment of distributions
A-Class	583	—	*
C-Class	194	—	*
H-Class	5,389	—	*
Shares redeemed
A-Class	(91,522)	(2,631,879	)*
C-Class	(113,343)	(223,991	)*
H-Class	(13,894,943)	(17,177,263	)*
Net increase (decrease) in shares	(45,955)	53,185	*

*	Capital share activity for the period presented through March 31, 2017, has been restated to reflect a 3:1 share split effective October 31, 2016.

86 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[c]	Year Ended March 31, 2016[c]	Year Ended March 31, 2015[c]	Year Ended March 31, 2014[c]
Per Share Data
Net asset value, beginning of period	$123.80	$82.01	$116.47	$104.89	$72.38
Income (loss) from investment operations:
Net investment income (loss)[a]	(.80)	(1.18)	(.99)	(1.01)	(.93)
Net gain (loss) on investments (realized and unrealized)	23.97	42.97	(25.20)	13.05	35.97
Total from investment operations	23.17	41.79	(26.19)	12.04	35.04
Less distributions from:
Net realized gains	(3.75)	—	(8.27)	(.46)	(2.53)
Total distributions	(3.75)	—	(8.27)	(.46)	(2.53)
Net asset value, end of period	$143.22	$123.80	$82.01	$116.47	$104.89

Total Return[b]	18.66%	50.95%	(23.11%)	11.52%	48.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,856	$3,325	$3,125	$4,490	$5,068
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(1.14%)	(1.00%)	(0.98%)	(1.02%)
Total expenses	1.78%	1.82%	1.78%	1.80%	1.76%
Portfolio turnover rate	526%	810%	296%	620%	515%

C-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[c]	Year Ended March 31, 2016[c]	Year Ended March 31, 2015[c]	Year Ended March 31, 2014[c]
Per Share Data
Net asset value, beginning of period	$113.17	$75.52	$108.82	$98.76	$68.76
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.71)	(1.70)	(1.62)	(1.89)	(1.53)
Net gain (loss) on investments (realized and unrealized)	21.92	39.35	(23.41)	12.41	34.06
Total from investment operations	20.21	37.65	(25.03)	10.52	32.53
Less distributions from:
Net realized gains	(3.75)	—	(8.27)	(.46)	(2.53)
Total distributions	(3.75)	—	(8.27)	(.46)	(2.53)
Net asset value, end of period	$129.63	$113.17	$75.52	$108.82	$98.76

Total Return[b]	17.78%	49.83%	(23.68%)	10.71%	47.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$683	$835	$987	$1,739	$5,632
Ratios to average net assets:
Net investment income (loss)	(1.37%)	(1.85%)	(1.74%)	(1.97%)	(1.78%)
Total expenses	2.52%	2.58%	2.52%	2.75%	2.50%
Portfolio turnover rate	526%	810%	296%	620%	515%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 87

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[c]	Year Ended March 31, 2016[c]	Year Ended March 31, 2015[c]	Year Ended March 31, 2014[c]
Per Share Data
Net asset value, beginning of period	$123.54	$81.88	$116.28	$104.73	$72.30
Income (loss) from investment operations:
Net investment income (loss)[a]	(.83)	(1.05)	(1.10)	(.95)	(.93)
Net gain (loss) on investments (realized and unrealized)	23.89	42.71	(25.03)	12.96	35.89
Total from investment operations	23.06	41.66	(26.13)	12.01	34.96
Less distributions from:
Net realized gains	(3.75)	—	(8.27)	(.46)	(2.53)
Total distributions	(3.75)	—	(8.27)	(.46)	(2.53)
Net asset value, end of period	$142.85	$123.54	$81.88	$116.28	$104.73

Total Return[b]	18.59%	50.87%	(23.10%)	11.52%	48.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,043	$34,001	$16,793	$129,475	$63,570
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(1.09%)	(1.12%)	(0.95%)	(1.07%)
Total expenses	1.81%	1.85%	1.81%	1.81%	1.78%
Portfolio turnover rate	526%	810%	296%	620%	515%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect a 3:1 share split effective October 31, 2016.

88 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 29, 2018, Inverse Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000® Index. Inverse Russell 2000® 2x Strategy Fund H-Class returned -23.11%, while the Russell 2000® Index returned 11.79% over the same period.

The sectors contributing the most to the performance of the underlying index for the period were Health Care and Consumer Discretionary. Energy was the only detractor. The Consumer Staples sector contributed the least.

Nektar Therapeutics, GrubHub, Inc., and Kite Pharma, Inc. were the holdings contributing the most to the performance of the underlying index for the year. U.S. Silica Holdings, Inc., Oasis Petroleum, Inc., and MACOM Technology Solutions Holdings, Inc. detracted the most.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and were a factor in the Fund’s negative performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

THE RYDEX FUNDS ANNUAL REPORT | 89

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 29, 2018

	1 Year	5 Year	10 Year
A-Class Shares	(23.14%)	(26.79%)	(33.12%)
A-Class Shares with sales charge†	(26.79%)	(27.50%)	(33.45%)
C-Class Shares	(23.70%)	(27.36%)	(33.58%)
C-Class Shares with CDSC‡	(24.46%)	(27.36%)	(33.58%)
H-Class Shares	(23.11%)	(26.73%)	(33.14%)
Russell 2000 Index	11.79%	14.45%	11.81%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

90 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 29, 2018
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 42.2%
Federal Home Loan Bank[1]
1.69% due 09/13/22[2]	$2,500,000	$2,496,555
1.50% due 10/26/22[2]	500,000	499,453
Total Federal Home Loan Bank		2,996,008
Federal Farm Credit Bank[1]
1.92% (U.S. Prime Rate -2.83%) due 09/12/18[3]	2,000,000	2,002,228
Freddie Mac[4]
1.45% due 11/02/22[2]	500,000	498,017
Total Federal Agency Notes
(Cost $5,499,910)		5,496,253

FEDERAL AGENCY DISCOUNT NOTES†† - 23.1%
Federal Home Loan Bank[1]
1.55% due 04/04/18[5,6]	3,000,000	2,999,613
Total Federal Agency Discount Notes
(Cost $2,999,613)		2,999,613

U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bills
1.61% due 05/31/18[5,6,7]	210,000	209,425
Total U.S. Treasury Bills		209,425
Total U.S. Treasury Bills
(Cost $209,429)		209,425

REPURCHASE AGREEMENTS††,8 - 21.6%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[7]	2,112,527	2,112,527
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[7]	691,276	691,276
Total Repurchase Agreements
(Cost $2,803,803)		2,803,803

Total Investments - 88.5%
(Cost $11,512,755)		$11,509,094
Other Assets & Liabilities, net - 11.5%		1,497,352
Total Net Assets - 100.0%		$13,006,446

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	25	Jun 2018	$1,912,375	$91,282

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(1.29%)	At Maturity	04/27/18	3,786	$5,790,795	$50,344
BNP Paribas	Russell 2000 Index	(1.39%)	At Maturity	04/30/18	4,681	7,159,210	(74,246)
Barclays Bank plc	Russell 2000 Index	(1.24%)	At Maturity	04/30/18	7,403	11,321,936	(121,377)
						$24,271,941	$(145,279)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]

Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Zero coupon rate security.
[7]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
[8]	Repurchase Agreements — See Note 6.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (concluded)	March 29, 2018
INVERSE RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$91,282	$—	$—	$—	$91,282
Equity Index Swap Agreements	—	—	—	50,344	—	50,344
Federal Agency Discount Notes	—	—	2,999,613	—	—	2,999,613
Federal Agency Notes	—	—	5,496,253	—	—	5,496,253
Repurchase Agreements	—	—	2,803,803	—	—	2,803,803
U.S. Treasury Bills	—	—	209,425	—	—	209,425
Total Assets	$—	$91,282	$11,509,094	$50,344	$—	$11,650,720

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$195,623	$—	$195,623

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended March 29, 2018, there were no transfers between levels.

92 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 29, 2018

Assets:
Investments, at value (cost $8,708,952)	$8,705,291
Repurchase agreements, at value (cost $2,803,803)	2,803,803
Segregated cash with broker	1,164,660
Unrealized appreciation on swap agreements	50,344
Receivables:
Fund shares sold	772,171
Swap settlement	107,019
Interest	8,880
Total assets	13,612,168

Liabilities:
Unrealized depreciation on swap agreements	195,623
Payable for:
Fund shares redeemed	365,798
Variation margin	14,913
Management fees	12,442
Distribution and service fees	3,686
Transfer agent and administrative fees	3,456
Portfolio accounting fees	2,074
Trustees’ fees*	468
Miscellaneous	7,262
Total liabilities	605,722
Commitments and contingent liabilities (Note 11)	—
Net assets	$13,006,446

Net assets consist of:
Paid in capital	$72,070,347
Undistributed net investment income	—
Accumulated net realized loss on investments	(59,006,243)
Net unrealized depreciation on investments	(57,658)
Net assets	$13,006,446

A-Class:
Net assets	$6,076,486
Capital shares outstanding	126,629
Net asset value per share	$47.99
Maximum offering price per share (Net asset value divided by 95.25%)	$50.38

C-Class:
Net assets	$347,996
Capital shares outstanding	7,956
Net asset value per share	$43.74

H-Class:
Net assets	$6,581,964
Capital shares outstanding	137,703
Net asset value per share	$47.80

STATEMENT OF OPERATIONS
Year Ended March 29, 2018

Investment Income:
Interest	$168,566
Total investment income	168,566

Expenses:
Management fees	133,526
Distribution and service fees:
A-Class	4,724
C-Class	6,005
H-Class	30,869
Transfer agent and administrative fees	37,092
Portfolio accounting fees	22,256
Registration fees	12,622
Custodian fees	2,025
Trustees’ fees*	1,136
Line of credit fees	118
Miscellaneous	20,984
Total expenses	271,357
Net investment loss	(102,791)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,568
Swap agreements	(1,944,946)
Futures contracts	(971,002)
Net realized loss	(2,906,380)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,421)
Swap agreements	137,743
Futures contracts	125,803
Net change in unrealized appreciation (depreciation)	256,125
Net realized and unrealized loss	(2,650,255)
Net decrease in net assets resulting from operations	$(2,753,046)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 93

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 29, 2018	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(102,791)	$(284,014)
Net realized loss on investments	(2,906,380)	(8,789,215)
Net change in unrealized appreciation (depreciation) on investments	256,125	357,118
Net decrease in net assets resulting from operations	(2,753,046)	(8,716,111)

Capital share transactions:
Proceeds from sale of shares
A-Class	20,737,874	45,895,980
C-Class	17,489,310	20,754,352
H-Class	663,734,760	614,160,077
Cost of shares redeemed
A-Class	(16,380,293)	(44,896,781)
C-Class	(17,782,534)	(20,349,246)
H-Class	(670,949,369)	(636,926,545)
Net decrease from capital share transactions	(3,150,252)	(21,362,163)
Net decrease in net assets	(5,903,298)	(30,078,274)

Net assets:
Beginning of year	18,909,744	48,988,018
End of year	$13,006,446	$18,909,744
Undistributed net investment income/Accumulated net investment loss at end of year	$—	$(46,445)

Capital share activity:
Shares sold
A-Class	386,791	596,297 *
C-Class	348,146	287,190 *
H-Class	12,271,206	7,732,369 *
Shares redeemed
A-Class	(286,356)	(582,698)*
C-Class	(353,150)	(282,418)*
H-Class	(12,399,374)	(7,900,225)*
Net decrease in shares	(32,737)	(149,485)*

*	Capital share activity for the periods presented through March 31, 2017, has been restated to reflect a 1:4 reverse share split effective November 7, 2016.

94 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[c,d]
Per Share Data
Net asset value, beginning of period	$62.44	$108.34	$100.19	$130.80	$228.14
Income (loss) from investment operations:
Net investment income (loss)[a]	(.27)	(1.15)	(1.88)	(2.24)	(3.04)
Net gain (loss) on investments (realized and unrealized)	(14.18)	(44.75)	10.03	(28.37)	(94.30)
Total from investment operations	(14.45)	(45.90)	8.15	(30.61)	(97.34)
Net asset value, end of period	$47.99	$62.44	$108.34	$100.19	$130.80

Total Return[b]	(23.14%)	(42.36%)	8.10%	(23.39%)	(42.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,076	$1,636	$1,364	$516	$645
Ratios to average net assets:
Net investment income (loss)	(0.54%)	(1.44%)	(1.67%)	(1.77%)	(1.75%)
Total expenses	1.78%	1.73%	1.80%	1.78%	1.77%
Portfolio turnover rate	—	—	—	—	—

C-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[c,d]
Per Share Data
Net asset value, beginning of period	$57.33	$100.17	$93.32	$122.92	$216.11
Income (loss) from investment operations:
Net investment income (loss)[a]	(.71)	(1.63)	(2.48)	(2.96)	(4.00)
Net gain (loss) on investments (realized and unrealized)	(12.88)	(41.21)	9.33	(26.64)	(89.19)
Total from investment operations	(13.59)	(42.84)	6.85	(29.60)	(93.19)
Net asset value, end of period	$43.74	$57.33	$100.17	$93.32	$122.92

Total Return[b]	(23.70%)	(42.77%)	7.33%	(24.08%)	(43.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$348	$743	$820	$664	$488
Ratios to average net assets:
Net investment income (loss)	(1.44%)	(2.23%)	(2.44%)	(2.55%)	(2.47%)
Total expenses	2.55%	2.76%	2.56%	2.56%	2.49%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 95

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[c,d]
Per Share Data
Net asset value, beginning of period	$62.18	$107.91	$99.84	$130.47	$226.43
Income (loss) from investment operations:
Net investment income (loss)[a]	(.36)	(1.19)	(1.84)	(2.24)	(2.96)
Net gain (loss) on investments (realized and unrealized)	(14.02)	(44.54)	9.91	(28.39)	(93.00)
Total from investment operations	(14.38)	(45.73)	8.07	(30.63)	(95.96)
Net asset value, end of period	$47.80	$62.18	$107.91	$99.84	$130.47

Total Return[b]	(23.11%)	(42.39%)	8.09%	(23.48%)	(42.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,582	$16,531	$46,803	$10,508	$15,847
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(1.46%)	(1.69%)	(1.80%)	(1.76%)
Total expenses	1.80%	1.84%	1.81%	1.82%	1.79%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Reverse Share Split — Per share amounts for periods presented through March 31, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.
[d]	Reverse Share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect a 1:4 reverse share split effective November 7, 2016.

96 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. At March 29, 2018, the Trust consisted of eight funds.

This report covers the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund , Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund (the “Funds”), each a non-diversified investment company. Only Investor Class, A-Class, C-Class, H-Class, P-Class, Institutional Class, R6-Class and Money Market Class shares had been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

March 29, 2018 represents the last day during the Funds’ annual period on which the New York Stock Exchange (“NYSE”) was open for trading. The Funds’ financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculations used for shareholder transactions.

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the March 29, 2018, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

THE RYDEX FUNDS ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, under the direction of the Board, using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statement of Operations as follows: foreign

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NOTES TO FINANCIAL STATEMENTS (continued)

taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 29, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(g) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.68% at March 29, 2018.

(j) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase

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NOTES TO FINANCIAL STATEMENTS (continued)

or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis for the year ended March 29, 2018:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$14,498,325	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	9,130,213
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	31,021,428	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	6,093,840
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	6,023,224	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	2,395,121
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	13,645,069	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	4,564,945

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are presented on a multi-lateral or other trade facility platform such as a registered exchange. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis for the year ended March 29, 2018:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$165,248,231	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	49,567,927
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	460,048,762	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	48,366,823
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	60,985,894	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	13,222,314
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	56,047,133	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	23,654,748

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 29, 2018:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 29, 2018:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at March 29, 2018
S&P 500® 2x Strategy Fund	$53,624	$1,599,939	$1,653,563
Inverse S&P 500® 2x Strategy Fund	114,231	116,767	230,998
NASDAQ-100® 2x Strategy Fund	—	7,277,569	7,277,569
Inverse NASDAQ-100® 2x Strategy Fund	103,075	226,614	329,689
Dow 2x Strategy Fund	110,684	661,045	771,729
Inverse Dow 2x Strategy Fund	10,603	—	10,603
Russell 2000® 2x Strategy Fund	128,669	431,944	560,613
Inverse Russell 2000® 2x Strategy Fund	91,282	50,344	141,626

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at March 29, 2018
S&P 500® 2x Strategy Fund	$—	$260,866	$260,866
Inverse S&P 500® 2x Strategy Fund	—	337,035	337,035
NASDAQ-100® 2x Strategy Fund	3,389,100	1,141,781	4,530,881
Inverse NASDAQ-100® 2x Strategy Fund	—	107,544	107,544
Inverse Dow 2x Strategy Fund	—	109,922	109,922
Inverse Russell 2000® 2x Strategy Fund	—	195,623	195,623

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended March 29, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the year ended March 29, 2018:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk*	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$3,371,698	$7,697,477	$11,069,175
Inverse S&P 500® 2x Strategy Fund	(1,180,418)	(12,685,219)	(13,865,637)
NASDAQ-100® 2x Strategy Fund	4,428,200	69,033,253	73,461,453
Inverse NASDAQ-100® 2x Strategy Fund	(176,167)	(8,351,456)	(8,527,623)
Dow 2x Strategy Fund	2,515,795	4,177,456	6,693,251
Inverse Dow 2x Strategy Fund	(156,462)	(3,117,240)	(3,273,702)
Russell 2000® 2x Strategy Fund	1,042,455	5,293,371	6,335,826
Inverse Russell 2000® 2x Strategy Fund	(971,002)	(1,944,946)	(2,915,948)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk*	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$(36,700)	$940,634	$903,934
Inverse S&P 500® 2x Strategy Fund	77,413	232,516	309,929
NASDAQ-100® 2x Strategy Fund	(3,715,409)	5,139,785	1,424,376
Inverse NASDAQ-100® 2x Strategy Fund	120,212	218,347	338,559
Dow 2x Strategy Fund	83,250	662,956	746,206
Inverse Dow 2x Strategy Fund	10,603	(129,155)	(118,552)
Russell 2000® 2x Strategy Fund	(70,181)	(415,638)	(485,819)
Inverse Russell 2000® 2x Strategy Fund	125,803	137,743	263,546

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$1,599,939	$—	$1,599,939	$—	$—	$1,599,939
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	116,767	—	116,767	—	—	116,767
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	7,277,569	—	7,277,569	—	—	7,277,569
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	226,614	—	226,614	—	—	226,614
Dow 2x Strategy Fund	Swap equity contracts	661,045	—	661,045	—	—	661,045
Russell 2000® 2x Strategy Fund	Swap equity contracts	431,944	—	431,944	—	—	431,944
Inverse Russell 2000® 2x Strategy Fund	Swap equity contracts	50,344	—	50,344	—	—	50,344

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NOTES TO FINANCIAL STATEMENTS (continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$260,866	$—	$260,866	$(260,866)	$—	$—
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	337,035	—	337,035	(294,759)	(42,276)	—
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	1,141,781	—	1,141,781	(1,141,781)	—	—
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	107,544	—	107,544	(103,446)	—	4,098
Inverse Dow 2x Strategy Fund	Swap equity contracts	109,922	—	109,922	(98,559)	—	11,363
Inverse Russell 2000® 2x Strategy Fund	Swap equity contracts	195,623	—	195,623	(195,623)	—	—

[1]	Exchange-traded futures are excluded from these reported amounts.

The following table presents deposits held by others in connection with derivative investments as of March 29, 2018. The derivatives tables following the Schedule of Investments list each counterparty for which cash collateral may have been pledged or received at period end. The Funds have the right to offset these deposits against any related liabilities outstanding with each counterparty.

The following table presents deposits held by others in connection with derivative investments as of March 29, 2018. The Funds have the right to offset these deposits against any related liabilities outstanding with each counterparty.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
S&P 500® 2x Strategy Fund	Barclays Bank plc	Total Return Swap agreements	$5,384,737	$—
S&P 500® 2x Strategy Fund Total			5,384,737	—
Inverse S&P 500® 2x Strategy Fund	Barclays Bank plc	Total Return Swap agreements	310,000	—
	Goldman Sachs Group	Futures contracts	371,200	—
Inverse S&P 500® 2x Strategy Fund Total			681,200	—
NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total Return Swap agreements	40,789,561	—
	Goldman Sachs Group	Futures contracts	2,754,356	—
NASDAQ-100® 2x Strategy Fund Total			43,543,918	—
Inverse NASDAQ-100® 2x Strategy Fund	Goldman Sachs Group	Futures contracts	98,600	—
Inverse NASDAQ-100® 2x Strategy Fund Total			98,600	—
Dow 2x Strategy Fund	Barclays Bank plc	Total Return Swap agreements	1,220,202	—
Dow 2x Strategy Fund Total			1,220,202	—
Inverse Dow 2x Strategy Fund	Goldman Sachs Group	Futures contracts	190,800	—
Inverse Dow 2x Strategy Fund Total			190,800	—
Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total Return Swap agreements	3,530,000	—
	Goldman Sachs Group	Futures contracts	1,239,324	—
Russell 2000® 2x Strategy Fund Total			4,769,324	—
Inverse Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total Return Swap agreements	1,080,660	—
	Goldman Sachs Group	Futures contracts	84,000	—
Inverse Russell 2000® 2x Strategy Fund Total			1,164,660	—

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Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—quoted prices in active markets for identical assets or liabilities.

Level 2	—significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	—significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

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NOTES TO FINANCIAL STATEMENTS (continued)

For the year ended March 29, 2018, GFD retained sales charges of $61,624 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, trustees and/or employees of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. U.S Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 29, 2018, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S Treasury Note
1.80%			2.13%
Due 04/02/18	$49,077,889	$49,087,706	05/15/25	$35,556,000	$34,524,557
			U.S. Treasury Bonds
			3.00%
			05/15/45 - 05/15/47	15,275,700	15,534,986
					50,059,543

Bank of America Merrill Lynch			U.S. Treasury Note
1.78%			1.38%
Due 04/02/18	16,059,598	16,062,772	07/31/19	16,527,200	16,380,853

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

106 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At March 29, 2018, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
S&P 500® 2x Strategy Fund	$209,096	$(209,096)	$—	$213,299	$—	$213,299
NASDAQ-100® 2x Strategy Fund	2,669,711	(2,669,711)	—	2,693,902	—	2,693,902
Russell 2000® 2x Strategy Fund	131,523	(131,523)	—	134,013	—	134,013

(a)	Actual collateral received by the Fund is greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The tax character of distributions paid during the year ended March 29, 2018 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
S&P 500® 2x Strategy Fund	$8,214,550	$—	$—	$8,214,550
NASDAQ-100® 2x Strategy Fund	55,687,549	39,509	—	55,727,058
Dow 2x Strategy Fund	4,217,769	—	—	4,217,769
Russell 2000® 2x Strategy Fund	969,839	—	—	969,839

The tax character of distributions paid during the year ended March 31, 2017 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
S&P 500® 2x Strategy Fund	$180,491	$—	$—	$180,491
NASDAQ-100® 2x Strategy Fund	—	4,649,878	—	4,649,878
Dow 2x Strategy Fund	—	179,060	—	179,060

Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

THE RYDEX FUNDS ANNUAL REPORT | 107

NOTES TO FINANCIAL STATEMENTS (continued)

The tax components of accumulated earnings/(deficit) as of March 29, 2018 were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
S&P 500® 2x Strategy Fund	$—	$—	$12,172,853	$(1,886,134)	$—	$10,286,719
Inverse S&P 500® 2x Strategy Fund	—	—	(236,819)	(172,199,487)	—	(172,436,306)
NASDAQ-100® 2x Strategy Fund	—	—	69,336,952	—	—	69,336,952
Inverse NASDAQ-100® 2x Strategy Fund	—	—	101,223	(107,768,134)	—	(107,666,911)
Dow 2x Strategy Fund	—	—	6,015,466	—	—	6,015,466
Inverse Dow 2x Strategy Fund	—	—	(117,719)	(37,550,317)	—	(37,668,036)
Russell 2000® 2x Strategy Fund	—	—	110,472	—	—	110,472
Inverse Russell 2000® 2x Strategy Fund	—	—	(148,940)	(58,914,961)	—	(59,063,901)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the RIC Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of March 29, 2018, capital loss carryforwards for the Funds were as follows:

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Inverse S&P 500® 2x Strategy Fund	$(151,604,402)	$(20,595,085)	$(172,199,487)
Inverse NASDAQ-100® 2x Strategy Fund	(100,026,107)	(7,704,040)	(107,730,147)
Inverse Dow 2x Strategy Fund	(33,720,710)	(3,828,988)	(37,549,698)
Inverse Russell 2000® 2x Strategy Fund	(52,645,587)	(6,269,374)	(58,914,961)

For the year ended March 29, 2018, the following capital loss carryforward amounts expired or were utilized:

Fund	Expired	Utilized	Total
Inverse S&P 500® 2x Strategy Fund	$116,286,366	$—	$116,286,366
Inverse NASDAQ-100® 2x Strategy Fund	50,483,391	—	50,483,391
Inverse Dow 2x Strategy Fund	19,579,661	—	19,579,661
Inverse Russell 2000® 2x Strategy Fund	28,383,576	—	28,383,576

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales, distributions in connection with redemption of fund shares, the “mark-to-market” of certain derivatives, qualified late-year losses deferred, and the “mark-to-market,” recharacterization, or disposition of certain Passive Foreign Investment Companies (PFICs). Additional differences may result from the tax treatment of net operating losses and the expiration of capital loss carryforward amounts. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

108 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The following adjustments were made on the Statements of Assets and Liabilities as of March 29, 2018 for permanent book/tax differences:

Fund	Paid In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)
S&P 500® 2x Strategy Fund	$12,517,887	$18,873	$(12,536,760)
Inverse S&P 500® 2x Strategy Fund	(116,679,552)	393,186	116,286,366
NASDAQ-100® 2x Strategy Fund	57,488,940	3,065,920	(60,554,860)
Inverse NASDAQ-100® 2x Strategy Fund	(50,641,250)	157,859	50,483,391
Dow 2x Strategy Fund	5,322,368	29,797	(5,352,165)
Inverse Dow 2x Strategy Fund	(19,701,376)	121,715	19,579,661
Russell 2000® 2x Strategy Fund	7,603,147	262,289	(7,865,436)
Inverse Russell 2000® 2x Strategy Fund	(28,532,812)	149,236	28,383,576

At March 29, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized (Loss)	Net Unrealized Gain/(Loss)
S&P 500® 2x Strategy Fund	$149,364,786	$13,498,747	$(1,325,895)	$12,172,852
Inverse S&P 500® 2x Strategy Fund	28,696,168	184,848	(421,666)	(236,818)
NASDAQ-100® 2x Strategy Fund	360,973,920	75,684,548	(6,347,596)	69,336,952
Inverse NASDAQ-100® 2x Strategy Fund	12,075,639	251,967	(150,744)	101,223
Dow 2x Strategy Fund	51,158,152	6,126,374	(110,909)	6,015,465
Inverse Dow 2x Strategy Fund	7,255,390	9,670	(127,389)	(117,719)
Russell 2000® 2x Strategy Fund	54,132,404	322,996	(212,523)	110,473
Inverse Russell 2000® 2x Strategy Fund	11,512,755	105,611	(254,551)	(148,940)

Pursuant to Federal income tax regulations applicable to regulated investment companies, the Funds have elected to treat net capital losses and certain ordinary losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. The Funds have also elected to treat certain ordinary losses realized between January 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 29, 2018, the following losses reflected in the accompanying financial statements were deferred for Federal income tax purposes until April 1, 2018:

Fund	Ordinary	Capital
S&P 500® 2x Strategy Fund	$—	$(1,886,134)
Inverse NASDAQ-100® 2x Strategy Fund	(37,987)	—
Inverse Dow 2x Strategy Fund	(619)	—

Note 9 – Securities Transactions

For the year ended March 29, 2018, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$316,999,209	$313,768,811
Inverse S&P 500® 2x Strategy Fund	2,500,000	15,500,000
NASDAQ-100® 2x Strategy Fund	766,051,140	694,406,315
Inverse NASDAQ-100® 2x Strategy Fund	—	6,850,000
Dow 2x Strategy Fund	110,819,540	90,731,652
Inverse Dow 2x Strategy Fund	—	1,000,000
Russell 2000® 2x Strategy Fund	68,706,312	80,852,964
Inverse Russell 2000® 2x Strategy Fund	—	—

THE RYDEX FUNDS ANNUAL REPORT | 109

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the year ended March 29, 2018, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain
S&P 500® 2x Strategy Fund	$158,578,383	$165,105,886	$2,929,409
Inverse S&P 500® 2x Strategy Fund	—	7,019,130	21,177
NASDAQ-100® 2x Strategy Fund	249,024,976	299,722,410	21,360,858
Inverse NASDAQ-100® 2x Strategy Fund	—	4,512,298	13,614
Dow 2x Strategy Fund	49,182,101	24,789,234	1,615,989
Russell 2000® 2x Strategy Fund	66,716,599	43,004,044	1,852,021
Inverse Russell 2000® 2x Strategy Fund	—	3,008,199	9,076

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2018. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 2.26% for the year ended March 29, 2018. The Funds did not have any borrowings outstanding under this agreement at March 29, 2018.

The average daily balances borrowed for the year ended March 29, 2018, were as follows:

Fund	Average Balance
S&P 500® 2x Strategy Fund	$16,613
Inverse S&P 500® 2x Strategy Fund	11,717
NASDAQ-100® 2x Strategy Fund	74,040
Inverse NASDAQ-100® 2x Strategy Fund	28,348
Dow 2x Strategy Fund	19,766
Inverse Dow 2X Strategy Fund	5,657
Russell 2000® 2x Strategy Fund	24,277
Inverse Russell 2000® 2x Strategy Fund	5,061

Note 11 – Legal Proceedings

Tribune Company

Rydex Dynamic Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Dynamic Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Dynamic Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Dynamic Funds has been named as a putative member of the proposed defendant class of shareholders in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

110 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. The court has not yet ruled on the motion.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The District Court has not yet ruled on that request.

None of these lawsuits alleges any wrongdoing on the part of Rydex Dynamic Funds. The following series of Rydex Dynamic Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: S&P 500 2x Strategy Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $52,020. At this stage of the proceedings, Rydex Dynamic Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

THE RYDEX FUNDS ANNUAL REPORT | 111

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund and the Board of Trustees of Rydex Dynamic Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund (collectively referred to as the “Funds”), (eight of the funds constituting Rydex Dynamic Funds (the “Trust”)), including the schedules of investments, as of March 29, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eight of the funds constituting Rydex Dynamic Funds) at March 29, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 29, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Guggenheim investment companies since 1979.

Tysons, Virginia
May 25, 2018

112 | THE RYDEX FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2019, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2018.

Of the taxable ordinary income distributions paid during the fiscal year ending March 29, 2018, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Short-Term Capital Gain
S&P 500® 2x Strategy Fund	10.04%	9.74%	100.00%
NASDAQ-100® 2x Strategy Fund	5.52%	5.32%	100.00%
Dow 2x Strategy Fund	12.45%	12.72%	100.00%
Russell 2000® 2x Strategy Fund	2.36%	2.64%	100.00%

With respect to the taxable year ended March 29, 2018, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
S&P 500® 2x Strategy Fund	$—	$1,793,930
NASDAQ-100® 2x Strategy Fund	39,509	15,585,318
Dow 2x Strategy Fund	—	2,342,353
Russell 2000® 2x Strategy Fund	—	173,728

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

THE RYDEX FUNDS ANNUAL REPORT | 113

OTHER INFORMATION (Unaudited)(concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

114 | THE RYDEX FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Amy J. Lee** (1961)	Trustee (February 2018-present) and President (2017-present)	Current: Interested Trustee, certain other funds in the Fund Complex (February 2018-present); Chief Legal Officer and Vice President, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-February 2018); and Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	158	None.
INDEPENDENT TRUSTEES
Angela Brock-Kyle (1959)	Trustee, Member of the Audit Committee, and Member of the Compliance and Risk Oversight Committee from 2016 to present; and Member of the Governance and Nominating Committee and Chairwoman of the Compliance and Risk Oversight Committee from 2017 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	110	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance and Nominating Committee from 2017 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	110	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	110	Epiphany Funds (2) (2009-present).
John O. Demaret (1940)	Trustee and Member of the Audit Committee from 1997 to present; Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	110	None.

THE RYDEX FUNDS ANNUAL REPORT | 115

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit Committee from 2005 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	110	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Chairman and Member of the Governance and Nominating Committee from 2017 to present; and Member of the Investment and Performance Committee from 2018 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	110	US Global Investors (GROW) (1995-present) and Harvest Volatility Edge Trust (3) (2017-present).
Patrick T. McCarville (1942)	Trustee and Member of the Audit Committee from 1999 to present; and Member of the Governance and Nominating Committee from 2017 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	110	None.
Sandra G. Sponem (1958)	Trustee, Member of the Audit Committee and Chairwoman and Member of the Investment and Performance Committee from 2016 to present; and Member of the Governance and Nominating Committee from 2017 to present.	Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	110	None.

116 | THE RYDEX FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Michael P. Byrum (1970)	Vice President (2000-present)

Current: Senior Vice President, Security Investors, LLC (2010-present); Senior Managing Director, Guggenheim Investments (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); and Director and Chairman, Advisory Research Center, Inc. (2006-present).

Former: Manager, Guggenheim Specialized Products, LLC (2005-April 2018); Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC (now MUFG Investor Services (US), LLC); Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present)

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director, Guggenheim Investments (2015-present).

Former: Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-April 2018); Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Mark E. Mathiasen (1978)	Secretary (2017-present)	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: CCO, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Security Investors, LLC (2012-2018); CCO, Guggenheim Funds Investment Advisors, LLC (2012-2018); CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

THE RYDEX FUNDS ANNUAL REPORT | 117

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer (November 2017-present)

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”) (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	This Trustee is an “interested person” (as defined in Section 2 (a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of her affiliation with Guggenheim Investments.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.

118 | THE RYDEX FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE RYDEX FUNDS ANNUAL REPORT | 119

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

120 | THE RYDEX FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS ANNUAL REPORT | 121

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Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Werner Keller. Mr. Keller is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his capacity as a Board or committee member).

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended March 29, 2018 and March 31, 2017 were $147,640 and $139,888, respectively.

(b)	Audit-Related Fees: The aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for the fiscal years ended March 29, 2018 and March 31, 2017 were $0 and $0, respectively.

The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant to the registrant’s investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (“Service Affiliates”) which required pre-approval by the Audit Committee which related to the review of the transfer agent function for the fiscal years ended March 29, 2018 and March 31, 2017 were $0 and $0, respectively.

(c)	Tax Fees: The aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 29, 2018 and March 31, 2017 were $65,483 and $69,768, respectively.

(d)	All Other Fees: The aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, for the fiscal years ended March 29, 2018 and March 31, 2017 were $0 and $0, respectively.

(e)	Audit Committee Pre-Approval Policies and Procedures. The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees. The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $65,483 and $137,341, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h)	Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	June 6, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	June 6, 2018

*	Print the name and title of each signing officer under his or her signature.